UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-07121)

Exact name of registrant as specified in charter:	Putnam Asset Allocation Funds

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

James E. Thomas, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2023

Date of reporting period:	October 1, 2022 – March 31, 2023

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

A world of investing.®

Putnam INVESTMENTS

# Putnam Dynamic Asset Allocation Conservative Fund

**Semiannual report**
**3 | 31 | 23**

**Asset allocation funds** invest in a mix of many different types of investments to help weather changing market environments.

**FUND SYMBOL**
**CLASS A**
PACAX

Putnam Dynamic
Asset Allocation
Conservative Fund

Semiannual report
3 | 31 | 23

Message from the Trustees	1
Your fund at a glance	2
Your fund’s expenses	3
Other information for shareholders	5
Financial statements	6

Message from the Trustees

May 12, 2023

Dear Fellow Shareholder:

Stocks and bonds have experienced shifting conditions since the start of the year. Inflation has gradually declined from the higher levels of 2022. Additionally, the U.S. Federal Reserve has reduced the size of its interest-rate increases. Markets have shown optimism that the Fed may soon end its rate-hiking cycle altogether. Still, the effects of high interest rates may weigh on economic growth and corporate profit margins in the months ahead.

The investment professionals at Putnam continue to actively research stock and bond markets for attractive opportunities while monitoring potential risks.

The following semiannual report provides an overview of your fund’s portfolio and expenses. For additional information, please visit putnam.com.

Thank you for investing with Putnam.

Allocations are shown as a percentage of the fund’s net assets as of 3/31/23. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the exclusion of as-of trades, if any, the use of different classifications of securities for presentation purposes, and rounding. Holdings and allocations may vary over time. Due to rounding, percentages may not equal 100%.

Of special interest

During the reporting period, the fund’s portfolio generated a higher level of income due to rising interest rates. As a result, the fund’s monthly dividend rate for class A shares was increased from $0.013 to $0.014 per share in October 2022 and from $0.014 to $0.016 per share in February 2023. Similar increases were made to other share classes of the fund.

2 Dynamic Asset Allocation Conservative Fund

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class P	Class R	Class R5	Class R6	Class Y
Total annual operating
expenses for the fiscal year
ended 9/30/22	0.98%	1.73%	1.73%	0.60%	1.23%	0.71%	0.64%	0.73%
Annualized expense ratio
for the six-month period
ended 3/31/23	1.02%	1.77%	1.77%	0.63%	1.27%	0.74%	0.67%	0.77%

Fiscal year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in each class of the fund from 10/1/22 to 3/31/23. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class P	Class R	Class R5	Class R6	Class Y
Expenses paid per $1,000*†	$5.27	$9.13	$9.13	$3.26	$6.56	$3.83	$3.46	$3.98
Ending value (after expenses)	$1,071.40	$1,068.10	$1,068.60	$1,074.10	$1,070.70	$1,073.70	$1,074.10	$1,073.50

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 3/31/23. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period (182); and then dividing that result by the number of days in the year (365).

Dynamic Asset Allocation Conservative Fund 3

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended 3/31/23, use the following calculation method. To find the value of your investment on 10/1/22, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class P	Class R	Class R5	Class R6	Class Y
Expenses paid per $1,000*†	$5.14	$8.90	$8.90	$3.18	$6.39	$3.73	$3.38	$3.88
Ending value (after expenses)	$1,019.85	$1,016.11	$1,016.11	$1,021.79	$1,018.60	$1,021.24	$1,021.59	$1,021.09

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 3/31/23. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period (182); and then dividing that result by the number of days in the year (365).

4 Dynamic Asset Allocation Conservative Fund

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, Putnam sends a single notice of internet availability, or a single printed copy, of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581 or, for exchange-traded funds only, 1-833-228-5577. We will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2022, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581 or, for exchange-traded funds only, 1-833-228-5577.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam funds. As of March 31, 2023, Putnam employees had approximately $463,000,000 and the Trustees had approximately $65,000,000 invested in Putnam funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

Dynamic Asset Allocation Conservative Fund 5

Financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal period.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover (not required for money market funds) in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

6 Dynamic Asset Allocation Conservative Fund

The fund’s portfolio 3/31/23 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (57.6%)*	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (6.1%)
Government National Mortgage Association Pass-Through Certificates
6.00%, with due dates from 12/20/48 to 4/20/49	$315,180	$332,927
5.00%, 5/20/49	9,513	9,595
4.70%, with due dates from 5/20/67 to 8/20/67	90,457	90,580
4.639%, 6/20/67	50,915	50,821
4.525%, 3/20/67	66,557	66,331
4.50%, TBA, 4/1/53	6,000,000	5,909,754
4.50%, 5/20/49	18,124	18,034
4.00%, TBA, 4/1/53	4,000,000	3,850,677
3.00%, TBA, 4/1/53	10,000,000	9,096,661
3.00%, with due dates from 8/20/49 to 4/20/51	20,810,423	19,080,321
		38,505,701
U.S. Government Agency Mortgage Obligations (51.5%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
4.00%, 9/1/45	152,191	149,338
3.00%, with due dates from 2/1/47 to 1/1/48	8,010,101	7,300,022
2.50%, with due dates from 8/1/50 to 8/1/51	4,034,925	3,489,524
Federal National Mortgage Association Pass-Through Certificates
4.00%, 1/1/57	384,991	372,360
4.00%, with due dates from 6/1/48 to 4/1/49	5,591,370	5,421,213
3.50%, 6/1/56	444,108	415,806
3.50%, with due dates from 4/1/52 to 5/1/52	2,820,813	2,645,675
3.00%, with due dates from 4/1/46 to 11/1/48	8,132,907	7,440,028
2.50%, with due dates from 7/1/50 to 8/1/51	28,143,022	24,364,858
Uniform Mortgage-Backed Securities
6.00%, TBA, 5/1/53	11,000,000	11,219,143
6.00%, TBA, 4/1/53	11,000,000	11,225,588
5.50%, TBA, 5/1/53	16,000,000	16,156,870
5.50%, TBA, 4/1/53	16,000,000	16,162,496
5.00%, TBA, 5/1/53	50,000,000	49,853,495
5.00%, TBA, 4/1/53	56,000,000	55,840,288
4.50%, TBA, 5/1/53	11,000,000	10,776,987
4.50%, TBA, 4/1/53	11,000,000	10,774,839
4.00%, TBA, 5/1/53	1,000,000	956,719
4.00%, TBA, 4/1/53	1,000,000	956,328
3.50%, TBA, 5/1/53	13,000,000	12,081,360
3.50%, TBA, 4/1/53	13,000,000	12,073,744
3.00%, TBA, 4/1/53	9,000,000	8,070,473
2.50%, TBA, 5/1/53	11,000,000	9,490,076
2.50%, TBA, 4/1/53	17,000,000	14,652,537
2.50%, TBA, 5/1/38	17,000,000	15,781,449
2.50%, TBA, 4/1/38	17,000,000	15,765,511
2.00%, TBA, 4/1/53	5,000,000	4,131,404
		327,568,131
Total U.S. government and agency mortgage obligations (cost $372,384,534)		$366,073,832

Dynamic Asset Allocation Conservative Fund 7

U.S. TREASURY OBLIGATIONS (—%)*	Principal amount	Value
U.S. Treasury Notes 2.750%, 02/15/24 [i]	$104,000	$102,622
U.S. Treasury Notes 1.875%, 02/28/27 [i]	9,000	8,413
Total U.S. treasury obligations (cost $111,035)		$111,035

COMMON STOCKS (47.5%)*	Shares	Value
Basic materials (2.2%)
AdvanSix, Inc.	1,000	$38,270
Alcoa Corp.	3,540	150,662
American Vanguard Corp.	617	13,500
American Woodmark Corp. †	225	11,716
Andersons, Inc. (The)	284	11,735
Anglo American PLC (London Exchange) (United Kingdom)	18,072	598,139
Archer-Daniels-Midland Co.	1,700	135,422
Arcosa, Inc.	228	14,389
Ashland Global Holdings, Inc.	1,300	133,523
Atkore, Inc. †	625	87,800
BHP Group, Ltd. (ASE Exchange) (Australia)	32,620	1,034,637
BHP Group, Ltd. (London Exchange) (Australia)	1,567	49,585
BlueScope Steel, Ltd. (Australia)	13,462	182,413
Boise Cascade Co.	1,129	71,409
CF Industries Holdings, Inc.	8,974	650,525
Clearwater Paper Corp. †	514	17,178
Codexis, Inc. †	5,308	21,975
Compagnie de Saint-Gobain (France)	6,698	381,369
Constellium SE (France) †	4,580	69,982
Corteva, Inc.	25,838	1,558,290
CRH PLC (Ireland)	30,631	1,548,035
Dow, Inc.	2,896	158,759
DuPont de Nemours, Inc.	7,663	549,974
Eastman Chemical Co.	4,144	349,505
Eiffage SA (France)	1,801	194,958
Freeport-McMoRan, Inc. (Indonesia)	27,151	1,110,747
Glencore PLC (United Kingdom)	46,217	265,845
Holcim AG (Switzerland)	1,825	117,725
Innospec, Inc.	416	42,711
LightWave Logic, Inc. †	3,591	18,781
Linde PLC	1,609	571,903
Minerals Technologies, Inc.	220	13,292
Misumi Group, Inc. (Japan)	1,600	40,254
Mueller Industries, Inc.	1,035	76,052
Nucor Corp.	1,000	154,470
NV5 Global, Inc. †	109	11,333
OCI NV (Netherlands)	3,517	119,388
Olin Corp.	2,822	156,621
Orion Engineered Carbons SA (Luxembourg)	815	21,263
PotlatchDeltic Corp. R	1,381	68,360
PPG Industries, Inc.	3,981	531,782
Rayonier Advanced Materials, Inc. †	2,789	17,487
Reliance Steel & Aluminum Co.	700	179,718
Rio Tinto PLC (United Kingdom)	4,110	278,556

8 Dynamic Asset Allocation Conservative Fund

COMMON STOCKS (47.5%)* cont.	Shares	Value
Basic materials cont.
Sealed Air Corp.	2,823	$129,604
Sherwin-Williams Co. (The)	2,790	627,108
Shin-Etsu Chemical Co., Ltd. (Japan)	14,500	470,301
Simpson Manufacturing Co., Inc.	254	27,849
South32, Ltd. (Australia)	29,640	87,910
Standex International Corp.	204	24,978
Sterling Construction Co., Inc. †	989	37,463
TopBuild Corp. †	1,000	208,140
Tronox Holdings PLC Class A	4,298	61,805
Tutor Perini Corp. †	1,058	6,528
UFP Industries, Inc.	1,049	83,364
WestRock Co.	4,230	128,888
Weyerhaeuser Co. R	10,082	303,771
Yara International ASA (Norway)	3,406	148,290
		14,176,037
Capital goods (2.3%)
Aerojet Rocketdyne Holdings, Inc. †	938	52,687
Aeva Technologies, Inc. †	10,260	12,209
Albany International Corp. Class A	176	15,727
Allegion PLC (Ireland)	1,300	138,749
Allison Transmission Holdings, Inc.	2,900	131,196
American Axle & Manufacturing Holdings, Inc. †	6,094	47,594
Applied Industrial Technologies, Inc.	169	24,020
Aptiv PLC †	1,500	168,285
ASSA ABLOY AB Class B (Sweden)	3,840	92,198
Astec Industries, Inc.	295	12,169
Astronics Corp. †	845	11,289
BAE Systems PLC (United Kingdom)	34,382	416,813
Ball Corp.	5,857	322,779
Barnes Group, Inc.	359	14,461
Belden, Inc.	348	30,196
Boeing Co. (The) †	700	148,701
Carrier Global Corp.	3,720	170,190
Caterpillar, Inc.	1,700	389,028
CTS Corp.	256	12,662
Cummins, Inc.	560	133,773
Dassault Aviation SA (France)	516	102,207
Deere & Co.	300	123,864
Eaton Corp. PLC	895	153,349
Emerson Electric Co.	1,600	139,424
Encore Wire Corp.	249	46,147
ESCO Technologies, Inc.	214	20,426
Fortive Corp.	13,275	904,957
Franklin Electric Co., Inc.	163	15,338
GEA Group AG (Germany)	3,100	141,064
General Dynamics Corp.	6,600	1,506,186
Gentherm, Inc. †	194	11,721
GrafTech International, Ltd.	9,624	46,773
HEICO Corp.	961	164,369

Dynamic Asset Allocation Conservative Fund 9

COMMON STOCKS (47.5%)* cont.	Shares	Value
Capital goods cont.
Heritage-Crystal Clean, Inc. †	476	$16,950
Hillenbrand, Inc.	507	24,098
Honeywell International, Inc.	3,591	686,312
Ingersoll Rand, Inc.	9,708	564,811
ITT, Inc.	1,441	124,358
Johnson Controls International PLC	22,648	1,363,863
Legrand SA (France)	4,129	377,677
LKQ Corp.	2,500	141,900
Lockheed Martin Corp.	300	141,819
Mitsubishi Heavy Industries, Ltd. (Japan)	7,100	261,800
Moog, Inc. Class A	539	54,304
MRC Global, Inc. †	1,795	17,447
MYR Group, Inc. †	152	19,154
Nordson Corp.	600	133,356
Northrop Grumman Corp.	1,762	813,551
O-I Glass, Inc. †	3,414	77,532
Otis Worldwide Corp.	1,800	151,920
Parker Hannifin Corp.	422	141,838
Prysmian SpA (Italy)	7,986	336,229
Raytheon Technologies Corp.	8,732	855,125
Republic Services, Inc.	1,100	148,742
Rheinmetall AG (Germany)	1,789	531,451
Ryerson Holding Corp.	1,708	62,137
Shyft Group, Inc. (The)	517	11,762
Spirax-Sarco Engineering PLC (United Kingdom)	1,284	188,431
Stoneridge, Inc. †	375	7,013
Terex Corp.	1,447	70,006
Tetra Tech, Inc.	1,036	152,199
Textron, Inc.	3,400	240,142
Titan International, Inc. †	1,352	14,169
Titan Machinery, Inc. †	598	18,209
TransDigm Group, Inc.	776	571,951
Waste Connections, Inc.	2,434	338,496
Waste Management, Inc.	1,100	179,487
Watts Water Technologies, Inc. Class A	97	16,327
Zurn Water Solutions Corp.	2,393	51,114
		14,626,231
Communication services (1.1%)
Altice USA, Inc. Class A †	22,900	78,318
American Tower Corp. R	7,867	1,607,543
AT&T, Inc.	53,360	1,027,180
Bezeq The Israeli Telecommunication Corp., Ltd. (Israel)	34,301	46,761
Cambium Networks Corp. †	617	10,933
Charter Communications, Inc. Class A †	1,305	466,681
Comcast Corp. Class A	17,477	662,553
Crown Castle, Inc. R	1,100	147,224
EchoStar Corp. Class A †	1,644	30,069
KDDI Corp. (Japan)	12,400	382,931
Liberty Latin America, Ltd. Class C (Chile) †	6,247	51,600

10 Dynamic Asset Allocation Conservative Fund

COMMON STOCKS (47.5%)* cont.	Shares	Value
Communication services cont.
Liberty Media Corp.-SiriusXM Series A †	4,200	$117,978
SBA Communications Corp. R	600	156,642
T-Mobile US, Inc. †	5,815	842,245
Telstra Group, Ltd. (Australia)	96,927	273,806
Verizon Communications, Inc.	27,832	1,082,386
		6,984,850
Conglomerates (0.4%)
3M Co.	1,403	147,469
AMETEK, Inc.	6,644	965,573
General Electric Co.	1,800	172,080
Marubeni Corp. (Japan)	28,200	383,338
Mitsubishi Corp. (Japan)	19,400	697,472
Mitsui & Co., Ltd. (Japan)	13,200	411,377
SPX Technologies, Inc. †	530	37,407
		2,814,716
Consumer cyclicals (6.9%)
AAON, Inc.	124	11,990
ADT, Inc.	14,900	107,727
Amazon.com, Inc. †	51,385	5,307,557
Aristocrat Leisure, Ltd. (Australia)	14,337	358,505
Arrowhead Pharmaceuticals, Inc. †	1,690	42,926
Asics Corp. (Japan)	7,800	221,811
Automatic Data Processing, Inc.	600	133,578
Autonation, Inc. †	1,000	134,360
AutoZone, Inc. †	600	1,474,890
Bandai Namco Holdings, Inc. (Japan)	15,900	342,450
Barrett Business Services, Inc.	145	12,853
Bath & Body Works, Inc.	3,300	120,714
Beazer Homes USA, Inc. †	1,339	21,263
BJ’s Wholesale Club Holdings, Inc. †	5,087	386,968
Bluegreen Vacations Holding Corp.	460	12,595
BlueLinx Holdings, Inc. †	348	23,650
Booking Holdings, Inc. †	1,126	2,986,613
Booz Allen Hamilton Holding Corp.	1,500	139,035
Boyd Gaming Corp.	2,400	153,888
Buckle, Inc. (The)	380	13,562
Caleres, Inc.	1,939	41,941
Capri Holdings, Ltd. †	2,900	136,300
Casey’S General Stores, Inc.	400	86,584
Cintas Corp.	955	441,859
Compass Group PLC (United Kingdom)	15,599	392,220
CoStar Group, Inc. †	5,597	385,353
Crocs, Inc. †	219	27,690
Dillard’s, Inc. Class A	215	66,151
Dr. Ing. h.c. F. Porsche AG (Preference) (Germany) †	570	72,951
Expedia Group, Inc. †	11,331	1,099,447
Experian PLC (United Kingdom)	18,332	603,401
FactSet Research Systems, Inc.	290	120,376
Foot Locker, Inc.	372	14,765

Dynamic Asset Allocation Conservative Fund 11

COMMON STOCKS (47.5%)* cont.	Shares	Value
Consumer cyclicals cont.
Ford Motor Co.	11,283	$142,166
Forrester Research, Inc. †	193	6,244
Franklin Covey Co. †	251	9,656
Gartner, Inc. †	3,034	988,386
General Motors Co.	40,921	1,500,982
Genuine Parts Co.	700	117,117
GMS, Inc. †	886	51,291
Golden Entertainment, Inc. †	601	26,150
Goodyear Tire & Rubber Co. (The) †	1,020	11,240
Group 1 Automotive, Inc.	81	18,340
Hermes International (France)	238	482,096
Hilton Worldwide Holdings, Inc.	3,434	483,748
Home Depot, Inc. (The)	1,459	430,580
Hovnanian Enterprises, Inc. Class A †	279	18,927
Huron Consulting Group, Inc. †	144	11,573
iHeartMedia, Inc. Class A †	1,501	5,854
Industria de Diseno Textil SA (Spain)	12,551	421,498
InterContinental Hotels Group PLC (United Kingdom)	6,968	457,856
International Game Technology PLC	2,831	75,871
Jardine Matheson Holdings, Ltd. (Hong Kong)	1,600	77,942
JD Sports Fashion PLC (United Kingdom)	273,723	602,661
Kontoor Brands, Inc.	340	16,453
La Francaise des Jeux SAEM (France)	1,358	56,616
Laureate Education, Inc.	4,912	57,765
Light & Wonder, Inc. †	1,517	91,096
Live Nation Entertainment, Inc. †	4,708	329,560
LiveRamp Holdings, Inc. †	2,973	65,198
Lowe’s Cos., Inc.	774	154,777
Lululemon Athletica, Inc. (Canada) †	1,748	636,604
LVMH Moet Hennessy Louis Vuitton SA (France)	1,770	1,622,130
M/I Homes, Inc. †	234	14,763
Macy’s, Inc.	7,000	122,430
Marriott International, Inc./MD Class A	900	149,436
Masonite International Corp. †	210	19,062
Mastercard, Inc. Class A	3,714	1,349,705
MasterCraft Boat Holdings, Inc. †	531	16,158
Medifast, Inc.	117	12,129
Modine Manufacturing Co. †	2,665	61,428
Moncler SpA (Italy)	2,897	200,239
Movado Group, Inc.	399	11,479
Murphy USA, Inc.	53	13,677
NeoGames SA (Israel) †	497	7,554
New York Times Co. (The) Class A	3,476	135,147
Nike, Inc. Class B	6,552	803,537
Nintendo Co., Ltd. (Japan)	9,800	379,902
NVR, Inc. †	31	172,738
O’Reilly Automotive, Inc. †	1,227	1,041,699
Owens Corning	1,500	143,700
Oxford Industries, Inc.	163	17,211

12 Dynamic Asset Allocation Conservative Fund

COMMON STOCKS (47.5%)* cont.	Shares	Value
Consumer cyclicals cont.
Pan Pacific International Holdings Corp. (Japan)	20,900	$404,447
Pandora A/S (Denmark)	2,269	217,448
PayPal Holdings, Inc. †	5,300	402,482
PGT Innovations, Inc. †	584	14,664
Pitney Bowes, Inc.	7,726	30,054
Porsche Automobil Holding SE (Preference) (Germany)	1,121	64,336
PRADA SpA (Italy)	28,800	204,171
PROG Holdings, Inc. †	513	12,204
Publicis Groupe SA (France)	2,871	224,299
PulteGroup, Inc.	15,107	880,436
Rational AG (Germany)	59	39,489
RE/MAX Holdings, Inc. Class A	687	12,888
Red Rock Resorts, Inc. Class A	1,619	72,159
Ryman Hospitality Properties, Inc. R	960	86,141
Scholastic Corp.	164	5,612
Signet Jewelers, Ltd.	1,005	78,169
Sinclair Broadcast Group, Inc. Class A	776	13,316
Skyline Champion Corp. †	1,121	84,333
Sony Group Corp. (Japan)	5,700	518,211
SP Plus Corp. †	368	12,619
Stellantis NV (Italy)	23,111	420,487
StoneCo., Ltd. Class A (Brazil) †	5,335	50,896
Tapestry, Inc.	3,700	159,507
Target Corp.	2,786	461,445
TechnoPro Holdings, Inc. (Japan)	7,700	213,411
Tesla, Inc. †	12,828	2,661,297
Thomson Reuters Corp. (Canada)	2,886	375,490
TJX Cos., Inc. (The)	1,900	148,884
Toast, Inc. Class A †	7,300	129,575
Toll Brothers, Inc.	4,289	257,469
Trade Desk, Inc. (The) Class A †	3,900	237,549
TRI Pointe Homes, Inc. †	2,814	71,250
TuSimple Holdings, Inc. Class A †	12,113	17,806
United Rentals, Inc.	1,463	578,997
Universal Music Group NV (Netherlands)	42,515	1,074,737
Verisk Analytics, Inc.	6,800	1,304,648
Vista Outdoor, Inc. †	888	24,606
Visteon Corp. †	512	80,297
Volkswagen AG (Preference) (Germany)	2,662	363,242
Walmart, Inc.	9,553	1,408,590
Walt Disney Co. (The) †	1,509	151,096
Warner Bros Discovery, Inc. †	8,801	132,895
Wolters Kluwer NV (Netherlands)	5,017	633,090
Worldline SA/France (France) †	11,570	491,717
Wyndham Hotels & Resorts, Inc.	2,000	135,700
		44,100,503
Consumer staples (4.1%)
A-Mark Precious Metals, Inc.	600	20,790
ACCO Brands Corp.	2,288	12,172

Dynamic Asset Allocation Conservative Fund 13

COMMON STOCKS (47.5%)* cont.	Shares	Value
Consumer staples cont.
Airbnb, Inc. Class A †	1,567	$194,935
Albertsons Cos., Inc. Class A	6,200	128,836
Asahi Group Holdings, Ltd. (Japan)	16,600	618,018
Bloomin’ Brands, Inc.	768	19,699
Brink’s Co. (The)	880	58,784
British American Tobacco PLC (United Kingdom)	1,001	35,080
Cal-Maine Foods, Inc.	234	14,248
Cargurus, Inc. †	2,493	46,569
Carlsberg A/S Class B (Denmark)	327	50,561
Chipotle Mexican Grill, Inc. †	312	532,986
CK Hutchison Holdings, Ltd. (Hong Kong)	130,000	807,227
Coca-Cola Co. (The)	51,040	3,166,011
Coca-Cola Consolidated, Inc.	133	71,166
Coca-Cola Europacific Partners PLC (Spain)	11,917	705,367
Coca-Cola HBC AG (Italy)	7,180	196,410
Coles Group, Ltd. (Australia)	18,563	223,817
Colgate-Palmolive Co.	1,775	133,391
Conagra Brands, Inc.	3,800	142,728
CoreCivic, Inc. †	3,005	27,646
Costco Wholesale Corp.	2,217	1,101,561
Dave & Buster’s Entertainment, Inc. †	601	22,111
Diageo PLC (United Kingdom)	18,193	811,961
DoorDash, Inc. Class A †	2,400	152,544
Estee Lauder Cos., Inc. (The) Class A	2,054	506,229
EverQuote, Inc. Class A †	1,782	24,770
First Watch Restaurant Group, Inc. †	1,490	23,929
Heidrick & Struggles International, Inc.	784	23,802
Hershey Co. (The)	3,464	881,277
Hostess Brands, Inc. †	2,054	51,104
Hudson Technologies, Inc. †	1,567	13,680
Imperial Brands PLC (United Kingdom)	15,371	353,489
Ingles Markets, Inc. Class A	313	27,763
Insperity, Inc.	98	11,912
Inter Parfums, Inc.	271	38,547
ITOCHU Corp. (Japan)	19,500	634,978
Itron, Inc. †	1,271	70,477
John B. Sanfilippo & Son, Inc.	170	16,476
Kerry Group PLC Class A (Ireland)	3,026	301,569
Kesko Oyj Class B (Finland)	3,942	84,787
Keurig Dr Pepper, Inc.	13,816	487,428
Kforce, Inc.	427	27,003
Koninklijke Ahold Delhaize NV (Netherlands)	11,926	407,934
Korn Ferry	1,194	61,778
Kraft Heinz Co. (The)	3,600	139,212
L’Oreal SA (France)	1,287	575,806
ManpowerGroup, Inc.	1,500	123,795
McDonald’s Corp.	287	80,248
McDonald’s Holdings Co. (Japan), Ltd. (Japan)	3,600	149,702
Mondelez International, Inc. Class A	2,100	146,412

14 Dynamic Asset Allocation Conservative Fund

COMMON STOCKS (47.5%)* cont.	Shares	Value
Consumer staples cont.
Nestle SA (Switzerland)	9,251	$1,129,332
Netflix, Inc. †	1,860	642,593
PepsiCo, Inc.	2,700	492,210
Perdoceo Education Corp. †	2,952	39,645
Philip Morris International, Inc.	22,597	2,197,558
Primo Water Corp.	3,086	47,370
Procter & Gamble Co. (The)	21,822	3,244,713
Recruit Holdings Co., Ltd. (Japan)	13,200	365,872
Resideo Technologies, Inc. †	779	14,240
Resources Connection, Inc.	708	12,078
Sally Beauty Holdings, Inc. †	3,996	62,258
Simply Good Foods Co. (The) †	1,241	49,355
Sodexo SA (France)	1,183	115,572
TriNet Group, Inc. †	868	69,969
Uber Technologies, Inc. †	48,219	1,528,542
Udemy, Inc. †	1,275	11,258
Ulta Beauty, Inc. †	300	163,701
Unilever PLC (United Kingdom)	8,749	453,267
United Natural Foods, Inc. †	916	24,137
US Foods Holding Corp. †	2,000	73,880
USANA Health Sciences, Inc. †	235	14,782
Vector Group, Ltd.	1,917	23,023
Veritiv Corp.	430	58,110
Wendy’s Co. (The)	2,900	63,162
WH Group, Ltd. (Hong Kong)	179,500	106,689
Yakult Honsha Co., Ltd. (Japan)	4,300	312,609
		25,874,650
Energy (2.3%)
Alpha Metallurgical Resources, Inc.	457	71,292
APA Corp.	3,849	138,795
Arch Resources, Inc.	288	37,860
BP PLC (United Kingdom)	161,094	1,019,877
California Resources Corp.	1,457	56,095
Cheniere Energy, Inc.	6,200	977,120
Chevron Corp.	895	146,028
Chord Energy Corp.	489	65,819
Comstock Resources, Inc.	1,071	11,556
ConocoPhillips	9,138	906,581
CONSOL Energy, Inc.	672	39,157
Delek US Holdings, Inc.	2,584	59,303
Energy Vault Holdings, Inc. †	5,658	12,108
Enphase Energy, Inc. †	700	147,196
Equinor ASA (Norway)	10,761	306,034
Exxon Mobil Corp.	37,541	4,116,746
Golar LNG, Ltd. (Norway) †	2,634	56,894
Marathon Oil Corp.	33,647	806,182
Marathon Petroleum Corp.	10,607	1,430,142
Nabors Industries, Ltd. †	208	25,357
NexTier Oilfield Solutions, Inc. †	1,977	15,717

Dynamic Asset Allocation Conservative Fund 15

COMMON STOCKS (47.5%)* cont.	Shares	Value
Energy cont.
NOW, Inc. †	3,994	$44,533
Occidental Petroleum Corp.	2,227	139,032
OMV AG (Austria)	1,883	86,239
Par Pacific Holdings, Inc. †	546	15,943
PBF Energy, Inc. Class A	1,964	85,159
Range Resources Corp.	5,600	148,232
Repsol SA (Spain)	22,896	352,446
Schlumberger, Ltd.	2,600	127,660
Shell PLC (Euronext Amsterdam Exchange) (United Kingdom)	25,037	719,734
Shell PLC (London Exchange) (United Kingdom)	22,523	644,962
SM Energy Co.	1,821	51,279
SunCoke Energy, Inc.	2,615	23,483
Talos Energy, Inc. †	2,941	43,644
Targa Resources Corp.	2,000	145,900
Thermon Group Holdings, Inc. †	850	21,182
TotalEnergies SE (France)	7,781	459,100
US Silica Holdings, Inc. †	4,571	54,578
Valero Energy Corp.	6,042	843,463
Warrior Met Coal, Inc.	1,851	67,950
Weatherford International PLC †	1,429	84,811
		14,605,189
Financials (6.6%)
3i Group PLC (United Kingdom)	17,381	362,424
Affiliated Managers Group, Inc.	900	128,178
Alexander & Baldwin, Inc. R	1,596	30,180
Allianz SE (Germany)	733	169,207
Ally Financial, Inc.	5,400	137,646
Amalgamated Financial Corp.	1,127	19,937
American Assets Trust, Inc. R	365	6,785
American Equity Investment Life Holding Co.	453	16,530
American Express Co.	1,524	251,384
American Financial Group, Inc.	1,137	138,146
American International Group, Inc.	31,202	1,571,333
Ameriprise Financial, Inc.	2,400	735,600
Ameris Bancorp	306	11,193
AMERISAFE, Inc.	276	13,510
Anywhere Real Estate, Inc. †	4,783	25,254
Apollo Global Management, Inc.	6,545	413,382
Apple Hospitality REIT, Inc. R	1,884	29,240
Argo Group International Holdings, Ltd. (Bermuda)	600	17,574
Armada Hoffler Properties, Inc. R	1,007	11,893
Associated Banc-Corp.	611	10,986
Assured Guaranty, Ltd.	7,225	363,201
AvalonBay Communities, Inc. R	800	134,448
Aviva PLC (United Kingdom)	38,446	192,170
AXA SA (France)	39,800	1,216,958
Axos Financial, Inc. †	1,787	65,976
BancFirst Corp.	132	10,969
Banco Bilbao Vizcaya Argentaria SA (Spain)	44,342	316,790

16 Dynamic Asset Allocation Conservative Fund

COMMON STOCKS (47.5%)* cont.	Shares	Value
Financials cont.
Bank Leumi Le-Israel BM (Israel)	32,827	$248,260
Bank of America Corp.	35,778	1,023,251
Bank of Ireland Group PLC (Ireland)	68,587	694,042
Bank of New York Mellon Corp. (The)	2,900	131,776
Bank of NT Butterfield & Son, Ltd. (The) (Bermuda)	661	17,847
Banner Corp.	1,223	66,495
Barclays PLC (United Kingdom)	68,333	123,377
Berkshire Hathaway, Inc. Class B †	2,229	688,248
BGC Partners, Inc. Class A	9,358	48,942
BrightSpire Capital, Inc. R	2,016	11,894
Brixmor Property Group, Inc. R	11,927	256,669
Brown & Brown, Inc.	2,400	137,808
Camden Property Trust R	1,200	125,808
Capital One Financial Corp.	8,925	858,228
Carlyle Group, Inc. (The)	18,691	580,542
Cathay General Bancorp	1,637	56,509
CBRE Group, Inc. Class A †	2,000	145,620
Central Pacific Financial Corp.	597	10,686
Charles Schwab Corp. (The)	11,940	625,417
Chubb, Ltd.	801	155,538
Citigroup, Inc.	49,409	2,316,788
City Office REIT, Inc. (Canada) R	1,861	12,841
CK Asset Holdings, Ltd. (Hong Kong)	38,616	233,949
CNB Financial Corp./PA	293	5,626
CNO Financial Group, Inc.	3,257	72,273
Columbia Banking System, Inc.	4,368	93,563
Comerica, Inc.	2,000	86,840
ConnectOne Bancorp, Inc.	621	10,979
Corebridge Financial, Inc.	7,900	126,558
Corporate Office Properties Trust R	536	12,709
Cushman & Wakefield PLC †	3,546	37,375
Customers Bancorp, Inc. †	1,405	26,021
DBS Group Holdings, Ltd. (Singapore)	38,700	961,781
Deutsche Boerse AG (Germany)	2,299	447,435
Discover Financial Services	8,889	878,589
DNB Bank ASA (Norway)	27,415	491,751
Eagle Bancorp, Inc.	293	9,807
East West Bancorp, Inc.	1,800	99,900
Employers Holdings, Inc.	369	15,384
Enova International, Inc. †	389	17,283
Enstar Group, Ltd. †	219	50,762
Enterprise Financial Services Corp.	126	5,618
Equitable Holdings, Inc.	22,161	562,668
Equity Lifestyle Properties, Inc. R	2,000	134,260
Equity Residential R	2,200	132,000
Essent Group, Ltd.	1,963	78,618
Essential Properties Realty Trust, Inc. R	534	13,270
Eurazeo SE (France)	649	46,237
Fifth Third Bancorp	3,900	103,896

Dynamic Asset Allocation Conservative Fund 17

COMMON STOCKS (47.5%)* cont.	Shares	Value
Financials cont.
First BanCorp/Puerto Rico (Puerto Rico)	5,949	$67,938
First Commonwealth Financial Corp.	958	11,908
First Financial Corp./IN	322	12,069
First Foundation, Inc.	808	6,020
Fulton Financial Corp.	2,601	35,946
Gaming and Leisure Properties, Inc. R	13,965	727,018
Genworth Financial, Inc. Class A †	14,118	70,872
Gjensidige Forsikring ASA (Norway)	2,116	34,677
Goldman Sachs Group, Inc. (The)	5,311	1,737,281
Goodman Group (Australia) R	23,949	304,586
Granite Point Mortgage Trust, Inc. R	2,400	11,904
Hana Financial Group, Inc. (South Korea)	6,250	196,535
Hancock Whitney Corp.	1,535	55,874
Hanmi Financial Corp.	796	14,782
Healthpeak Properties, Inc. R	22,900	503,113
Heartland Financial USA, Inc.	1,027	39,396
Heritage Commerce Corp.	1,334	11,112
Hersha Hospitality Trust Class A R	1,813	12,183
Hilltop Holdings, Inc.	458	13,589
HomeStreet, Inc.	601	10,812
Hope Bancorp, Inc.	3,304	32,445
Horace Mann Educators Corp.	1,274	42,654
Independent Bank Corp./MI	650	11,551
Intercontinental Exchange, Inc.	1,400	146,006
International Bancshares Corp.	345	14,773
Investor AB Class B (Sweden)	22,007	438,402
Israel Discount Bank, Ltd. Class A (Israel)	20,555	101,108
Jackson Financial, Inc. Class A	1,967	73,585
Japan Exchange Group, Inc. (Japan)	31,200	476,037
Japan Post Holdings Co., Ltd. (Japan)	45,400	369,411
Jones Lang LaSalle, Inc. †	926	134,724
JPMorgan Chase & Co.	24,176	3,150,374
Julius Baer Group, Ltd. (Switzerland)	4,276	292,775
Kennedy-Wilson Holdings, Inc.	3,177	52,706
KeyCorp	5,131	64,240
Ladder Capital Corp. R	1,297	12,257
Life Storage, Inc. R	1,128	147,870
Lloyds Banking Group PLC (United Kingdom)	705,677	416,311
London Stock Exchange Group PLC (United Kingdom)	5,807	564,349
Marcus & Millichap, Inc.	820	26,330
Marsh & McLennan Cos., Inc.	900	149,895
MetLife, Inc.	18,500	1,071,890
MFA Financial, Inc. R	1,166	11,567
MGIC Investment Corp.	14,431	193,664
Midland States Bancorp, Inc.	514	11,010
Mitsubishi Estate Co., Ltd. (Japan)	25,700	306,830
Mitsubishi UFJ Financial Group, Inc. (Japan)	122,400	785,343
Mizrahi Tefahot Bank, Ltd. (Israel)	3,336	104,683
Mr. Cooper Group, Inc. †	1,617	66,248

18 Dynamic Asset Allocation Conservative Fund

COMMON STOCKS (47.5%)* cont.	Shares	Value
Financials cont.
Nasdaq, Inc.	2,500	$136,675
National Australia Bank, Ltd. (Australia)	21,995	408,315
National Bank Holdings Corp. Class A	376	12,581
National Health Investors, Inc. R	267	13,772
National Retail Properties, Inc.	3,000	132,450
Navient Corp.	3,932	62,873
NBT Bancorp, Inc.	346	11,664
NN Group NV (Netherlands)	866	31,421
Nomura Real Estate Holdings, Inc. (Japan)	4,300	95,216
Nordea Bank ABP (Finland)	27,175	290,025
OceanFirst Financial Corp.	606	11,199
OFG Bancorp (Puerto Rico)	866	21,598
Outfront Media, Inc. R	3,809	61,820
Partners Group Holding AG (Switzerland)	165	155,568
Pathward Financial, Inc.	1,072	44,477
Peapack-Gladstone Financial Corp.	399	11,818
PennyMac Financial Services, Inc.	822	48,999
Piedmont Office Realty Trust, Inc. Class A R	2,637	19,250
Piper Sandler Cos.	81	11,227
PNC Financial Services Group, Inc. (The)	4,965	631,052
Popular, Inc. (Puerto Rico)	2,000	114,820
Preferred Bank/Los Angeles CA	221	12,113
ProAssurance Corp.	702	12,973
Prologis, Inc. R	1,370	170,935
Prudential PLC (United Kingdom)	55,040	752,743
Public Storage R	500	151,070
QCR Holdings, Inc.	256	11,241
Regency Centers Corp. R	2,300	140,714
Reinsurance Group of America, Inc.	1,047	139,000
Retail Opportunity Investments Corp. R	3,183	44,435
RMR Group, Inc. (The) Class A	479	12,569
S&T Bancorp, Inc.	445	13,995
Safehold, Inc. R	489	14,370
Sampo Oyj Class A (Finland)	7,168	338,126
SEI Investments Co.	1,200	69,060
Sekisui Chemical Co., Ltd. (Japan)	4,200	59,580
Simon Property Group, Inc. R	3,967	444,185
SITE Centers Corp. R	1,035	12,710
SLM Corp.	9,941	123,169
SouthState Corp.	418	29,787
STAG Industrial, Inc. R	1,600	54,112
Star Holdings †	467	8,121
State Street Corp.	3,504	265,218
StoneX Group, Inc. †	646	66,880
Sunstone Hotel Investors, Inc. R	6,303	62,274
Synchrony Financial	4,342	126,265
Taylor Morrison Home Corp. †	2,098	80,269
Terreno Realty Corp. R	191	12,339
TPG RE Finance Trust, Inc. R	1,949	14,150

Dynamic Asset Allocation Conservative Fund 19

COMMON STOCKS (47.5%)* cont.	Shares	Value
Financials cont.
TrustCo Bank Corp. NY	363	$11,594
UBS Group AG (Switzerland)	22,522	475,578
UMB Financial Corp.	825	47,619
Universal Insurance Holdings, Inc.	691	12,590
Unum Group	3,550	140,438
Urban Edge Properties R	820	12,349
Vicinity, Ltd. (Australia) R	88,285	115,630
Virtu Financial, Inc. Class A	7,600	143,640
Virtus Investment Partners, Inc.	180	34,270
Visa, Inc. Class A	5,329	1,201,476
Vornado Realty Trust R	14,425	221,712
W.R. Berkley Corp.	1,910	118,917
Washington Federal, Inc.	930	28,012
Wells Fargo & Co.	27,597	1,031,576
WesBanco, Inc.	862	26,463
Wintrust Financial Corp.	811	59,162
Zurich Insurance Group AG (Switzerland)	330	157,902
		42,047,436
Health care (6.6%)
2seventy bio, Inc. †	1,233	12,577
Abbott Laboratories	27,282	2,762,575
AbbVie, Inc.	7,970	1,270,179
ACADIA Pharmaceuticals, Inc. †	846	15,922
Adaptive Biotechnologies Corp. †	6,732	59,444
Agenus, Inc. †	11,140	16,933
Alkermes PLC †	2,705	76,254
Allscripts Healthcare Solutions, Inc. †	3,887	50,725
AmerisourceBergen Corp.	1,073	171,798
Amgen, Inc.	582	140,699
AMN Healthcare Services, Inc. †	692	57,408
Amylyx Pharmaceuticals, Inc. †	1,600	46,944
AngioDynamics, Inc. †	1,016	10,505
Arcellx, Inc. †	1,760	54,226
AstraZeneca PLC (United Kingdom)	10,724	1,488,491
AstraZeneca PLC (Rights) (United Kingdom) F	440	1,346
AstraZeneca PLC ADR (United Kingdom)	11,346	787,526
AtriCure, Inc. †	367	15,212
Avanos Medical, Inc. †	1,048	31,168
Bio-Rad Laboratories, Inc. Class A †	332	159,035
BioCryst Pharmaceuticals, Inc. †	1,329	11,084
Biohaven, Ltd. †	847	11,570
bioMerieux (France)	698	73,643
Boston Scientific Corp. †	3,182	159,195
BridgeBio Pharma, Inc. †	1,573	26,080
Bristol-Myers Squibb Co.	18,109	1,255,135
Cardinal Health, Inc.	1,843	139,147
Castle Biosciences, Inc. †	502	11,405
Catalyst Pharmaceuticals, Inc. †	811	13,446
Chugai Pharmaceutical Co., Ltd. (Japan)	5,500	135,941

20 Dynamic Asset Allocation Conservative Fund

COMMON STOCKS (47.5%)* cont.	Shares	Value
Health care cont.
Cigna Corp.	4,606	$1,176,971
Cogent Biosciences, Inc. †	1,068	11,524
Computer Programs and Systems, Inc. †	416	12,563
Corcept Therapeutics, Inc. †	652	14,122
CVS Health Corp.	21,328	1,584,884
Daiichi Sankyo Co., Ltd. (Japan)	8,300	302,922
Danaher Corp.	4,284	1,079,740
Dexcom, Inc. †	3,553	412,788
Dyne Therapeutics, Inc. †	1,296	14,930
Edwards Lifesciences Corp. †	2,162	178,862
Elevance Health, Inc.	2,899	1,332,989
Eli Lilly and Co.	8,637	2,966,119
Enanta Pharmaceuticals, Inc. †	1,034	41,815
Exelixis, Inc. †	8,400	163,044
FibroGen, Inc. †	3,188	59,488
Fulgent Genetics, Inc. †	904	28,223
GE HealthCare Technologies, Inc. †	1,000	82,030
Geron Corp. †	5,620	12,195
Ginkgo Bioworks Holdings, Inc. †	85,400	113,582
Glaukos Corp. †	359	17,986
GlaxoSmithKline PLC (United Kingdom)	20,397	363,788
HCA Healthcare, Inc.	1,996	526,305
Hologic, Inc. †	1,900	153,330
Humana, Inc.	1,441	699,548
IDEXX Laboratories, Inc. †	490	245,039
IGM Biosciences, Inc. †	704	9,673
Illumina, Inc. †	336	78,137
ImmunoGen, Inc. †	6,659	25,571
Inari Medical, Inc. †	208	12,842
Incyte Corp. †	5,666	409,482
Inspire Medical Systems, Inc. †	381	89,181
Intercept Pharmaceuticals, Inc. †	4,296	57,695
Intuitive Surgical, Inc. †	1,286	328,534
Ipsen SA (France)	900	99,201
IQVIA Holdings, Inc. †	2,208	439,149
IVERIC bio, Inc. †	851	20,705
Johnson & Johnson	3,097	480,035
Karuna Therapeutics, Inc. †	413	75,017
Karyopharm Therapeutics, Inc. †	4,257	16,560
Keros Therapeutics, Inc. †	263	11,230
Kiniksa Pharmaceuticals, Ltd. Class A †	1,417	15,247
Lantheus Holdings, Inc. †	1,071	88,422
LivaNova PLC (United Kingdom) †	1,142	49,768
Lonza Group AG (Switzerland)	375	225,549
McKesson Corp.	2,846	1,013,319
Medpace Holdings, Inc. †	91	17,113
Medtronic PLC	4,900	395,038
Merck & Co., Inc.	32,891	3,499,273
Merck KGaA (Germany)	5,522	1,026,652

Dynamic Asset Allocation Conservative Fund 21

COMMON STOCKS (47.5%)* cont.	Shares	Value
Health care cont.
Mettler-Toledo International, Inc. †	100	$153,021
Molina Healthcare, Inc. †	500	133,745
NextGen Healthcare, Inc. †	1,819	31,669
NGM Biopharmaceuticals, Inc. †	1,416	5,777
Novartis AG (Switzerland)	8,534	783,463
Novo Nordisk A/S Class B (Denmark)	9,946	1,578,356
Olympus Corp. (Japan)	11,400	200,207
Ono Pharmaceutical Co., Ltd. (Japan)	8,900	185,676
Option Care Health, Inc. †	2,385	75,771
Orthofix Medical, Inc. (Netherlands) †	757	12,680
Pacific Biosciences of California, Inc. †	1,387	16,061
Pfizer, Inc.	21,084	860,227
Provention Bio, Inc. †	532	12,821
PTC Therapeutics, Inc. †	1,638	79,345
RadNet, Inc. †	925	23,153
RAPT Therapeutics, Inc. †	711	13,047
Regeneron Pharmaceuticals, Inc. †	1,576	1,294,952
Rigel Pharmaceuticals, Inc. †	8,717	11,506
Roche Holding AG (Switzerland)	1,857	531,450
Sabra Health Care REIT, Inc. R	3,161	36,352
Sanofi (France)	11,513	1,253,791
Sonic Healthcare, Ltd. (Australia)	10,506	245,573
Sonova Holding AG (Switzerland)	800	235,907
STAAR Surgical Co. †	879	56,212
Sutro Biopharma, Inc. †	2,369	10,945
Teladoc Health, Inc. †	4,800	124,320
Thermo Fisher Scientific, Inc.	1,576	908,359
TransMedics Group, Inc. †	941	71,262
UnitedHealth Group, Inc.	4,026	1,902,647
Vertex Pharmaceuticals, Inc. †	5,800	1,827,406
Vir Biotechnology, Inc. †	2,464	57,337
Waters Corp. †	400	123,852
Xencor, Inc. †	393	10,961
		42,011,644
Technology (13.0%)
A10 Networks, Inc.	3,499	54,200
Accenture PLC Class A	9,474	2,707,764
Adeia, Inc.	3,278	29,043
Adobe, Inc. †	4,106	1,582,329
Advanced Micro Devices, Inc. †	4,493	440,359
Agilent Technologies, Inc.	1,231	170,297
Agilysys, Inc. †	417	34,407
Allied Motion Technologies, Inc.	300	11,595
Alphabet, Inc. Class A †	51,433	5,335,145
Alphabet, Inc. Class C †	22,012	2,289,248
Ambarella, Inc. †	204	15,794
American Software, Inc./GA Class A	721	9,092
Appian Corp. †	276	12,249
Apple, Inc.	96,642	15,936,265

22 Dynamic Asset Allocation Conservative Fund

COMMON STOCKS (47.5%)* cont.	Shares	Value
Technology cont.
Applied Materials, Inc.	5,748	$706,027
arista Networks, Inc. †	1,100	184,646
ASML Holding NV (Netherlands)	509	347,797
Atlassian Corp. Class A †	2,900	496,393
Autodesk, Inc. †	900	187,344
Avid Technology, Inc. †	1,653	52,863
Axcelis Technologies, Inc. †	627	83,548
Broadcom, Inc.	2,333	1,496,713
Cadence Design Systems, Inc. †	13,451	2,825,920
Calix, Inc. †	698	37,406
Capgemini SE (France)	2,374	441,578
CEVA, Inc. †	541	16,463
Cisco Systems, Inc./Delaware	30,700	1,604,843
CommVault Systems, Inc. †	1,080	61,279
CSG Systems International, Inc.	900	48,330
Dassault Systemes SE (France)	4,913	202,907
DocuSign, Inc. †	2,999	174,842
Domo, Inc. Class B †	3,396	48,189
Dropbox, Inc. Class A †	6,963	150,540
eBay, Inc.	29,488	1,308,383
Enfusion, Inc. Class A †	1,245	13,073
Enovix Corp. †	1,269	18,921
Extreme Networks, Inc. †	3,821	73,058
Fair Isaac Corp. †	174	122,268
Fortinet, Inc. †	2,620	174,125
Fujitsu, Ltd. (Japan)	2,800	378,462
GoDaddy, Inc. Class A †	1,800	139,896
Hamamatsu Photonics KK (Japan)	1,900	102,563
HealthStream, Inc. †	612	16,585
Hoya Corp. (Japan)	8,400	928,898
Intapp, Inc. †	1,186	53,180
Intuit, Inc.	2,149	958,089
Keysight Technologies, Inc. †	1,000	161,480
KLA Corp.	491	195,992
Lam Research Corp.	369	195,614
Lattice Semiconductor Corp. †	5,753	549,412
Leidos Holdings, Inc.	3,678	338,597
Manhattan Associates, Inc. †	1,000	154,850
MaxLinear, Inc. Class A †	2,020	71,124
Meta Platforms, Inc. Class A †	19,933	4,224,600
Microsoft Corp.	44,193	12,740,842
MinebeaMitsumi, Inc. (Japan)	16,400	313,099
MongoDB, Inc. †	3,716	866,274
MSCI, Inc.	1,082	605,585
Murata Manufacturing Co., Ltd. (Japan)	4,700	287,000
NetApp, Inc.	2,300	146,855
NetScout Systems, Inc. †	489	14,010
nVent Electric PLC (United Kingdom)	3,500	150,290
NVIDIA Corp.	18,440	5,122,079

Dynamic Asset Allocation Conservative Fund 23

COMMON STOCKS (47.5%)* cont.	Shares	Value
Technology cont.
NXP Semiconductors NV	1,464	$272,999
Okta, Inc. †	1,800	155,232
OneSpan, Inc. †	891	15,593
Oracle Corp.	17,479	1,624,149
Palo Alto Networks, Inc. †	5,051	1,008,887
PDF Solutions, Inc. †	378	16,027
Phreesia, Inc. †	1,223	39,491
Pinterest, Inc. Class A †	5,200	141,804
PROS Holdings, Inc. †	1,177	32,250
Pure Storage, Inc. Class A †	4,650	118,622
Qualcomm, Inc.	23,165	2,955,390
Qualys, Inc. †	570	74,111
Rambus, Inc. †	1,838	94,216
Rapid7, Inc. †	1,678	77,037
Renesas Electronics Corp. (Japan) †	31,100	451,531
RingCentral, Inc. Class A †	3,900	119,613
ROBLOX Corp. Class A †	4,700	211,406
Roku, Inc. †	2,100	138,222
Salesforce, Inc. †	2,774	554,190
Smartsheet, Inc. Class A †	4,906	234,507
Snowflake, Inc. Class A †	1,070	165,090
Spotify Technology SA (Sweden) †	1,713	228,891
Square Enix Holdings Co., Ltd. (Japan)	4,800	230,644
Squarespace, Inc. Class A †	2,027	64,398
STMicroelectronics NV (France)	7,971	426,418
Super Micro Computer, Inc. †	783	83,429
Synaptics, Inc. †	300	33,345
Synopsys, Inc. †	5,000	1,931,250
TDK Corp. (Japan)	9,200	330,166
Thales SA (France)	5,174	764,922
TIS, Inc. (Japan)	7,200	190,315
Trimble Inc. †	1,200	62,904
TTM Technologies, Inc. †	537	7,244
Viavi Solutions, Inc. †	1,162	12,584
Vimeo, Inc. †	5,462	20,919
Vishay Intertechnology, Inc.	713	16,128
Vontier Corp.	9,715	265,608
Wix.com, Ltd. (Israel) †	4,400	439,120
Workday, Inc. Class A †	800	165,232
Yext, Inc. †	3,714	35,692
Zebra Technologies Corp. Class A †	674	214,332
Zscaler, Inc. †	1,200	140,196
		82,384,723
Transportation (0.8%)
A.P. Moeller-Maersck A/S Class B (Denmark)	24	43,493
ArcBest Corp.	440	40,665
Ardmore Shipping Corp. (Ireland)	1,225	18,216
Arlo Technologies, Inc. †	3,254	19,719
Canadian National Railway Co. (Canada)	4,709	555,638

24 Dynamic Asset Allocation Conservative Fund

COMMON STOCKS (47.5%)* cont.	Shares	Value
Transportation cont.
Canadian Pacific Railway, Ltd. (Canada)	3,398	$261,442
Covenant Logistics Group, Inc.	475	16,825
CSX Corp.	34,900	1,044,906
Daseke, Inc. †	1,664	12,863
Delta Air Lines, Inc. †	4,000	139,680
Deutsche Lufthansa AG (Germany) †	8,977	99,882
Deutsche Post AG (Germany)	8,728	407,687
Dorian LPG, Ltd.	1,342	26,759
Hub Group, Inc. Class A †	579	48,601
Kongsberg Gruppen ASA (Norway)	1,028	41,520
Matson, Inc.	862	51,436
Nippon Yusen (Japan)	7,000	163,571
Qantas Airways, Ltd. (voting rights) (Australia) †	52,645	233,873
Safe Bulkers, Inc. (Monaco)	3,245	11,974
Scorpio Tankers, Inc.	833	46,906
SITC International Holdings Co., Ltd. (Hong Kong)	12,000	25,790
Southwest Airlines Co.	17,304	563,072
Teekay Corp. (Bermuda) †	2,700	16,686
Union Pacific Corp.	4,519	909,494
United Parcel Service, Inc. Class B	842	163,340
		4,964,038
Utilities and power (1.2%)
AES Corp. (The)	4,962	119,485
ALLETE, Inc.	655	42,162
Ameren Corp.	7,744	669,004
American Electric Power Co., Inc.	1,500	136,485
Black Hills Corp.	203	12,809
Chesapeake Utilities Corp.	339	43,389
Constellation Energy Corp.	14,158	1,111,404
Dominion Energy, Inc.	2,500	139,775
DTE Energy Co.	1,392	152,480
Duke Energy Corp.	1,429	137,856
E.ON SE (Germany)	32,315	403,089
Edison International	2,142	151,204
Enel SpA (Italy)	57,474	351,010
Eversource Energy	2,000	156,520
Exelon Corp.	16,447	688,965
FirstEnergy Corp.	3,485	139,609
National Guel Gas co.	2,400	138,576
New Jersey Resources Corp.	431	22,929
NextEra Energy, Inc.	1,900	146,452
Northwest Natural Holding Co.	773	36,764
NRG Energy, Inc.	20,294	695,882
Otter Tail Corp.	365	26,379
PNM Resources, Inc.	1,548	75,357
Portland General Electric Co.	579	28,307
PPL Corp.	2,300	63,917
Public Service Enterprise Group, Inc.	2,400	149,880
RWE AG (Germany)	8,459	363,641

Dynamic Asset Allocation Conservative Fund 25

COMMON STOCKS (47.5%)* cont.	Shares	Value
Utilities and power cont.
SJW Group	380	$28,929
Southern Co. (The)	1,958	136,238
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	2,297	2,642
Tokyo Gas Co., Ltd. (Japan)	9,500	178,889
Unitil Corp.	276	15,743
Vistra Corp.	22,488	539,712
WEC Energy Group, Inc.	1,500	142,185
Xcel Energy, Inc.	2,056	138,657
		7,386,325
Total common stocks (cost $223,334,261)		$301,976,342

CORPORATE BONDS AND NOTES (25.7%)*	Principal amount	Value
Basic materials (1.6%)
ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)	$120,000	$122,628
ATI, Inc. sr. unsec. notes 4.875%, 10/1/29	25,000	22,751
ATI, Inc. sr. unsec. sub. notes 5.875%, 12/1/27	130,000	126,997
Avient Corp. 144A sr. unsec. unsub. notes 7.125%, 8/1/30	25,000	25,781
Axalta Coating Systems, LLC 144A company guaranty sr. unsec. notes 3.375%, 2/15/29	150,000	128,518
Beacon Roofing Supply, Inc. 144A company guaranty sr. notes 4.50%, 11/15/26	35,000	33,163
Beacon Roofing Supply, Inc. 144A sr. unsec. unsub. notes 4.125%, 5/15/29	40,000	35,295
Big River Steel, LLC/BRS Finance Corp. 144A sr. notes 6.625%, 1/31/29	84,000	83,358
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30	85,000	75,132
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 6.375%, 6/15/32	45,000	45,161
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 4.25%, 2/1/32	50,000	43,569
Cabot Corp. sr. unsec. bonds 5.00%, 6/30/32	207,000	201,480
Celanese US Holdings, LLC company guaranty sr. unsec. bonds 6.379%, 7/15/32 (Germany)	170,000	172,327
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.33%, 7/15/29 (Germany)	120,000	121,321
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.165%, 7/15/27 (Germany)	805,000	809,592
Celanese US Holdings, LLC company guaranty sr. unsec. notes 1.40%, 8/5/26 (Germany)	212,000	182,246
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43	494,000	425,990
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26	272,000	264,820
Commercial Metals Co. sr. unsec. notes 4.375%, 3/15/32	35,000	30,108
Commercial Metals Co. sr. unsec. notes 4.125%, 1/15/30	135,000	119,159
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 6.75%, 12/1/27	100,000	95,205
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24	40,000	37,987

26 Dynamic Asset Allocation Conservative Fund

CORPORATE BONDS AND NOTES (25.7%)* cont.		Principal amount	Value
Basic materials cont.
CP Atlas Buyer, Inc. 144A sr. unsec. notes 7.00%, 12/1/28		$45,000	$33,417
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 6.875%, 3/1/26 (Canada)		200,000	194,001
Freeport-McMoRan, Inc. company guaranty sr. unsec. unsub. notes 5.45%, 3/15/43 (Indonesia)		65,000	60,800
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 4.00%, 3/27/27		188,000	181,028
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 2.50%, 9/1/30		440,000	368,610
Graphic Packaging International, LLC 144A company guaranty sr. unsec. notes 3.75%, 2/1/30		65,000	56,391
Graphic Packaging International, LLC 144A company guaranty sr. unsec. notes 3.50%, 3/1/29		65,000	56,154
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/1/29 (Canada)		35,000	33,075
Huntsman International, LLC sr. unsec. bonds 2.95%, 6/15/31		166,000	136,363
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29		266,000	249,784
Ingevity Corp. 144A company guaranty sr. unsec. notes 3.875%, 11/1/28		80,000	68,400
Intelligent Packaging Holdco Issuer LP 144A sr. unsec. notes 9.00%, 1/15/26 (Canada) ‡‡		65,000	48,100
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging, Ltd. Co-Issuer, LLC 144A sr. notes 6.00%, 9/15/28 (Canada)		70,000	60,200
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28		308,000	292,938
International Flavors & Fragrances, Inc. 144A company guaranty sr. unsec. bonds 3.468%, 12/1/50		65,000	44,154
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 2.30%, 11/1/30		114,000	91,484
Kleopatra Holdings 2 SCA company guaranty sr. unsec. notes Ser. REGS, 6.50%, 9/1/26 (Luxembourg)	EUR	100,000	62,075
Louisiana-Pacific Corp. 144A sr. unsec. notes 3.625%, 3/15/29		$100,000	85,985
LSF11 A5 HoldCo, LLC 144A sr. unsec. notes 6.625%, 10/15/29		125,000	105,109
Mauser Packaging Solutions Holding Co. 144A company guaranty notes 9.25%, 4/15/27		55,000	50,819
Mauser Packaging Solutions Holding Co. 144A sr. notes 7.875%, 8/15/26		125,000	125,000
Mercer International, Inc. sr. unsec. notes 5.50%, 1/15/26 (Canada)		105,000	102,271
Mercer International, Inc. sr. unsec. notes 5.125%, 2/1/29 (Canada)		85,000	72,791
Minsur SA sr. unsec. notes Ser. REGS, 4.50%, 10/28/31 (Peru)		350,000	297,938
Novelis Corp. 144A company guaranty sr. unsec. bonds 3.875%, 8/15/31		20,000	16,845
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30		70,000	64,316
Novelis Corp. 144A company guaranty sr. unsec. notes 3.25%, 11/15/26		20,000	18,277
Nutrien, Ltd. sr. unsec. bonds 5.25%, 1/15/45 (Canada)		95,000	90,223
Nutrien, Ltd. sr. unsec. bonds 4.125%, 3/15/35 (Canada)		430,000	384,096
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)		122,000	117,507
Olympus Water US Holding Corp. 144A sr. unsec. notes 6.25%, 10/1/29		200,000	148,041

Dynamic Asset Allocation Conservative Fund 27

CORPORATE BONDS AND NOTES (25.7%)* cont.	Principal amount	Value
Basic materials cont.
PMHC II, Inc. 144A sr. unsec. notes 9.00%, 2/15/30	$100,000	$76,760
SCIH Salt Holdings, Inc. 144A sr. notes 4.875%, 5/1/28	155,000	138,195
SCIH Salt Holdings, Inc. 144A sr. unsec. notes 6.625%, 5/1/29	130,000	107,575
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27	377,000	360,751
TMS International Holding Corp. 144A sr. unsec. notes 6.25%, 4/15/29	125,000	96,362
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/29 (Luxembourg)	95,000	58,387
Tronox, Inc. 144A company guaranty sr. unsec. notes 4.625%, 3/15/29	115,000	96,301
Univar Solutions USA, Inc. 144A company guaranty sr. unsec. notes 5.125%, 12/1/27	120,000	120,084
Westlake Corp. sr. unsec. bonds 3.125%, 8/15/51	510,000	324,135
Westlake Corp. sr. unsec. bonds 2.875%, 8/15/41	255,000	172,994
Westlake Corp. sr. unsec. unsub. notes 3.60%, 8/15/26	582,000	556,226
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	427,000	498,174
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31	99,000	114,064
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32 R	25,000	28,726
WR Grace Holdings, LLC 144A company guaranty sr. notes 4.875%, 6/15/27	85,000	81,932
WR Grace Holdings, LLC 144A sr. notes 7.375%, 3/1/31	90,000	90,113
WR Grace Holdings, LLC 144A sr. unsec. notes 5.625%, 8/15/29	105,000	88,988
		9,928,547
Capital goods (1.5%)
Adient Global Holdings, Ltd. 144A sr. notes 7.00%, 4/15/28	70,000	71,750
Adient Global Holdings, Ltd. 144A sr. unsec. unsub. notes 8.25%, 4/15/31	80,000	82,200
Allison Transmission, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 1/30/31	55,000	46,925
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27	150,000	141,701
Amsted Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 7/1/27	70,000	68,075
Amsted Industries, Inc. 144A sr. unsec. bonds 4.625%, 5/15/30	75,000	67,386
ARD Finance SA 144A sr. notes Ser. REGS, 6.50%, 6/30/27 (Ireland) ‡‡	200,000	152,980
Ball Corp. company guaranty sr. unsec. notes 3.125%, 9/15/31	140,000	115,850
Berry Global Escrow Corp. 144A sr. notes 4.875%, 7/15/26	32,000	31,191
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27	167,000	146,202
Berry Global, Inc. 144A company guaranty sr. notes 1.57%, 1/15/26	592,000	537,424
Boeing Co. (The) sr. unsec. notes 2.196%, 2/4/26	969,000	899,075
Boeing Co. (The) sr. unsec. unsub. bonds 3.375%, 6/15/46	108,000	76,645
Bombardier, Inc. 144A sr. unsec. notes 7.875%, 4/15/27 (Canada)	35,000	35,432
Bombardier, Inc. 144A sr. unsec. notes 7.125%, 6/15/26 (Canada)	65,000	65,234
Chart Industries, Inc. 144A company guaranty sr. notes 7.50%, 1/1/30	110,000	113,654
Chart Industries, Inc. 144A company guaranty sr. unsec. notes 9.50%, 1/1/31	15,000	15,825

28 Dynamic Asset Allocation Conservative Fund

CORPORATE BONDS AND NOTES (25.7%)* cont.		Principal amount	Value
Capital goods cont.
Clarios Global LP 144A company guaranty sr. notes 6.75%, 5/15/25		$63,000	$63,671
Clarios Global LP/Clarios US Finance Co. company guaranty sr. notes Ser. REGS, 4.375%, 5/15/26	EUR	130,000	134,304
Clean Harbors, Inc. 144A company guaranty sr. unsec. unsub. notes 6.375%, 2/1/31		$125,000	127,532
Covanta Holding Corp. 144A company guaranty sr. unsec. notes 4.875%, 12/1/29		130,000	115,666
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26		65,000	68,684
DP World Salaam jr. unsec. sub. FRN 6.00%, 1/1/26 (United Arab Emirates)		260,000	258,050
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 (Canada)		30,000	28,023
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.00%, 8/1/28 (Canada)		25,000	22,714
GFL Environmental, Inc. 144A sr. notes 5.125%, 12/15/26 (Canada)		100,000	97,777
Great Lakes Dredge & Dock Corp. 144A company guaranty sr. unsec. notes 5.25%, 6/1/29		160,000	120,922
Honeywell International, Inc. sr. unsec. bonds 3.812%, 11/21/47		255,000	222,619
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29		400,000	354,640
Johnson Controls International PLC sr. unsec. bonds 4.95%, 7/2/64		336,000	300,686
Johnson Controls International PLC sr. unsec. notes 3.90%, 2/14/26		194,000	188,938
L3Harris Technologies, Inc. sr. unsec. bonds 1.80%, 1/15/31		141,000	113,967
L3Harris Technologies, Inc. sr. unsec. notes 3.85%, 12/15/26		296,000	288,533
L3Harris Technologies, Inc. sr. unsec. sub. notes 4.40%, 6/15/28		266,000	260,619
Madison IAQ, LLC 144A sr. notes 4.125%, 6/30/28		30,000	25,950
Madison IAQ, LLC 144A sr. unsec. notes 5.875%, 6/30/29		130,000	100,425
MajorDrive Holdings IV, LLC 144A sr. unsec. notes 6.375%, 6/1/29		185,000	136,979
Northrop Grumman Corp. sr. unsec. unsub. notes 3.25%, 1/15/28		714,000	678,417
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28		140,000	138,145
Otis Worldwide Corp. sr. unsec. notes 2.565%, 2/15/30		194,000	170,123
Raytheon Technologies Corp. sr. unsec. bonds 4.875%, 10/15/40		161,000	156,933
Raytheon Technologies Corp. sr. unsec. notes 5.15%, 2/27/33		75,000	78,053
Raytheon Technologies Corp. sr. unsec. unsub. notes 4.125%, 11/16/28		617,000	608,125
Ritchie Bros Holdings, Inc. 144A company guaranty sr. notes 6.75%, 3/15/28		30,000	30,788
Ritchie Bros Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7.75%, 3/15/31		55,000	57,558
Roller Bearing Co. of America, Inc. 144A sr. notes 4.375%, 10/15/29		152,000	135,723
Sensata Technologies BV 144A company guaranty sr. unsec. notes 4.00%, 4/15/29		110,000	99,382
Sensata Technologies BV 144A company guaranty sr. unsec. unsub. notes 5.875%, 9/1/30		85,000	84,256
Staples, Inc. 144A sr. notes 7.50%, 4/15/26		165,000	144,561
Terex Corp. 144A company guaranty sr. unsec. notes 5.00%, 5/15/29		55,000	51,178
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26		75,000	73,313

Dynamic Asset Allocation Conservative Fund 29

CORPORATE BONDS AND NOTES (25.7%)* cont.		Principal amount	Value
Capital goods cont.
TransDigm, Inc. company guaranty sr. unsec. sub. notes 5.50%, 11/15/27		$135,000	$127,293
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.875%, 5/1/29		110,000	97,359
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.625%, 1/15/29		80,000	71,120
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26		40,000	40,036
TransDigm, Inc. 144A sr. notes 6.75%, 8/15/28		100,000	100,750
Vertical Midco GMBH company guaranty sr. notes Ser. REGS, 4.375%, 7/15/27 (Germany)	EUR	100,000	97,940
Vertiv Group Corp. 144A company guaranty sr. notes 4.125%, 11/15/28		$150,000	132,353
Waste Connections, Inc. sr. unsec. bonds 3.20%, 6/1/32		48,000	42,769
Waste Connections, Inc. sr. unsec. sub. bonds 3.50%, 5/1/29		356,000	332,106
Waste Pro USA, Inc. 144A sr. unsec. notes 5.50%, 2/15/26		45,000	41,385
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.25%, 6/15/28		140,000	143,752
			9,431,666
Communication services (2.6%)
American Tower Corp. sr. unsec. bonds 2.70%, 4/15/31 R		490,000	410,933
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30 R		281,000	244,376
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27 R		610,000	562,394
American Tower Corp. sr. unsec. unsub. notes 3.55%, 7/15/27 R		452,000	425,986
AT&T, Inc. company guaranty sr. unsec. unsub. notes 2.30%, 6/1/27		189,000	173,202
AT&T, Inc. sr. unsec. bonds 3.55%, 9/15/55		1,324,000	950,379
AT&T, Inc. sr. unsec. unsub. bonds 2.55%, 12/1/33		607,000	488,241
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46		470,000	424,468
AT&T, Inc. sr. unsec. unsub. notes 4.25%, 3/1/27		143,000	141,858
CCO Holdings, LLC/CCO Holdings Capital Corp. sr. unsec. bonds 4.50%, 5/1/32		70,000	57,247
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29		270,000	247,928
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.75%, 3/1/30		80,000	69,312
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 4.25%, 2/1/31		65,000	53,148
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 2.25%, 1/15/29		402,000	335,267
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45		550,000	521,068
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 4.80%, 3/1/50		487,000	371,188
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25		208,000	205,924
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. sr. bonds 3.70%, 4/1/51		273,000	174,714

30 Dynamic Asset Allocation Conservative Fund

CORPORATE BONDS AND NOTES (25.7%)* cont.	Principal amount	Value
Communication services cont.
Comcast Corp. company guaranty sr. unsec. bonds 2.987%, 11/1/63	$143,000	$92,719
Comcast Corp. company guaranty sr. unsec. notes 3.45%, 2/1/50	871,000	672,702
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49	218,000	183,015
Comcast Corp. company guaranty sr. unsec. unsub. bonds 2.35%, 1/15/27	358,000	333,470
Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27	424,000	401,064
Crown Castle, Inc. sr. unsec. bonds 3.80%, 2/15/28 R	327,000	310,328
Crown Castle, Inc. sr. unsec. bonds 3.65%, 9/1/27 R	461,000	437,307
Crown Castle, Inc. sr. unsec. sub. notes 1.05%, 7/15/26 R	253,000	222,936
Crown Castle, Inc. sr. unsec. unsub. bonds 3.70%, 6/15/26 R	150,000	144,609
CSC Holdings, LLC 144A sr. unsec. bonds 5.75%, 1/15/30	200,000	105,305
Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. bonds 8.75%, 6/15/30 (Netherlands)	135,000	164,996
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 5.875%, 8/15/27	45,000	40,757
DISH DBS Corp. company guaranty sr. unsec. notes 7.75%, 7/1/26	55,000	36,300
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.125%, 6/1/29	110,000	58,575
DISH DBS Corp. 144A company guaranty sr. notes 5.75%, 12/1/28	100,000	74,625
DISH DBS Corp. 144A company guaranty sr. notes 5.25%, 12/1/26	55,000	43,884
Embarq Corp. sr. unsec. unsub. bonds 7.995%, 6/1/36	130,000	54,600
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29 R	140,000	124,971
Equinix, Inc. sr. unsec. sub. notes 2.90%, 11/18/26 R	1,144,000	1,063,859
Frontier Communications Corp. 144A company guaranty sr. notes 5.875%, 10/15/27	55,000	50,001
Frontier Communications Corp. 144A notes 6.75%, 5/1/29	140,000	110,950
Level 3 Financing, Inc. 144A company guaranty sr. notes 10.50%, 5/15/30	52,250	49,899
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.25%, 7/1/28	105,000	59,241
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28	374,000	401,874
Sprint Corp. company guaranty sr. unsec. notes 7.625%, 3/1/26	15,000	15,862
T-Mobile USA, Inc. company guaranty sr. bonds 2.25%, 11/15/31	858,000	702,520
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30	12,000	11,260
T-Mobile USA, Inc. company guaranty sr. notes 3.75%, 4/15/27	634,000	609,448
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 2.875%, 2/15/31	70,000	60,385
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27	14,000	14,046
T-Mobile USA, Inc. company guaranty sr. unsec. notes 4.95%, 3/15/28	370,000	373,559
TCI Communications, Inc. sr. unsec. unsub. notes 7.125%, 2/15/28	365,000	407,992
Telefonica Emisiones SA company guaranty sr. unsec. bonds 4.895%, 3/6/48 (Spain)	855,000	711,499
Verizon Communications, Inc. sr. unsec. bonds 3.70%, 3/22/61	634,000	472,739
Verizon Communications, Inc. sr. unsec. bonds 1.75%, 1/20/31	241,000	194,388
Verizon Communications, Inc. sr. unsec. notes 2.55%, 3/21/31	317,000	270,049

Dynamic Asset Allocation Conservative Fund 31

CORPORATE BONDS AND NOTES (25.7%)* cont.	Principal amount	Value
Communication services cont.
Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34	$642,000	$610,197
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28	1,129,000	1,116,076
Verizon Communications, Inc. sr. unsec. unsub. notes 2.10%, 3/22/28	206,000	183,509
		16,849,149
Conglomerates (—%)
General Electric Co. jr. unsec. sub. FRN (ICE LIBOR USD 3 Month + 3.33%), 8.196%, perpetual maturity	58,000	57,942
		57,942
Consumer cyclicals (2.8%)
ADT Security Corp. 144A sr. notes 4.125%, 8/1/29	95,000	84,720
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	344,000	322,500
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)	198,000	173,229
Amazon.com, Inc. sr. unsec. notes 3.15%, 8/22/27	1,014,000	976,944
Amazon.com, Inc. sr. unsec. unsub. notes 2.10%, 5/12/31	172,000	147,015
AMC Entertainment Holdings, Inc. 144A company guaranty sr. notes 7.50%, 2/15/29	45,000	31,092
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28	50,000	45,525
American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 3.875%, 11/15/29	50,000	42,693
Asbury Automotive Group, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 2/15/32	10,000	8,760
Asbury Automotive Group, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/15/29	20,000	17,900
Autonation, Inc. sr. unsec. bonds 2.40%, 8/1/31	196,000	150,917
Bath & Body Works, Inc. company guaranty sr. unsec. bonds 6.75%, perpetual maturity	55,000	49,164
Bath & Body Works, Inc. company guaranty sr. unsec. notes 7.50%, perpetual maturity	110,000	112,260
Bath & Body Works, Inc. 144A company guaranty sr. unsec. notes 9.375%, 7/1/25	12,000	12,820
Bath & Body Works, Inc. 144A company guaranty sr. unsec. unsub. bonds 6.625%, 10/1/30	60,000	58,493
BCPE Ulysses Intermediate, Inc. 144A sr. unsec. notes 7.75%, 4/1/27 ‡‡	40,000	31,400
Beasley Mezzanine Holdings, LLC 144A company guaranty sr. notes 8.625%, 2/1/26	150,000	99,205
Block, Inc. sr. unsec. notes 3.50%, 6/1/31	425,000	349,031
BMW Finance NV 144A company guaranty sr. unsec. notes 2.85%, 8/14/29 (Netherlands)	405,000	364,213
Booking Holdings, Inc. sr. unsec. sub. notes 4.625%, 4/13/30	339,000	338,784
Boyd Gaming Corp. company guaranty sr. unsec. notes 4.75%, 12/1/27	130,000	124,683
Boyd Gaming Corp. 144A sr. unsec. bonds 4.75%, 6/15/31	110,000	99,902
Caesars Entertainment, Inc. 144A sr. notes 7.00%, 2/15/30	50,000	50,875

32 Dynamic Asset Allocation Conservative Fund

CORPORATE BONDS AND NOTES (25.7%)* cont.	Principal amount	Value
Consumer cyclicals cont.
Caesars Entertainment, Inc. 144A sr. unsec. notes 4.625%, 10/15/29	$50,000	$43,725
Caesars Resort Collection, LLC/CRC Finco, Inc. 144A company guaranty sr. notes 5.75%, 7/1/25	200,000	200,043
Camelot Return Merger Sub, Inc. 144A sr. notes 8.75%, 8/1/28	25,000	23,149
Carnival Corp. 144A notes 10.50%, 2/1/26	55,000	57,306
Carnival Corp. 144A notes 9.875%, 8/1/27	40,000	41,204
Carnival Corp. 144A sr. unsec. notes 5.75%, 3/1/27	135,000	110,745
Carriage Services, Inc. 144A company guaranty sr. unsec. notes 4.25%, 5/15/29	75,000	61,773
CDI Escrow Issuer, Inc. 144A sr. unsec. notes 5.75%, 4/1/30	125,000	119,063
Cengage Learning, Inc. 144A sr. unsec. unsub. notes 9.50%, 6/15/24	130,000	125,691
Cinemark USA, Inc. 144A company guaranty sr. notes 8.75%, 5/1/25	20,000	20,418
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.875%, 3/15/26	120,000	113,189
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 7/15/28	50,000	43,250
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 5.125%, 8/15/27	70,000	62,825
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 7.75%, 4/15/28	85,000	63,750
D.R. Horton, Inc. company guaranty sr. unsec. unsub. notes 1.30%, 10/15/26	750,000	661,641
Ecolab, Inc. sr. unsec. unsub. bonds 2.70%, 11/1/26	1,152,000	1,091,991
Everi Holdings, Inc. 144A company guaranty sr. unsec. notes 5.00%, 7/15/29	75,000	66,756
Full House Resorts, Inc. 144A company guaranty sr. notes 8.25%, 2/15/28	140,000	127,400
Garda World Security Corp. 144A sr. notes 7.75%, 2/15/28 (Canada)	25,000	24,813
Garda World Security Corp. 144A sr. notes 4.625%, 2/15/27 (Canada)	50,000	44,883
Garda World Security Corp. 144A sr. unsec. notes 6.00%, 6/1/29 (Canada)	40,000	31,800
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30	110,000	98,738
Gartner, Inc. 144A company guaranty sr. unsec. notes 3.625%, 6/15/29	30,000	26,769
Global Payments, Inc. sr. unsec. notes 2.15%, 1/15/27	40,000	35,424
Gray Escrow II, Inc. 144A sr. unsec. bonds 5.375%, 11/15/31	215,000	142,760
GW B-CR Security Corp. 144A sr. unsec. notes 9.50%, 11/1/27 (Canada)	85,000	80,643
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 9.00%, perpetual maturity	45,000	46,069
Hilton Domestic Operating Co., Inc. company guaranty sr. unsec. bonds 4.875%, 1/15/30	170,000	162,836
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27	80,000	78,914
Home Depot, Inc. (The) sr. unsec. unsub. notes 5.95%, 4/1/41	248,000	276,116
Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85%, 3/15/26	476,000	473,143
iHeartCommunications, Inc. company guaranty sr. unsec. notes 8.375%, 5/1/27	190,911	138,888

Dynamic Asset Allocation Conservative Fund 33

CORPORATE BONDS AND NOTES (25.7%)* cont.	Principal amount	Value
Consumer cyclicals cont.
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28	$826,000	$810,407
Interpublic Group of Cos., Inc. (The) sr. unsec. unsub. notes 2.40%, 3/1/31	15,000	12,449
JELD-WEN, Inc. 144A company guaranty sr. sub. notes 6.25%, 5/15/25	45,000	44,888
JELD-WEN, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27	50,000	42,529
Kontoor Brands, Inc. 144A company guaranty sr. unsec. notes 4.125%, 11/15/29	135,000	115,594
Las Vegas Sands Corp. sr. unsec. unsub. notes 3.90%, 8/8/29	95,000	85,754
LBM Acquisition, LLC 144A company guaranty sr. unsec. notes 6.25%, 1/15/29	80,000	61,226
Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/29/27	496,000	490,772
Levi Strauss & Co. 144A sr. unsec. sub. bonds 3.50%, 3/1/31	190,000	161,975
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26	65,000	62,888
Live Nation Entertainment, Inc. 144A sr. notes 6.50%, 5/15/27	50,000	50,537
Macy’s Retail Holdings, LLC 144A company guaranty sr. unsec. unsub. bonds 6.125%, 3/15/32	50,000	44,015
Macy’s Retail Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 5.875%, 3/15/30	10,000	8,875
Masonite International Corp. 144A company guaranty sr. unsec. notes 5.375%, 2/1/28	40,000	38,200
Masonite International Corp. 144A company guaranty sr. unsec. notes 3.50%, 2/15/30	105,000	87,025
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.75%, 4/1/29	80,000	71,878
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.375%, 4/1/26	20,000	18,827
McGraw-Hill Education, Inc. 144A sr. notes 5.75%, 8/1/28	140,000	121,800
McGraw-Hill Education, Inc. 144A sr. unsec. notes 8.00%, 8/1/29	145,000	118,900
Michaels Cos., Inc. (The) 144A sr. unsec. notes 7.875%, 5/1/29	35,000	24,500
MIWD Holdco II, LLC/MIWD Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 2/1/30	30,000	25,350
Moody’s Corp. sr. unsec. notes 2.00%, 8/19/31	625,000	509,747
NCL Corp., Ltd. 144A company guaranty sr. notes 5.875%, 2/15/27	45,000	41,738
NCL Corp., Ltd. 144A sr. unsec. unsub. notes 7.75%, 2/15/29	35,000	29,663
Neptune Bidco US, Inc. 144A sr. notes 9.29%, 4/15/29	170,000	157,607
News Corp. 144A company guaranty sr. unsec. unsub. bonds 5.125%, 2/15/32	80,000	75,004
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29	80,000	71,100
Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26	547,000	530,795
Paramount Global sr. unsec. unsub. notes 4.20%, 6/1/29	307,000	282,255
Paramount Global sr. unsec. unsub. notes 4.00%, 1/15/26	113,000	109,282
Paramount Global sr. unsec. unsub. notes 2.90%, 1/15/27	247,000	225,030
Penn Entertainment, Inc. 144A sr. unsec. notes 5.625%, 1/15/27	120,000	112,674
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A company guaranty sr. notes 3.375%, 8/31/27	50,000	44,813

34 Dynamic Asset Allocation Conservative Fund

CORPORATE BONDS AND NOTES (25.7%)* cont.	Principal amount	Value
Consumer cyclicals cont.
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A notes 6.25%, 1/15/28	$100,000	$93,500
Raptor Acquisition Corp./Raptor Co-Issuer, LLC 144A sr. notes 4.875%, 11/1/26	35,000	32,550
Realogy Group, LLC/Realogy Co-Issuer Corp. 144A company guaranty sr. unsec. notes 5.75%, 1/15/29	50,000	37,423
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. notes 7.25%, 1/15/30	15,000	15,094
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. unsub. notes 9.25%, 1/15/29	100,000	106,250
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 5.50%, 8/31/26	40,000	37,422
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 4.25%, 7/1/26	20,000	17,950
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29	75,000	66,545
S&P Global, Inc. company guaranty sr. unsec. notes 2.45%, 3/1/27	17,000	15,943
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30	126,000	101,126
Sabre GLBL, Inc. 144A company guaranty sr. notes 9.25%, 4/15/25	125,000	117,750
Scientific Games Holdings LP/Scientific Games US FinCo., Inc. 144A sr. unsec. notes 6.625%, 3/1/30	70,000	61,858
Scientific Games International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29	160,000	160,309
Scientific Games International, Inc. 144A sr. unsec. notes 7.00%, 5/15/28	50,000	49,500
Scotts Miracle-Gro Co. (The) company guaranty sr. unsec. notes 4.50%, 10/15/29	150,000	128,973
Scotts Miracle-Gro Co. (The) company guaranty sr. unsec. unsub. bonds 4.375%, 2/1/32	55,000	44,205
Scripps Escrow II, Inc. 144A sr. notes 3.875%, 1/15/29	60,000	47,080
Scripps Escrow II, Inc. 144A sr. unsec. bonds 5.375%, 1/15/31	60,000	41,250
Scripps Escrow, Inc. 144A company guaranty sr. unsec. notes 5.875%, 7/15/27	55,000	40,510
Shift4 Payments, LLC/Shift4 Payments Finance Sub, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/1/26	90,000	84,600
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 9/1/31	105,000	81,638
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 4.00%, 7/15/28	75,000	64,421
Spanish Broadcasting System, Inc. 144A sr. notes 9.75%, 3/1/26	45,000	30,488
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29	50,000	43,394
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 3/15/31	5,000	4,089
Standard Industries, Inc. 144A sr. unsec. bonds 3.375%, 1/15/31	40,000	32,147
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27	55,000	52,235
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28	10,000	9,342
Standard Industries, Inc. 144A sr. unsec. notes 4.375%, 7/15/30	70,000	60,900
Station Casinos, LLC 144A sr. unsec. bonds 4.625%, 12/1/31	35,000	29,558
Station Casinos, LLC 144A sr. unsec. notes 4.50%, 2/15/28	135,000	121,838
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 2.691%, 9/15/31	325,000	262,636

Dynamic Asset Allocation Conservative Fund 35

CORPORATE BONDS AND NOTES (25.7%)* cont.	Principal amount	Value
Consumer cyclicals cont.
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 1.711%, 1/29/27	$200,000	$177,185
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25	90,000	85,950
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30	35,000	32,308
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28	20,000	19,673
Townsquare Media, Inc. 144A sr. notes 6.875%, 2/1/26	60,000	56,761
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24	50,000	49,750
Univision Communications, Inc. 144A company guaranty sr. notes 6.625%, 6/1/27	100,000	94,820
Univision Communications, Inc. 144A sr. notes 7.375%, 6/30/30	40,000	37,818
Urban One, Inc. 144A company guaranty sr. notes 7.375%, 2/1/28	70,000	63,595
Victoria’s Secret & Co. 144A sr. unsec. notes 4.625%, 7/15/29	140,000	113,050
Walt Disney Co. (The) company guaranty sr. unsec. bonds 7.75%, 12/1/45	233,000	306,190
Warnermedia Holdings, Inc. 144A company guaranty sr. unsec. bonds 4.279%, 3/15/32	1,142,000	1,019,574
Warnermedia Holdings, Inc. 144A company guaranty sr. unsec. notes 3.755%, 3/15/27	385,000	362,565
White Cap Buyer, LLC 144A sr. unsec. notes 6.875%, 10/15/28	60,000	52,048
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27	120,000	113,400
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A company guaranty sr. unsec. unsub. notes 7.125%, 2/15/31	45,000	45,675
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. bonds 5.125%, 10/1/29	110,000	99,920
		17,898,743
Consumer staples (1.4%)
1011778 BC ULC/New Red Finance, Inc. 144A bonds 4.00%, 10/15/30 (Canada)	70,000	60,025
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 4.375%, 1/15/28 (Canada)	70,000	64,621
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 3.875%, 1/15/28 (Canada)	90,000	83,700
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.875%, 2/15/30	30,000	28,002
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.625%, 1/15/27	105,000	101,544
Albertsons Cos., LLC/Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 7.50%, 3/15/26	55,000	56,430
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 4.90%, 2/1/46	488,000	476,928
Ashtead Capital, Inc. 144A company guaranty sr. unsec. notes 2.45%, 8/12/31	205,000	161,494
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27	685,000	656,272

36 Dynamic Asset Allocation Conservative Fund

CORPORATE BONDS AND NOTES (25.7%)* cont.		Principal amount	Value
Consumer staples cont.
CDW, LLC/CDW Finance Corp. company guaranty sr. unsec. notes 3.25%, 2/15/29		$15,000	$13,192
CVS Pass-Through Trust sr. notes 6.036%, 12/10/28		27,489	27,614
ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4.50%, 2/15/45		99,000	88,207
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37		248,000	293,115
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42		300,000	307,635
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85%, 11/15/24		249,000	244,008
ERAC USA Finance, LLC 144A company guaranty sr. unsec. unsub. notes 3.30%, 12/1/26		111,000	104,744
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc. 144A company guaranty sr. unsec. notes 6.75%, 1/15/30		50,000	41,137
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 7/15/27		100,000	96,500
IRB Holding Corp. 144A company guaranty sr. notes 7.00%, 6/15/25		50,000	50,152
JDE Peet’s NV 144A company guaranty sr. unsec. notes 1.375%, 1/15/27 (Netherlands)		535,000	464,483
Kenvue, Inc. 144A company guaranty sr. unsec. notes 4.90%, 3/22/33		323,000	333,716
Kenvue, Inc. 144A company guaranty sr. unsec. unsub. bonds 5.05%, 3/22/53		58,000	59,775
Kenvue, Inc. 144A company guaranty sr. unsec. unsub. notes 5.05%, 3/22/28		594,000	613,896
Keurig Dr Pepper, Inc. company guaranty sr. unsec. notes 2.25%, 3/15/31		609,000	510,518
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 3.43%, 6/15/27		118,000	112,570
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27		60,000	58,275
Kraft Heinz Foods Co. company guaranty sr. unsec. sub. notes 3.875%, 5/15/27		512,000	499,890
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.875%, 5/15/28		75,000	72,746
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.125%, 1/31/30		125,000	114,375
Match Group Holdings II, LLC 144A sr. unsec. bonds 5.00%, 12/15/27		54,000	51,152
Match Group Holdings II, LLC 144A sr. unsec. bonds 3.625%, 10/1/31		45,000	36,620
Match Group Holdings II, LLC 144A sr. unsec. notes 4.125%, 8/1/30		25,000	21,525
Match Group Holdings II, LLC 144A sr. unsec. unsub. notes 4.625%, 6/1/28		340,000	315,765
Millennium Escrow Corp. 144A sr. notes 6.625%, 8/1/26		70,000	45,500
Nestle Holdings, Inc. 144A company guaranty sr. unsec. notes 0.375%, 1/15/24		850,000	821,008
Netflix, Inc. sr. unsec. bonds Ser. REGS, 3.875%, 11/15/29	EUR	395,000	419,836
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28		$35,000	34,825
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28		519,000	545,391

Dynamic Asset Allocation Conservative Fund 37

CORPORATE BONDS AND NOTES (25.7%)* cont.	Principal amount	Value
Consumer staples cont.
Netflix, Inc. sr. unsec. unsub. notes 4.375%, 11/15/26	$335,000	$331,231
Newell Brands, Inc. sr. unsec. notes 4.875%, 6/1/25	55,000	53,617
Newell Brands, Inc. sr. unsec. unsub. notes 4.70%, 4/1/26	90,000	86,625
PECF USS Intermediate Holding III Corp. 144A sr. unsec. notes 8.00%, 11/15/29	165,000	109,560
TripAdvisor, Inc. 144A company guaranty sr. unsec. notes 7.00%, 7/15/25	90,000	90,197
Yum! Brands, Inc. sr. unsec. bonds 5.375%, 4/1/32	30,000	29,041
Yum! Brands, Inc. sr. unsec. sub. bonds 3.625%, 3/15/31	50,000	43,900
Yum! Brands, Inc. 144A sr. unsec. bonds 4.75%, 1/15/30	75,000	71,654
		8,903,011
Energy (1.6%)
Antero Midstream Partners LP/Antero Midstream Finance Corp. 144A company guaranty sr. unsec. notes 7.875%, 5/15/26	60,000	61,094
Antero Resources Corp. 144A company guaranty sr. unsec. notes 7.625%, 2/1/29	50,000	51,125
Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40	55,000	46,613
Apache Corp. sr. unsec. unsub. notes 4.375%, 10/15/28	65,000	60,649
BP Capital Markets America, Inc. company guaranty sr. unsec. notes 3.119%, 5/4/26	369,000	355,042
BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 3.279%, 9/19/27 (United Kingdom)	592,000	569,705
Callon Petroleum Co. 144A company guaranty sr. unsec. notes 8.00%, 8/1/28	80,000	79,256
Callon Petroleum Co. 144A company guaranty sr. unsec. notes 7.50%, 6/15/30	180,000	169,200
Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)	36,000	38,098
Centennial Resource Production, LLC 144A company guaranty sr. unsec. notes 6.875%, 4/1/27	175,000	171,206
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27	120,000	120,091
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 4.00%, 3/1/31	80,000	71,195
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 3.25%, 1/31/32	96,000	79,307
Chord Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 6/1/26	55,000	54,476
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 5.875%, 1/15/30	110,000	94,506
Comstock Resources, Inc. 144A sr. unsec. notes 6.75%, 3/1/29	95,000	86,929
Continental Resources, Inc. company guaranty sr. unsec. notes 4.375%, 1/15/28	233,000	219,649
Continental Resources, Inc. 144A company guaranty sr. unsec. bonds 5.75%, 1/15/31	85,000	81,684
Continental Resources, Inc. 144A company guaranty sr. unsec. bonds 2.875%, 4/1/32	426,000	330,787
DCP Midstream Operating LP company guaranty sr. unsec. notes 5.625%, 7/15/27	50,000	50,455
DCP Midstream Operating LP 144A company guaranty sr. unsec. unsub. bonds 6.75%, 9/15/37	105,000	113,897
Devon Energy Corp. sr. unsec. unsub. bonds 7.95%, 4/15/32	75,000	87,449

38 Dynamic Asset Allocation Conservative Fund

CORPORATE BONDS AND NOTES (25.7%)* cont.	Principal amount	Value
Energy cont.
Devon Energy Corp. sr. unsec. unsub. bonds 7.875%, 9/30/31	$50,000	$57,125
Diamondback Energy, Inc. company guaranty sr. unsec. notes 3.25%, 12/1/26	240,000	227,369
Encino Acquisition Partners Holdings, LLC 144A company guaranty sr. unsec. notes 8.50%, 5/1/28	145,000	126,875
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28	505,000	501,213
Energy Transfer LP/Regency Energy Finance Corp. sr. unsec. unsub. notes 4.50%, 11/1/23	24,000	23,820
EnLink Midstream, LLC 144A company guaranty sr. unsec. notes 5.625%, 1/15/28	140,000	137,200
EQT Corp. sr. unsec. notes 7.00%, 2/1/30	55,000	57,567
EQT Corp. sr. unsec. notes 5.678%, 10/1/25	175,000	174,475
EQT Corp. sr. unsec. notes 5.00%, 1/15/29	10,000	9,482
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.50%, 10/15/30	50,000	46,493
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.125%, 6/15/28	95,000	90,199
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 4.25%, 2/15/30	45,000	40,190
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.625%, 2/15/26	60,000	59,394
Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28	90,000	84,022
KazMunayGas National Co. JSC sr. unsec. notes Ser. REGS, 4.75%, 4/19/27 (Kazakhstan)	280,000	256,900
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30	90,000	86,625
Nabors Industries, Inc. company guaranty sr. unsec. notes 5.75%, 2/1/25	60,000	58,125
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 7.375%, 5/15/27	70,000	68,557
Occidental Petroleum Corp. sr. unsec. bonds 6.625%, 9/1/30	70,000	73,722
Occidental Petroleum Corp. sr. unsec. bonds 6.125%, 1/1/31	25,000	25,938
Occidental Petroleum Corp. sr. unsec. sub. bonds 6.20%, 3/15/40	180,000	180,972
Occidental Petroleum Corp. sr. unsec. sub. notes 8.50%, 7/15/27	97,000	106,700
Occidental Petroleum Corp. sr. unsec. sub. notes 6.45%, 9/15/36	135,000	141,943
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 7.375%, 11/1/31	65,000	70,024
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 6.625%, 8/15/37	35,000	35,304
Patterson-UTI Energy, Inc. sr. unsec. notes 3.95%, 2/1/28	15,000	13,322
Patterson-UTI Energy, Inc. sr. unsec. sub. notes 5.15%, 11/15/29	160,000	147,333
Permian Resources Operating, LLC 144A company guaranty sr. unsec. notes 5.375%, 1/15/26	120,000	113,740
Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%, 5/20/23 (Indonesia)	200,000	199,000
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)	86,000	86,007
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.60%, 1/3/31 (Brazil)	139,000	132,715

Dynamic Asset Allocation Conservative Fund 39

CORPORATE BONDS AND NOTES (25.7%)* cont.	Principal amount	Value
Energy cont.
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.70%, 2/16/32 (Mexico)	$98,000	$78,009
Petroleos Mexicanos 144A sr. unsec. bonds 10.00%, 2/7/33 (Mexico)	670,000	640,388
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)	180,000	175,781
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29 (Canada)	25,000	22,688
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29	190,000	168,390
Sabine Pass Liquefaction, LLC sr. bonds 4.20%, 3/15/28	174,000	167,162
Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27	52,000	51,813
Shell International Finance BV company guaranty sr. unsec. unsub. notes 2.875%, 5/10/26 (Netherlands)	812,000	776,826
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27	40,000	38,426
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26	85,000	83,356
SM Energy Co. sr. unsec. unsub. notes 6.50%, 7/15/28	25,000	23,856
SM Energy Co. sr. unsec. unsub. notes 5.625%, 6/1/25	95,000	92,112
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 3/15/30	110,000	103,415
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 2/1/29	205,000	193,213
Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26	282,000	267,156
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 12/31/30	95,000	84,313
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 1/15/28	30,000	27,450
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 4.875%, 2/1/31	278,000	260,120
Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)	227,000	189,545
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27	60,938	59,719
Transocean Titan Financing, Ltd. 144A company guaranty sr. notes 8.375%, 2/1/28 (Cayman Islands)	35,000	36,017
Transocean, Inc. 144A company guaranty sr. notes 8.75%, 2/15/30	40,000	40,800
Transocean, Inc. 144A company guaranty sr. unsec. notes 11.50%, 1/30/27	75,000	77,460
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. notes 6.875%, 4/1/26	100,000	97,195
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 9/1/27	50,000	47,779
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. bonds 3.875%, 11/1/33	100,000	84,000
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. notes 6.25%, 1/15/30	20,000	20,150
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. notes 3.875%, 8/15/29	85,000	76,670
Viper Energy Partners LP 144A company guaranty sr. unsec. notes 5.375%, 11/1/27	30,000	28,852
		10,437,425

40 Dynamic Asset Allocation Conservative Fund

CORPORATE BONDS AND NOTES (25.7%)* cont.	Principal amount	Value
Financials (8.1%)
ABN AMRO Bank NV 144A unsec. sub. notes 4.75%, 7/28/25 (Netherlands)	$200,000	$193,030
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. bonds 3.30%, 1/30/32 (Ireland)	759,000	628,777
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. notes 4.50%, 9/15/23 (Ireland)	460,000	455,601
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. sub. notes 3.65%, 7/21/27 (Ireland)	450,000	413,430
AG Issuer, LLC 144A sr. notes 6.25%, 3/1/28	90,000	81,082
Air Lease Corp. sr. unsec. notes 2.10%, 9/1/28	199,000	165,804
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	252,000	239,113
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29	844,000	741,002
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 6.75%, 10/15/27	130,000	120,575
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31	367,000	385,196
Ally Financial, Inc. sr. unsec. notes 4.75%, 6/9/27	307,000	285,894
Ally Financial, Inc. sr. unsec. notes 2.20%, 11/2/28	172,000	136,962
AmWINS Group, Inc. 144A sr. unsec. notes 4.875%, 6/30/29	45,000	39,825
Ares Capital Corp. sr. unsec. notes 2.875%, 6/15/27	601,000	515,600
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26	204,000	188,053
Aretec Escrow Issuer, Inc. 144A sr. unsec. notes 7.50%, 4/1/29	130,000	106,275
Athene Global Funding 144A notes 1.985%, 8/19/28	547,000	442,640
Australia and New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity (United Kingdom)	200,000	192,035
Banco Santander SA sr. unsec. unsub. notes 4.379%, 4/12/28 (Spain)	200,000	188,889
Banco Santander SA unsec. sub. FRB 3.225%, 11/22/32 (Spain)	1,400,000	1,089,908
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)	400,000	391,262
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity	204,000	199,987
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity	10,000	9,975
Bank of America Corp. sr. unsec. FRN 1.734%, 7/22/27	1,954,000	1,752,172
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.496%, 2/13/31	608,000	514,934
Bank of America Corp. unsec. sub. FRB 3.846%, 3/8/37	1,207,000	1,028,954
Bank of America Corp. unsec. sub. FRN (ICE LIBOR USD 3 Month + 0.76%), 5.626%, 9/15/26	83,000	80,850
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37	722,000	759,603
Bank of America Corp. unsec. sub. notes Ser. L, 4.183%, 11/25/27	280,000	270,579
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. bonds 2.85%, 10/15/50	526,000	371,005
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43	125,000	115,398
Blackstone Holdings Finance Co., LLC 144A company guaranty sr. unsec. unsub. bonds 1.60%, 3/30/31	170,000	128,052
BNP Paribas SA 144A unsec. sub. FRB 2.588%, 8/12/35 (France)	285,000	218,874
BNP Paribas SA 144A unsec. sub. notes 4.375%, 5/12/26 (France)	200,000	189,712
BPCE SA 144A sr. unsec. unsub. FRN 5.975%, 1/18/27 (France)	410,000	408,939

Dynamic Asset Allocation Conservative Fund 41

CORPORATE BONDS AND NOTES (25.7%)* cont.	Principal amount	Value
Financials cont.
BPCE SA 144A unsec. sub. notes 5.15%, 7/21/24 (France)	$200,000	$196,147
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)	295,000	284,293
Camden Property Trust sr. unsec. unsub. notes 4.875%, 6/15/23 R	140,000	139,729
Capital One Financial Corp. unsec. sub. FRB 2.359%, 7/29/32	1,178,000	841,683
Citigroup, Inc. jr. unsec. sub. FRN 3.875%, perpetual maturity	250,000	211,125
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28	2,090,000	1,980,068
Citigroup, Inc. sr. unsec. unsub. FRB 3.887%, 1/10/28	478,000	456,700
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	228,000	201,878
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	319,000	309,334
Citigroup, Inc. unsec. sub. notes 4.60%, 3/9/26	281,000	275,148
Citizens Bank NA sr. unsec. FRN 4.119%, 5/23/25	500,000	472,026
CNO Financial Group, Inc. sr. unsec. notes 5.25%, 5/30/29	90,000	86,984
Cobra AcquisitionCo, LLC 144A company guaranty sr. unsec. notes 6.375%, 11/1/29	115,000	66,413
Commonwealth Bank of Australia 144A sr. unsec. notes 3.15%, 9/19/27 (Australia)	836,000	784,716
Commonwealth Bank of Australia 144A sr. unsec. notes 2.552%, 3/14/27 (Australia)	182,000	168,679
Corebridge Financial, Inc. 144A sr. unsec. notes 3.85%, 4/5/29	277,000	252,749
Credit Suisse Group AG 144A sr. unsec. bonds 3.869%, 1/12/29 (Switzerland)	311,000	276,884
Credit Suisse Group AG 144A sr. unsec. FRN 2.193%, 6/5/26 (Switzerland)	1,090,000	970,321
Deutsche Bank AG unsec. sub. notes 4.50%, 4/1/25 (Germany)	400,000	367,357
Deutsche Bank AG/New York, NY sr. unsec. unsub. notes 1.686%, 3/19/26 (Germany)	1,090,000	952,817
Digital Realty Trust LP company guaranty sr. unsec. bonds 4.45%, 7/15/28 R	138,000	129,782
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)	643,000	626,529
Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24	190,000	186,380
First-Citizens Bank & Trust Co. unsec. sub. notes 6.125%, 3/9/28	647,000	630,077
Five Corners Funding Trust 144A sr. unsec. bonds 4.419%, 11/15/23	345,000	341,603
Ford Motor Co. sr. unsec. unsub. notes 3.625%, 6/17/31	310,000	255,449
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5.125%, 6/16/25	200,000	195,769
Freedom Mortgage Corp. 144A sr. unsec. notes 8.25%, 4/15/25	67,000	61,891
Freedom Mortgage Corp. 144A sr. unsec. notes 7.625%, 5/1/26	75,000	60,269
Freedom Mortgage Corp. 144A sr. unsec. notes 6.625%, 1/15/27	60,000	46,152
General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26	909,000	869,611
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/25	71,000	69,200
General Motors Financial Co., Inc. sr. unsec. notes 3.10%, 1/12/32	158,000	128,740
General Motors Financial Co., Inc. sr. unsec. notes 1.25%, 1/8/26	166,000	149,475
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. bonds 3.25%, 1/15/32 R	260,000	210,954
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26	84,000	81,518

42 Dynamic Asset Allocation Conservative Fund

CORPORATE BONDS AND NOTES (25.7%)* cont.	Principal amount	Value
Financials cont.
goeasy, Ltd. 144A company guaranty sr. unsec. notes 5.375%, 12/1/24 (Canada)	$30,000	$28,297
goeasy, Ltd. 144A company guaranty sr. unsec. notes 4.375%, 5/1/26 (Canada)	60,000	52,500
Goldman Sachs Group, Inc. (The) jr. unsec. sub. FRN 3.65%, 7/28/51	63,000	51,424
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	759,000	727,346
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.85%, 1/26/27	1,689,000	1,629,279
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 2/7/30	239,000	205,097
HUB International, Ltd. 144A sr. unsec. notes 7.00%, 5/1/26	130,000	127,765
HUB International, Ltd. 144A sr. unsec. notes 5.625%, 12/1/29	35,000	30,495
Huntington Bancshares, Inc. unsec. sub. FRB 2.487%, 8/15/36	490,000	344,265
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 5/15/26	95,000	93,487
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.25%, 5/15/27	85,000	79,756
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. sub. notes 4.375%, 2/1/29	50,000	43,000
Intercontinental Exchange, Inc. sr. unsec. bonds 2.65%, 9/15/40	400,000	289,502
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32	200,000	156,642
Intercontinental Exchange, Inc. sr. unsec. notes 4.00%, 9/15/27	98,000	96,815
Intesa Sanpaolo SpA 144A sr. unsec. notes 3.875%, 1/12/28 (Italy)	400,000	355,845
JPMorgan Chase & Co. jr. unsec. bonds 6.10%, perpetual maturity	43,000	42,006
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. HH, 4.60%, perpetual maturity	252,000	234,360
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (ICE LIBOR USD 3 Month + 1.00%), 5.864%, 5/15/47	242,000	199,650
JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48	2,067,000	1,708,615
JPMorgan Chase & Co. unsec. sub. bonds 3.625%, 12/1/27	2,197,000	2,100,110
JPMorgan Chase & Co. unsec. sub. notes 4.125%, 12/15/26	74,000	72,249
JPMorgan Chase & Co. unsec. sub. notes 3.375%, 5/1/23	1,053,000	1,050,894
KKR Group Finance Co. III, LLC 144A company guaranty sr. unsec. unsub. bonds 5.125%, 6/1/44	207,000	182,250
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 R	135,000	97,582
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. unsub. notes 5.25%, 10/1/25 R	30,000	26,394
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27 R	100,000	79,000
Lloyds Banking Group PLC unsec. sub. notes 4.65%, 3/24/26 (United Kingdom)	295,000	280,056
Marsh & McLennan Cos., Inc. sr. unsec. sub. bonds 4.90%, 3/15/49	252,000	240,483
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 4.375%, 3/15/29	285,000	282,434
MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37	385,000	402,249
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. notes 3.85%, 3/1/26 (Japan)	425,000	407,725
Morgan Stanley sr. unsec. unsub. FRN Ser. GMTN, 3.772%, 1/24/29	2,050,000	1,941,044
Morgan Stanley unsec. unsub. notes 3.95%, 4/23/27	593,000	573,295

Dynamic Asset Allocation Conservative Fund 43

CORPORATE BONDS AND NOTES (25.7%)* cont.	Principal amount	Value
Financials cont.
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 11/15/31	$115,000	$89,201
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 8/15/28	85,000	72,888
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45	186,000	153,871
New York Life Global Funding 144A notes 1.10%, 5/5/23	1,176,000	1,171,448
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26	45,000	43,258
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 6.625%, 1/15/28	50,000	45,841
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29	150,000	126,190
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/31	50,000	39,595
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 5.375%, 10/15/25	100,000	93,400
PHH Mortgage Corp. 144A company guaranty sr. notes 7.875%, 3/15/26	165,000	143,553
PNC Financial Services Group, Inc. (The) unsec. sub. FRB 4.626%, 6/6/33	883,000	814,198
Prologis LP sr. unsec. unsub. notes 2.25%, 4/15/30 R	159,000	134,886
Prologis LP sr. unsec. unsub. notes 2.125%, 4/15/27 R	66,000	60,188
Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44	79,000	75,190
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)	365,000	359,639
Service Properties Trust company guaranty sr. unsec. unsub. notes 7.50%, 9/15/25 R	35,000	34,536
Societe Generale SA 144A jr. unsec. sub. notes 5.375%, perpetual maturity (France)	390,000	280,775
Sumitomo Mitsui Trust Bank, Ltd. 144A sr. unsec. notes 0.80%, 9/12/23 (Japan)	755,000	739,330
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)	629,000	592,232
Truist Bank unsec. sub. FRN Ser. BKNT, 2.636%, 9/17/29	390,000	366,134
Truist Financial Corp. jr. unsec. sub. FRB Ser. N, 4.80%, 9/1/24	141,000	123,375
Truist Financial Corp. sr. unsec. unsub. FRN Ser. MTN, 4.26%, 7/28/26	390,000	375,963
UBS Group AG 144A sr. unsec. FRN 4.703%, 8/5/27 (Switzerland)	233,000	222,964
UBS Group Funding Switzerland AG company guaranty jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)	589,000	525,429
US Bancorp unsec. sub. FRB 2.491%, 11/3/36	796,000	614,381
USI, Inc./NY 144A sr. unsec. notes 6.875%, 5/1/25	105,000	103,425
VICI Properties LP sr. unsec. unsub. notes 4.75%, 2/15/28 R	398,000	377,266
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/27 R	149,000	137,551
Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%, perpetual maturity	127,000	124,778
Wells Fargo & Co. jr. unsec. sub. FRN 3.90%, perpetual maturity	98,000	86,506
Wells Fargo & Co. sr. unsec. unsub. FRB Ser. MTN, 3.35%, 3/2/33	2,345,000	2,032,530
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 4.54%, 8/15/26	306,000	300,358

44 Dynamic Asset Allocation Conservative Fund

CORPORATE BONDS AND NOTES (25.7%)* cont.	Principal amount	Value
Financials cont.
Westpac Banking Corp. sr. unsec. unsub. notes 3.35%, 3/8/27 (Australia)	$92,000	$87,657
Westpac Banking Corp. unsec. sub. bonds 2.963%, 11/16/40 (Australia)	155,000	104,094
		51,272,978
Health care (2.1%)
1375209 BC, Ltd. 144A sr. notes 9.00%, 1/30/28 (Canada)	11,000	10,907
AbbVie, Inc. sr. unsec. sub. notes 3.80%, 3/15/25	434,000	426,921
Air Methods Corp. 144A sr. unsec. notes 8.00%, 5/15/25	110,000	6,600
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51	410,000	372,584
Amgen, Inc. sr. unsec. unsub. notes 5.15%, 3/2/28	365,000	373,069
Amgen, Inc. sr. unsec. unsub. notes 2.60%, 8/19/26	588,000	553,718
Bausch Health Cos., Inc. 144A company guaranty sr. notes 6.125%, 2/1/27	75,000	48,540
Bausch Health Cos., Inc. 144A company guaranty sr. sub. notes 11.00%, 9/30/28	20,000	14,717
Bausch Health Cos., Inc. 144A company guaranty sub. notes 14.00%, 10/15/30	4,000	2,252
Bausch Health Cos., Inc. 144A sr. notes 4.875%, 6/1/28	90,000	53,100
Becton Dickinson & Co. sr. unsec. notes 3.70%, 6/6/27	88,000	85,022
Becton Dickinson & Co. sr. unsec. sub. bonds 1.957%, 2/11/31	658,000	541,427
Bristol-Myers Squibb Co. sr. unsec. notes 2.90%, 7/26/24	671,000	657,786
Centene Corp. sr. unsec. bonds 3.00%, 10/15/30	80,000	67,366
Centene Corp. sr. unsec. notes 4.625%, 12/15/29	95,000	89,323
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/31	50,000	43,625
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29	45,000	39,825
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 8.00%, 3/15/26	45,000	43,492
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 6.00%, 1/15/29	10,000	8,459
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5.625%, 3/15/27	40,000	35,115
CHS/Community Health Systems, Inc. 144A company guaranty sr. unsec. sub. notes 6.875%, 4/1/28	75,000	46,500
CHS/Community Health Systems, Inc. 144A jr. notes 6.875%, 4/15/29	65,000	40,241
CHS/Community Health Systems, Inc. 144A sr. notes 5.25%, 5/15/30	45,000	35,300
Cigna Corp. company guaranty sr. unsec. unsub. notes 3.75%, 7/15/23	324,000	322,427
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38	825,000	786,456
CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36	189,734	178,434
DH Europe Finance II SARL company guaranty sr. unsec. bonds 3.40%, 11/15/49 (Luxembourg)	220,000	173,435
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 6.65%, 8/28/28	115,000	108,614
Eli Lilly and Co. sr. unsec. unsub. bonds 4.875%, 2/27/53	180,000	186,121
GE Healthcare Holding, LLC 144A company guaranty sr. unsec. notes 5.65%, 11/15/27	165,000	170,547

Dynamic Asset Allocation Conservative Fund 45

CORPORATE BONDS AND NOTES (25.7%)* cont.	Principal amount	Value
Health care cont.
HCA, Inc. company guaranty sr. notes 4.50%, 2/15/27	$96,000	$93,739
HCA, Inc. company guaranty sr. notes 4.125%, 6/15/29	86,000	80,559
HCA, Inc. company guaranty sr. unsec. notes 5.375%, 9/1/26	105,000	105,374
HCA, Inc. company guaranty sr. unsec. notes 3.50%, 9/1/30	50,000	44,535
Humana, Inc. sr. unsec. unsub. bonds 5.50%, 3/15/53	60,000	60,760
Humana, Inc. sr. unsec. unsub. notes 5.75%, 3/1/28	302,000	313,639
Jazz Securities DAC 144A company guaranty sr. unsub. notes 4.375%, 1/15/29 (Ireland)	200,000	184,000
Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty unsub. notes 10.00%, 4/15/25 (Luxembourg)	67,000	44,798
Merck & Co., Inc. sr. unsec. notes 2.90%, 3/7/24	28,000	27,494
Merck & Co., Inc. sr. unsec. unsub. notes 3.70%, 2/10/45	566,000	492,193
Merck & Co., Inc. sr. unsec. unsub. notes 2.75%, 2/10/25	142,000	138,786
Minerva Merger Sub, Inc. 144A sr. unsec. notes 6.50%, 2/15/30	140,000	113,520
Mozart Debt Merger Sub, Inc. 144A sr. notes 3.875%, 4/1/29	190,000	164,825
Mozart Debt Merger Sub, Inc. 144A sr. unsec. notes 5.25%, 10/1/29	90,000	78,085
Novartis Capital Corp. company guaranty sr. unsec. unsub. bonds 4.00%, 11/20/45	936,000	860,352
Option Care Health, Inc. 144A company guaranty sr. unsec. notes 4.375%, 10/31/29	35,000	30,908
Owens & Minor, Inc. 144A company guaranty sr. unsec. notes 6.625%, 4/1/30	90,000	77,288
Owens & Minor, Inc. 144A sr. unsec. notes 4.50%, 3/31/29	105,000	81,916
Pfizer, Inc. sr. unsec. unsub. notes 3.00%, 12/15/26	440,000	423,676
Roche Holdings, Inc. 144A company guaranty sr. unsec. bonds 4.00%, 11/28/44 (Switzerland)	955,000	846,204
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29	135,000	130,233
Service Corp. International sr. unsec. notes 4.625%, 12/15/27	123,000	118,506
Service Corp. International sr. unsec. notes 3.375%, 8/15/30	95,000	80,988
Service Corp. International sr. unsec. sub. notes 4.00%, 5/15/31	55,000	48,301
Tenet Healthcare Corp. company guaranty sr. notes 5.125%, 11/1/27	190,000	182,410
Tenet Healthcare Corp. company guaranty sr. notes 4.875%, 1/1/26	455,000	446,064
Tenet Healthcare Corp. company guaranty sr. notes 4.625%, 7/15/24	25,000	24,661
Tenet Healthcare Corp. company guaranty sr. notes 4.25%, 6/1/29	75,000	67,853
Tenet Healthcare Corp. 144A company guaranty sr. unsub. notes 6.125%, 6/15/30	120,000	118,380
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 5.125%, 5/9/29 (Israel)	215,000	194,728
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.95%, 10/15/42	447,000	390,724
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.85%, 6/15/28	1,206,000	1,178,510
Viatris, Inc. company guaranty sr. unsec. notes 2.30%, 6/22/27	390,000	341,783
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28	447,000	434,874
Zoetis, Inc. sr. unsec. sub. notes 3.00%, 9/12/27	130,000	122,532
		13,665,121
Technology (2.0%)
Alphabet, Inc. sr. unsec. bonds 2.25%, 8/15/60	430,000	265,089
Alphabet, Inc. sr. unsec. notes 1.998%, 8/15/26	418,000	391,528

46 Dynamic Asset Allocation Conservative Fund

CORPORATE BONDS AND NOTES (25.7%)* cont.	Principal amount	Value
Technology cont.
Apple, Inc. sr. unsec. bonds 4.25%, 2/9/47	$1,173,000	$1,123,853
Apple, Inc. sr. unsec. bonds 2.80%, 2/8/61	256,000	174,223
Apple, Inc. sr. unsec. notes 2.85%, 5/11/24	145,000	142,543
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45	290,000	281,484
Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43	375,000	340,761
Arches Buyer, Inc. 144A sr. notes 4.25%, 6/1/28	275,000	229,831
Arches Buyer, Inc. 144A sr. unsec. notes 6.125%, 12/1/28	55,000	45,375
Boxer Parent Co., Inc. 144A company guaranty sr. notes 7.125%, 10/2/25	30,000	29,857
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27	468,000	452,417
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.50%, 1/15/28	1,436,000	1,347,208
Broadcom, Inc. 144A sr. unsec. bonds 3.187%, 11/15/36	70,000	53,047
Central Parent, Inc./CDK Global, Inc. 144A company guaranty sr. notes 7.25%, 6/15/29	70,000	68,802
Clarivate Science Holdings Corp. 144A sr. unsec. notes 4.875%, 7/1/29	115,000	104,003
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26	45,000	43,430
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25	40,000	37,670
CommScope, Inc. 144A company guaranty sr. unsec. notes 8.25%, 3/1/27	75,000	61,433
Crowdstrike Holdings, Inc. company guaranty sr. unsec. notes 3.00%, 2/15/29	165,000	144,000
Gen Digital Inc. 144A company guaranty sr. unsec. unsub. notes 7.125%, 9/30/30	35,000	34,825
Google, LLC sr. unsec. notes 3.375%, 2/25/24	540,000	536,465
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29	185,000	165,499
Meta Platforms, Inc. sr. unsec. unsub. bonds 4.45%, 8/15/52	276,000	242,808
Meta Platforms, Inc. sr. unsec. unsub. notes 3.85%, 8/15/32	281,000	262,914
Meta Platforms, Inc. sr. unsec. unsub. notes 3.50%, 8/15/27	152,000	146,804
Microchip Technology, Inc. company guaranty sr. notes 4.333%, 6/1/23	224,000	223,179
Microsoft Corp. sr. unsec. unsub. bonds 2.921%, 3/17/52	968,000	735,847
Microsoft Corp. sr. unsec. unsub. bonds 2.40%, 8/8/26	1,490,000	1,418,059
Microsoft Corp. sr. unsec. unsub. notes 3.30%, 2/6/27	65,000	63,766
NortonLifeLock, Inc. 144A company guaranty sr. unsec. unsub. notes 6.75%, 9/30/27	50,000	50,250
Oracle Corp. sr. unsec. bonds 5.55%, 2/6/53	54,000	51,410
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41	422,000	325,578
Oracle Corp. sr. unsec. notes 2.95%, 4/1/30	145,000	128,028
Oracle Corp. sr. unsec. unsub. bonds 4.00%, 11/15/47	915,000	697,923
Oracle Corp. sr. unsec. unsub. notes 5.375%, 7/15/40	257,000	246,050
Picard Midco, Inc. 144A sr. notes. 6.50%, 3/31/29	185,000	163,652
Rocket Software, Inc. 144A sr. unsec. notes 6.50%, 2/15/29	140,000	110,250
salesforce.com, Inc. sr. unsec. bonds 3.05%, 7/15/61	407,000	279,297
salesforce.com, Inc. sr. unsec. bonds 2.90%, 7/15/51	407,000	288,694
Sensata Technologies, Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/31	385,000	336,875

Dynamic Asset Allocation Conservative Fund 47

CORPORATE BONDS AND NOTES (25.7%)* cont.	Principal amount	Value
Technology cont.
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30	$452,000	$364,128
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/1/29	125,000	108,750
Twilio, Inc. company guaranty sr. unsec. notes 3.875%, 3/15/31	185,000	156,976
Twilio, Inc. company guaranty sr. unsec. notes 3.625%, 3/15/29	105,000	90,563
Workday, Inc. sr. unsec. notes 3.70%, 4/1/29	120,000	112,306
ZoomInfo Technologies, LLC/ZoomInfo Finance Corp. 144A company guaranty sr. unsec. notes 3.875%, 2/1/29	295,000	255,389
		12,932,839
Transportation (0.3%)
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.75%, 4/20/29	105,000	100,720
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.50%, 4/20/26	105,000	103,332
Canadian Pacific Railway Co. company guaranty sr. unsec. unsub. notes 1.75%, 12/2/26 (Canada)	788,000	714,271
CSX Corp. sr. unsec. unsub. notes 4.10%, 3/15/44	306,000	265,853
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26	174,000	162,090
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 4.40%, 7/1/27	133,000	127,590
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 3.90%, 2/1/24	261,000	256,918
United Airlines, Inc. 144A company guaranty sr. notes 4.625%, 4/15/29	40,000	36,180
United Airlines, Inc. 144A company guaranty sr. notes 4.375%, 4/15/26	40,000	38,269
Watco Cos., LLC/Watco Finance Corp. 144A sr. unsec. notes 6.50%, 6/15/27	230,000	215,584
		2,020,807
Utilities and power (1.6%)
AES Corp. (The) sr. unsec. notes 1.375%, 1/15/26	180,000	161,963
AES Corp. (The) sr. unsec. unsub. notes 2.45%, 1/15/31	336,000	273,549
American Electric Power Co., Inc. sr. unsec. unsub. bonds 5.625%, 3/1/33	150,000	154,856
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28	476,000	464,076
American Transmission Systems, Inc. 144A sr. unsec. bonds 2.65%, 1/15/32	116,000	97,665
Boardwalk Pipelines LP company guaranty sr. unsec. notes 3.60%, 9/1/32	73,000	62,769
Buckeye Partners LP sr. unsec. bonds 5.85%, 11/15/43	45,000	33,979
Buckeye Partners LP sr. unsec. notes 3.95%, 12/1/26	25,000	22,620
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26	20,000	19,498
Calpine Corp. 144A company guaranty sr. notes 4.50%, 2/15/28	110,000	102,038
Calpine Corp. 144A sr. unsec. notes 5.00%, 2/1/31	20,000	16,930
Calpine Corp. 144A sr. unsec. notes 4.625%, 2/1/29	10,000	8,633
Commonwealth Edison Co. 1st mtge. bonds 5.90%, 3/15/36	172,000	185,374
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42	170,000	148,316

48 Dynamic Asset Allocation Conservative Fund

CORPORATE BONDS AND NOTES (25.7%)* cont.	Principal amount	Value
Utilities and power cont.
Duke Energy Corp. sr. unsec. bonds 4.20%, 6/15/49	$472,000	$385,949
Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27	641,000	602,484
Duke Energy Indiana LLC sr. bonds 6.45%, 4/1/39	211,000	235,843
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29	486,000	460,314
Duke Energy Progress, LLC sr. notes 3.375%, 9/1/23	164,000	162,665
Enbridge, Inc. company guaranty sr. unsec. unsub. bonds 4.50%, 6/10/44 (Canada)	410,000	348,269
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)	327,000	321,214
Energy Transfer LP company guaranty sr. unsec. bonds 3.75%, 5/15/30	895,000	825,916
Energy Transfer LP company guaranty sr. unsec. notes 5.50%, 6/1/27	68,000	68,729
Energy Transfer LP company guaranty sr. unsec. notes 2.90%, 5/15/25	78,000	74,333
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity	935,000	696,410
Enterprise Products Operating, LLC company guaranty sr. unsec. notes 2.80%, 1/31/30	237,000	210,175
Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48	1,082,000	921,976
Evergy Kansas Central, Inc. sr. bonds 5.70%, 3/15/53	140,000	146,973
Evergy Missouri West, Inc. 144A sr. notes 5.15%, 12/15/27	402,000	405,129
Eversource Energy sr. unsec. unsub. notes 5.45%, 3/1/28	35,000	36,268
IPALCO Enterprises, Inc. sr. notes 4.25%, 5/1/30	125,000	115,082
IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24	68,000	66,070
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. bonds 5.20%, 6/1/33	369,000	366,600
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.051%, 3/1/25	210,000	213,633
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24	94,000	91,173
NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 2/15/32	365,000	292,000
NRG Energy, Inc. 144A jr. unsec. sub. FRB 10.25%, perpetual maturity	30,000	28,668
Oncor Electric Delivery Co., LLC sr. notes 5.30%, 6/1/42	91,000	93,920
Oncor Electric Delivery Co., LLC sr. notes 3.75%, 4/1/45	463,000	387,413
Pacific Gas and Electric Co. company guaranty sr. unsec. unsub. notes 2.95%, 3/1/26	50,000	46,511
Pacific Gas and Electric Co. notes 2.10%, 8/1/27	71,000	61,918
Public Service Electric & Gas Co. sr. notes Ser. MTN, 5.50%, 3/1/40	178,000	186,923
Vistra Corp. 144A jr. unsec. sub. FRN 7.00%, perpetual maturity	45,000	39,600
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29	237,000	212,164
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.55%, 7/15/24	241,000	232,703
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.50%, 9/1/26	75,000	72,811
Vistra Operations Co., LLC 144A company guaranty sr. unsec. sub. notes 5.00%, 7/31/27	65,000	61,458
		10,223,560
Total corporate bonds and notes (cost $180,338,705)		$163,621,788

Dynamic Asset Allocation Conservative Fund 49

MORTGAGE-BACKED SECURITIES (6.7%)*	Principal amount	Value
Agency collateralized mortgage obligations (1.6%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3408, Class EK, ((-4.024 x ICE LIBOR USD 1 Month) + 25.79%), 6.943%, 4/15/37	$31,385	$38,735
REMICs IFB Ser. 3065, Class DC, ((-3 x ICE LIBOR USD 1 Month) + 19.86%), 5.807%, 3/15/35	58,068	61,198
REMICs Ser. 5079, Class BI, IO, 5.50%, 2/25/51	2,136,049	443,929
REMICs Ser. 5024, Class HI, IO, 4.50%, 10/25/50	2,878,191	596,981
REMICs Ser. 5138, Class YI, IO, 4.50%, 12/25/49	3,595,643	810,340
REMICs Ser. 5134, Class IB, IO, 4.00%, 8/25/51	3,086,054	595,979
REMICs Ser. 5119, Class IC, IO, 4.00%, 6/25/51	5,146,275	1,009,957
REMICs Ser. 5121, Class KI, IO, 4.00%, 6/25/51	2,928,248	611,314
REMICs Ser. 5036, Class IK, IO, 4.00%, 4/25/50	2,857,322	564,987
REMICs Ser. 5142, Class AI, IO, 3.50%, 9/25/51	2,947,370	517,455
REMICs Ser. 5010, Class IA, IO, 3.50%, 9/25/50	2,102,006	362,502
REMICs Ser. 5167, IO, 3.00%, 11/25/51	3,923,508	621,170
REMICs IFB Ser. 4326, Class GS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.366%, 4/15/44	3,354,931	349,140
REMICs Ser. 3391, PO, zero %, 4/15/37	2,720	2,267
Federal National Mortgage Association
REMICs Ser. 21-65, Class LI, IO, 3.50%, 10/25/51	2,372,491	422,588
REMICs Ser. 20-96, Class JI, IO, 3.00%, 1/25/51	4,675,479	560,067
REMICs Ser. 21-28, Class NI, IO, 3.00%, 5/25/41	4,532,932	499,982
REMICs Ser. 21-45, Class MI, IO, 2.50%, 2/25/49	4,007,071	528,633
REMICs IFB Ser. 17-69, Class SG, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 1.305%, 9/25/47	2,846,608	348,985
REMICs Ser. 07-14, Class KO, PO, zero %, 3/25/37	6,841	5,753
REMICs Ser. 06-84, Class OT, PO, zero %, 9/25/36	894	725
Government National Mortgage Association
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	93,264	19,003
Ser. 13-14, IO, 3.50%, 12/20/42	159,789	16,211
Ser. 21-117, Class MI, IO, 3.50%, 5/20/42	4,350,852	636,312
Ser. 15-H26, Class EI, IO, 1.758%, 10/20/65 W	955,465	44,238
Ser. 16-H16, Class EI, IO, 1.636%, 6/20/66 W	1,895,796	87,396
FRB Ser. 16-H16, Class LI, IO, 0.06%, 7/20/66 W	7,506,289	305,822
		10,061,669
Commercial mortgage-backed securities (2.5%)
Arbor Multifamily Mortgage Securities Trust 144A FRB Ser. 20-MF1, Class XA, IO, 0.961%, 5/15/53 W	3,166,803	158,699
AREIT CRE Trust 144A FRB Ser. 21-CRE5, Class A, 5.789%, 11/17/38 (Cayman Islands)	270,350	259,536
AREIT Trust 144A FRB Ser. 20-CRE4, Class C, 7.781%, 4/15/37	335,000	324,615
BANK
FRB Ser. 17-BNK8, Class B, 3.952%, 11/15/50 W	275,000	228,705
FRB Ser. 19-BN20, Class XA, IO, 0.813%, 9/15/62 W	3,777,635	153,233
Barclays Commercial Mortgage Trust
Ser. 19-C3, Class C, 4.178%, 5/15/52	395,000	328,330
FRB Ser. 19-C4, Class XA, IO, 1.552%, 8/15/52 W	2,693,831	189,639
Benchmark Mortgage Trust Ser. 19-B11, Class AS, 3.784%, 5/15/52	181,000	159,347
CFCRE Commercial Mortgage Trust FRB Ser. 17-C8, Class B, 4.199%, 6/15/50 W	179,000	153,333

50 Dynamic Asset Allocation Conservative Fund

MORTGAGE-BACKED SECURITIES (6.7%)* cont.	Principal amount	Value
Commercial mortgage-backed securities cont.
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.08%, 12/15/47 W	$71,648	$64,089
FRB Ser. 11-C2, Class E, 5.08%, 12/15/47 W	411,000	337,010
Citigroup Commercial Mortgage Trust 144A FRB Ser. 14-GC19, Class D, 5.089%, 3/11/47 W	455,000	426,272
COMM Mortgage Trust
FRB Ser. 13-CR13, Class C, 4.876%, 11/10/46 W	577,000	545,401
FRB Ser. 14-CR17, Class C, 4.782%, 5/10/47 W	217,000	188,523
FRB Ser. 14-CR18, Class C, 4.761%, 7/15/47 W	246,000	231,599
Ser. 13-CR11, Class AM, 4.715%, 8/10/50 W	233,000	231,334
Ser. 14-LC15, Class B, 4.599%, 4/10/47 W	190,000	182,062
FRB Ser. 15-LC21, Class B, 4.33%, 7/10/48 W	289,000	245,615
FRB Ser. 15-LC19, Class C, 4.215%, 2/10/48 W	433,000	393,660
FRB Ser. 14-UBS4, Class XA, IO, 1.087%, 8/10/47 W	4,308,230	37,572
FRB Ser. 13-LC13, Class XA, IO, 0.953%, 8/10/46 W	3,367,548	3,612
FRB Ser. 14-UBS6, Class XA, IO, 0.835%, 12/10/47 W	3,532,429	34,798
FRB Ser. 14-CR14, Class XA, IO, 0.509%, 2/10/47 W	11,159,720	27,860
COMM Mortgage Trust 144A
FRB Ser. 10-C1, Class D, 5.794%, 7/10/46 W	531,171	490,170
FRB Ser. 13-CR13, Class D, 4.876%, 11/10/46 W	299,000	243,911
FRB Ser. 13-CR9, Class D, 4.513%, 7/10/45 W	215,000	201,089
CSAIL Commercial Mortgage Trust
FRB Ser. 15-C1, Class C, 4.256%, 4/15/50 W	708,000	573,690
Ser. 16-C7, Class AS, 3.958%, 11/15/49 W	255,000	236,354
Ser. 15-C2, Class AS, 3.849%, 6/15/57 W	264,000	242,613
Ser. 19-C17, Class AS, 3.278%, 9/15/52	435,000	370,422
FRB Ser. 20-C19, Class XA, IO, 1.106%, 3/15/53 W	5,722,232	322,229
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.361%, 8/10/44 W	606,262	566,881
Federal Home Loan Mortgage Corporation Multifamily Structured Pass-Through Certificates FRB Ser. K740, Class X1, IO, 0.749%, 9/25/27 W	4,626,556	126,617
GS Mortgage Securities Trust FRB Ser. 14-GC22, Class C, 4.687%, 6/10/47 W	578,000	512,560
GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.357%, 8/10/43 W	435,000	343,824
FRB Ser. 13-GC14, Class B, 4.667%, 8/10/46 W	219,000	212,902
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C19, Class C, 4.635%, 4/15/47 W	84,000	79,395
FRB Ser. 14-C22, Class C, 4.548%, 9/15/47 W	204,000	186,016
FRB Ser. 13-C12, Class B, 4.128%, 7/15/45 W	389,000	383,635
FRB Ser. 13-C12, Class C, 4.128%, 7/15/45 W	378,000	363,480
FRB Ser. 14-C25, Class XA, IO, 0.807%, 11/15/47 W	2,957,907	28,130
FRB Ser. 14-C19, Class XA, IO, 0.604%, 4/15/47 W	3,353,209	10,640
JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 13-C16, Class C, 5.009%, 12/15/46 W	262,000	246,414
Ser. 14-C20, Class AS, 4.043%, 7/15/47	320,000	307,561
FRB Ser. 13-LC11, Class XA, IO, 1.263%, 4/15/46 W	925,678	9
JPMorgan Chase Commercial Mortgage Securities Trust 144A FRB Ser. 12-C6, Class E, 4.966%, 5/15/45 W	253,000	198,276

Dynamic Asset Allocation Conservative Fund 51

MORTGAGE-BACKED SECURITIES (6.7%)* cont.	Principal amount	Value
Commercial mortgage-backed securities cont.
Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X, IO, 5.704%, 12/15/49 W	$10,238	$—
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 14-C14, Class C, 5.06%, 2/15/47 W	427,000	414,841
Ser. 14-C15, Class B, 4.565%, 4/15/47 W	215,000	209,289
FRB Ser. 14-C17, Class C, 4.472%, 8/15/47 W	527,000	495,112
FRB Ser. 15-C24, Class B, 4.328%, 5/15/48 W	193,000	181,027
FRB Ser. 14-C17, Class XA, IO, 1.018%, 8/15/47 W	2,365,423	15,640
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 12-C5, Class E, 4.525%, 8/15/45 W	414,000	373,191
FRB Ser. 12-C6, Class D, 4.488%, 11/15/45 W	265,000	229,498
Morgan Stanley Capital I Trust Ser. 16-UB12, Class AS, 3.778%, 12/15/49 W	193,000	171,957
Morgan Stanley Capital I Trust 144A FRB Ser. 11-C3, Class D, 5.083%, 7/15/49 W	206,000	202,068
PFP, Ltd. 144A REMICs FRB Ser. 21-8, Class AS, 5.978%, 8/9/37 (Cayman Islands)	276,000	260,024
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default) †	357,873	4
UBS Commercial Mortgage Trust
FRB Ser. 17-C7, Class XA, IO, 1.004%, 12/15/50 W	2,844,912	100,521
FRB Ser. 18-C8, Class XA, IO, 0.811%, 2/15/51 W	3,262,340	108,123
UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C2, Class D, 4.544%, 5/10/63 W	319,000	14,355
FRB Ser. 12-C2, Class XA, IO, 0.365%, 5/10/63 W	1,846,560	18
VMC Finance, LLC 144A FRB Ser. 21-FL4, Class A, 5.861%, 6/16/36	96,970	94,061
Wells Fargo Commercial Mortgage Trust
FRB Ser. 13-LC12, Class AS, 4.364%, 7/15/46 W	251,000	249,075
FRB Ser. 13-LC12, Class C, 4.364%, 7/15/46 W	409,000	306,750
Ser. 16-BNK1, Class AS, 2.814%, 8/15/49	216,000	192,516
FRB Ser. 19-C52, Class XA, IO, 1.603%, 8/15/52 W	2,365,199	162,532
FRB Ser. 14-LC16, Class XA, IO, 1.068%, 8/15/50 W	3,470,185	26,794
FRB Ser. 16-LC25, Class XA, IO, 0.836%, 12/15/59 W	4,065,394	100,626
Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 4.364%, 7/15/46 W	401,000	141,209
WF-RBS Commercial Mortgage Trust
FRB Ser. 13-C11, Class C, 4.091%, 3/15/45 W	628,000	521,240
Ser. 12-C10, Class AS, 3.241%, 12/15/45	62,813	59,503
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C3, Class D, 5.379%, 3/15/44 W	524,141	192,884
Ser. 11-C4, Class E, 4.845%, 6/15/44 W	123,000	93,029
FRB Ser. 13-C15, Class D, 4.511%, 8/15/46 W	153,000	46,828
FRB Ser. 12-C9, Class D, 4.424%, 11/15/45 W	90,317	83,984
FRB Ser. 12-C10, Class XA, IO, 1.151%, 12/15/45 W	102,149	1
		16,198,362

52 Dynamic Asset Allocation Conservative Fund

MORTGAGE-BACKED SECURITIES (6.7%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) (2.6%)
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (ICE LIBOR USD 1 Month + 0.19%), 5.035%, 5/25/47	$445,424	$236,523
Arroyo Mortgage Trust 144A
Ser. 19-1, Class A3, 4.208%, 1/25/49 W	45,256	42,623
Ser. 19-3, Class A3, 3.416%, 10/25/48 W	70,260	64,584
BankUnited Trust FRB Ser. 05-1, Class 1A1, (ICE LIBOR USD 1 Month + 0.60%), 5.445%, 9/25/45	59,800	54,091
Bear Stearns Asset Backed Securities I Trust FRB Ser. 05-HE8, Class M3, (ICE LIBOR USD 1 Month + 1.95%), 6.795%, 8/25/35	131,378	126,779
Bellemeade Re, Ltd. 144A FRB Ser. 19-4A, Class M1C, (ICE LIBOR USD 1 Month + 2.50%), 7.345%, 10/25/29 (Bermuda)	355,272	354,805
BRAVO Residential Funding Trust 144A
FRB Ser. 21-HE3, Class A2, (US 30 Day Average SOFR + 1.00%), 5.56%, 8/25/69	271,332	259,643
Ser. 21-C, Class A1, 1.62%, 3/1/61	252,919	229,616
Bunker Hill Loan Depositary Trust 144A Ser. 20-1, Class A2, 2.60%, 2/25/55 W	250,000	218,355
Cascade Funding Mortgage Trust, LLC 144A Ser. 21-HB7, Class M2, 2.679%, 10/27/31 W	601,000	570,497
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 4.43%, 5/25/35 W	99,547	95,085
COLT Mortgage Loan Trust 144A Ser. 20-2, Class A1, 1.853%, 3/25/65 W	5,117	5,013
Countrywide Alternative Loan Trust
FRB Ser. 05-65CB, Class 2A1, (ICE LIBOR USD 1 Month + 0.43%), 5.27%, 12/25/35	323,320	210,110
FRB Ser. 06-OA19, Class A1, (ICE LIBOR USD 1 Month + 0.18%), 4.941%, 2/20/47	220,055	163,566
CSMC Trust 144A
Ser. 21-RPL7, Class A1, 1.926%, 7/27/61 W	159,059	145,885
Ser. 21-RPL4, Class A1, 1.796%, 12/27/60 W	154,511	141,543
Eagle Re, Ltd. 144A FRB Ser. 18-1, Class M1, (ICE LIBOR USD 1 Month + 1.70%), 6.545%, 11/25/28 (Bermuda)	189,271	188,486
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M3, (ICE LIBOR USD 1 Month + 5.00%), 9.845%, 12/25/28	247,065	263,309
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M3, (ICE LIBOR USD 1 Month + 4.70%), 9.545%, 4/25/28	90,997	95,543
Structured Agency Credit Risk Debt FRN Ser. 17-HQA1, Class M2, (ICE LIBOR USD 1 Month + 3.55%), 8.395%, 8/25/29	131,901	136,847
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Debt FRN Ser. 22-DNA5, Class M1A, (US 30 Day Average SOFR + 2.95%), 7.51%, 6/25/42	42,360	43,091
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class M2, (US 30 Day Average SOFR + 2.80%), 7.36%, 10/25/50	34,320	34,727
Structured Agency Credit Risk Trust FRB Ser. 18-HRP2, Class M3, (ICE LIBOR USD 1 Month + 2.40%), 7.245%, 2/25/47	263,457	263,242
Structured Agency Credit Risk Debt FRN Ser. 22-HQA2, Class M1A, (US 30 Day Average SOFR + 2.65%), 7.21%, 7/25/42	335,477	338,622
Structured Agency Credit Risk Debt FRN Ser. 21-DNA2, Class M2, (US 30 Day Average SOFR + 2.30%), 6.86%, 8/25/33	440,000	433,409

Dynamic Asset Allocation Conservative Fund 53

MORTGAGE-BACKED SECURITIES (6.7%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-DNA4, Class M2, (ICE LIBOR USD 1 Month + 1.95%), 6.795%, 10/25/49	$1,772	$1,772
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA4, Class M1A, (US 30 Day Average SOFR + 2.20%), 6.76%, 5/25/42	10,699	10,736
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA1, Class M2, (ICE LIBOR USD 1 Month + 1.90%), 6.745%, 1/25/50	29,385	29,421
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA6, Class M1A, (US 30 Day Average SOFR + 2.15%), 6.71%, 9/25/42	16,742	16,783
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA3, Class M1A, (US 30 Day Average SOFR + 2.00%), 6.56%, 4/25/42	32,680	32,680
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1B, (US 30 Day Average SOFR + 1.85%), 6.41%, 1/25/42	138,000	130,433
Structured Agency Credit Risk Debt FRN Ser. 22-DNA2, Class M1A, (US 30 Day Average SOFR + 1.30%), 5.86%, 2/25/42	130,031	128,852
Structured Agency Credit Risk Trust FRB Ser. 18-HRP2, Class M3AS, (ICE LIBOR USD 1 Month + 1.00%), 5.845%, 2/25/47	939,483	928,288
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1A, (US 30 Day Average SOFR + 1.00%), 5.56%, 1/25/42	50,217	49,183
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-HQA3, Class M1, (US 30 Day Average SOFR + 0.85%), 5.41%, 9/25/41	76,034	73,357
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA6, Class M1, (US 30 Day Average SOFR + 0.80%), 5.36%, 10/25/41	244,016	242,083
Seasoned Credit Risk Transfer Trust FRB Ser. 17-2, Class 2, 4.00%, 8/25/56 W	148,555	144,642
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M2, (ICE LIBOR USD 1 Month + 6.95%), 11.795%, 8/25/28	237,441	251,057
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (ICE LIBOR USD 1 Month + 6.75%), 11.595%, 8/25/28	353,515	377,292
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (ICE LIBOR USD 1 Month + 6.00%), 10.845%, 9/25/28	242,478	255,393
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (ICE LIBOR USD 1 Month + 5.90%), 10.745%, 10/25/28	43,880	46,403
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (ICE LIBOR USD 1 Month + 5.70%), 10.545%, 4/25/28	519,602	554,575
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (ICE LIBOR USD 1 Month + 5.55%), 10.395%, 4/25/28	484,364	506,464
Connecticut Avenue Securities FRB Ser. 14-C04, Class 2M2, (ICE LIBOR USD 1 Month + 5.00%), 9.845%, 11/25/24	3,470	3,496
Connecticut Avenue Securities FRB Ser. 14-C04, Class 1M2, (ICE LIBOR USD 1 Month + 4.90%), 9.745%, 11/25/24	60,063	62,646
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, (ICE LIBOR USD 1 Month + 4.45%), 9.295%, 1/25/29	462,007	480,862
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2M2, (ICE LIBOR USD 1 Month + 4.35%), 9.195%, 5/25/29	306,040	318,753
Connecticut Avenue Securities FRB Ser. 15-C01, Class 1M2, (ICE LIBOR USD 1 Month + 4.30%), 9.145%, 2/25/25	17,908	18,488
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (ICE LIBOR USD 1 Month + 4.25%), 9.095%, 4/25/29	212,760	221,359

54 Dynamic Asset Allocation Conservative Fund

MORTGAGE-BACKED SECURITIES (6.7%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2, (ICE LIBOR USD 1 Month + 4.25%), 9.095%, 1/25/29	$553,355	$575,628
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (ICE LIBOR USD 1 Month + 4.00%), 8.845%, 5/25/25	27,296	28,197
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2M2C, (ICE LIBOR USD 1 Month + 3.65%), 8.495%, 9/25/29	27,000	27,928
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (ICE LIBOR USD 1 Month + 3.55%), 8.395%, 7/25/29	437,056	448,344
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2, (ICE LIBOR USD 1 Month + 2.90%), 7.745%, 7/25/24	37,505	38,007
Connecticut Avenue Securities Trust FRB Ser. 17-C06, Class 2M2C, (ICE LIBOR USD 1 Month + 2.80%), 7.645%, 2/25/30	56,000	56,560
Connecticut Avenue Securities Trust FRB Ser. 18-C05, Class 1M2, (ICE LIBOR USD 1 Month + 2.35%), 7.195%, 1/25/31	94,805	95,990
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1EB1, (ICE LIBOR USD 1 Month + 1.25%), 6.095%, 7/25/29	32,141	32,107
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 22-R05, Class 2M2, (US 30 Day Average SOFR + 3.00%), 7.56%, 4/25/42	497,000	484,718
Connecticut Avenue Securities Trust FRB Ser. 22-R07, Class 1M1, (US 30 Day Average SOFR + 2.95%), 7.518%, 6/25/42	55,925	56,851
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (ICE LIBOR USD 1 Month + 2.45%), 7.295%, 7/25/31	8,966	8,977
Connecticut Avenue Securities Trust FRB Ser. 18-R07, Class 1M2, (ICE LIBOR USD 1 Month + 2.40%), 7.245%, 4/25/31	6,263	6,271
Connecticut Avenue Securities Trust FRB Ser. 19-R02, Class 1M2, (ICE LIBOR USD 1 Month + 2.30%), 7.145%, 8/25/31	4,093	4,093
Connecticut Avenue Securities Trust FRB Ser. 22-R09, Class 2M1, (US 30 Day Average SOFR + 2.50%), 7.068%, 9/25/42	118,460	118,794
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (ICE LIBOR USD 1 Month + 2.15%), 6.995%, 11/25/39	106,370	106,171
Connecticut Avenue Securities Trust FRB Ser. 19-R03, Class 1M2, (ICE LIBOR USD 1 Month + 2.15%), 6.995%, 9/25/31	2,462	2,464
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1M2, (ICE LIBOR USD 1 Month + 2.05%), 6.895%, 1/25/40	196,270	197,019
Connecticut Avenue Securities Trust FRB Ser. 22-R04, Class 1M1, (US 30 Day Average SOFR + 2.00%), 6.56%, 3/25/42	8,422	8,436
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M1, (US 30 Day Average SOFR + 1.10%), 5.76%, 1/25/42	69,788	69,177
Connecticut Avenue Securities Trust FRB Ser. 22-R01, Class 1M1, (US 30 Day Average SOFR + 1.00%), 5.56%, 12/25/41	96,665	95,457
Connecticut Avenue Securities FRB Ser. 21-R02, Class 2M1, (US 30 Day Average SOFR + 0.90%), 5.46%, 11/25/41	40,590	40,237
Connecticut Avenue Securities Trust FRB Ser. 21-R01, Class 1M1, (US 30 Day Average SOFR + 0.75%), 5.31%, 10/25/41	18,436	18,359
Finance of America HECM Buyout 144A Ser. 22-HB2, Class A1A, 4.00%, 8/1/32 W	270,035	264,198
Home Partners of America Trust 144A Ser. 21-2, Class C, 2.402%, 12/17/26	193,649	170,167

Dynamic Asset Allocation Conservative Fund 55

MORTGAGE-BACKED SECURITIES (6.7%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Legacy Mortgage Asset Trust 144A
FRB Ser. 19-GS7, Class A1, 6.25%, 11/25/59	$218,561	$221,156
FRB Ser. 20-GS1, Class A1, 5.882%, 10/25/59	200,539	192,965
Ser. 20-GS5, Class A1, 3.25%, 6/25/60	324,111	319,010
Long Beach Mortgage Loan Trust FRB Ser. 04-1, Class A2, (ICE LIBOR USD 1 Month + 0.80%), 5.645%, 2/25/34	291,828	280,367
Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 04-HE6, Class M1, (ICE LIBOR USD 1 Month + 0.83%), 5.67%, 8/25/34	51,725	45,997
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 4.186%, 8/26/47 W	62,735	60,931
Pagaya AI Technology in Housing Trust 144A Ser. 22-1, Class A, 4.25%, 8/25/25	190,000	182,552
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates FRB Ser. 04-WCW2, Class M3, (ICE LIBOR USD 1 Month + 1.05%), 5.895%, 10/25/34	176,431	170,525
Residential Mortgage Loan Trust 144A Ser. 20-2, Class A2, 2.508%, 5/25/60 W	209,000	204,180
RMF Buyout Issuance Trust 144A Ser. 20-HB1, Class A1, 1.719%, 10/25/50 W	134,558	114,011
Starwood Mortgage Residential Trust 144A
Ser. 20-2, Class M1E, 3.00%, 4/25/60	493,000	451,792
Ser. 20-3, Class A3, 2.591%, 4/25/65 W	403,000	333,692
Ser. 21-3, Class A1, 1.127%, 6/25/56 W	149,768	120,971
Structured Asset Mortgage Investments II Trust
FRB Ser. 07-AR7, Class 1A1, (ICE LIBOR USD 1 Month + 0.85%), 5.695%, 5/25/47	363,773	289,339
FRB Ser. 07-AR1, Class 2A1, (ICE LIBOR USD 1 Month + 0.18%), 5.025%, 1/25/37	85,013	73,402
Towd Point Mortgage Trust 144A Ser. 16-5, Class M2, 3.375%, 10/25/56 W	174,000	156,723
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR9, Class A1C3, (ICE LIBOR USD 1 Month + 0.96%), 5.805%, 7/25/45	102,468	92,836
FRB Ser. 04-AR13, Class A2B, (ICE LIBOR USD 1 Month + 0.88%), 5.725%, 11/25/34	121,123	108,640
FRB Ser. 05-AR11, Class A1B3, (ICE LIBOR USD 1 Month + 0.80%), 5.645%, 8/25/45	114,019	106,634
FRB Ser. 05-AR12, Class 1A8, 3.806%, 10/25/35 W	218,301	188,753
FRB Ser. 04-AR3, Class A2, 3.253%, 6/25/34 W	103,818	93,249
		16,362,887
Total mortgage-backed securities (cost $45,669,699)		$42,622,918

COLLATERALIZED LOAN OBLIGATIONS (2.2%)*	Principal amount	Value
522 Funding CLO, Ltd. 144A FRB Ser. 21-7A, Class A, (ICE LIBOR USD 3 Month + 1.07%), 5.885%, 4/23/34 (Cayman Islands)	$250,000	$243,661
AB BSL CLO 2, Ltd. 144A FRB Ser. 21-2A, Class A, (ICE LIBOR USD 3 Month + 1.10%), 5.892%, 4/15/34 (Cayman Islands)	500,000	486,446
AGL CLO 17, Ltd. 144A FRB Ser. 22-17A, Class A, (CME Term SOFR 3 Month + 1.33%), 5.983%, 1/21/35 (Cayman Islands)	250,000	244,233

56 Dynamic Asset Allocation Conservative Fund

COLLATERALIZED LOAN OBLIGATIONS (2.2%)* cont.	Principal amount	Value
AGL CLO 6, Ltd. 144A FRB Ser. 21-6A, Class AR, (ICE LIBOR USD 3 Month + 1.20%), 6.008%, 7/20/34 (Cayman Islands)	$510,000	$496,438
AGL Static CLO 18, Ltd. 144A FRB Ser. 22-18A, Class A1, (CME Term SOFR 3 Month + 1.32%), 5.973%, 4/21/31 (Jersey)	286,364	282,970
AIG CLO, LLC 144A FRB Ser. 21-2A, Class A, (ICE LIBOR USD 3 Month + 1.17%), 5.978%, 7/20/34	250,000	243,882
AIG CLO, Ltd. 144A FRB Ser. 21-1A, Class A, (ICE LIBOR USD 3 Month + 1.10%), 5.915%, 4/22/34	250,000	243,527
American Money Management Corp. CLO 21, Ltd. 144A FRB Ser. 17-21A, Class A, (ICE LIBOR USD 3 Month + 1.25%), 6.064%, 11/2/30 (Cayman Islands)	398,148	392,560
Apex Credit CLO, Ltd. 144A FRB Ser. 21-2A, Class A1R, (ICE LIBOR USD 3 Month + 1.15%), 5.968%, 10/25/32 (Cayman Islands)	200,000	195,100
Ares XLI CLO, Ltd. 144A FRB Ser. 21-41A, Class AR2, (ICE LIBOR USD 3 Month + 1.07%), 5.862%, 4/15/34 (Cayman Islands)	500,000	485,537
Ballyrock CLO 17, Ltd. 144A FRB Ser. 21-17A, Class A1A, (ICE LIBOR USD 3 Month + 1.15%), 5.958%, 10/20/34 (Cayman Islands)	300,000	292,426
Battery Park CLO II, Ltd. 144A FRB Ser. 22-1A, Class A1, (CME Term SOFR 3 Month + 2.21%), 6.39%, 10/20/35	370,000	371,233
Black Diamond CLO, Ltd. 144A FRB Ser. 21-1A, Class A1A, (ICE LIBOR USD 3 Month + 1.25%), 6.065%, 11/22/34 (Cayman Islands)	400,000	382,956
BlueMountain CLO XXXII, Ltd. 144A FRB Ser. 21-32A, Class A, (ICE LIBOR USD 3 Month + 1.17%), 5.962%, 10/15/34 (Cayman Islands)	250,000	243,124
Canyon Capital CLO, Ltd. 144A FRB Ser. 18-1A, Class A, (ICE LIBOR USD 3 Month + 1.07%), 5.862%, 7/15/31 (Cayman Islands)	500,000	491,633
CarVal CLO II, Ltd. 144A FRB Ser. 21-1A, Class ANR, (ICE LIBOR USD 3 Month + 1.11%), 5.918%, 4/20/32 (Cayman Islands)	460,000	451,126
Cedar Funding II CLO, Ltd. 144A FRB Ser. 21-1A, Class ARR, (ICE LIBOR USD 3 Month + 1.08%), 5.888%, 4/20/34	200,000	193,033
Diameter Capital CLO 1, Ltd. 144A FRB Ser. 21-1A, Class A1A, (ICE LIBOR USD 3 Month + 1.24%), 6.032%, 7/15/36	267,000	259,522
Greywolf CLO III, Ltd. 144A FRB Ser. 20-3RA, Class A1R, (CME Term SOFR 3 Month + 1.55%), 6.203%, 4/15/33 (Cayman Islands)	250,000	245,965
Guggenheim 1828 CLO, Ltd. 144A FRB Ser. 18-1A, Class A1S1, (ICE LIBOR USD 3 Month + 1.23%), 6.022%, 10/15/31 (Cayman Islands)	249,053	243,655
Gulf Stream Meridian 1, Ltd. 144A FRB Ser. 20-IA, Class A1, (ICE LIBOR USD 3 Month + 1.37%), 6.162%, 4/15/33 (Cayman Islands)	250,000	248,755
LCM, Ltd. 144A FRB Ser. 30A, Class AR, (ICE LIBOR USD 3 Month + 1.08%), 5.888%, 4/20/31 (Cayman Islands)	250,000	244,345
Madison Park Funding XIV, Ltd. 144A FRB Ser. 18-14A, Class A2RR, (ICE LIBOR USD 3 Month + 1.40%), 6.215%, 10/22/30 (Cayman Islands)	250,000	243,508
Marathon CLO XIII, Ltd. 144A FRB Ser. 21-1A, Class AANR, (ICE LIBOR USD 3 Month + 1.32%), 6.112%, 4/15/32 (Cayman Islands)	220,000	216,007
Nassau, Ltd. 144A FRB Ser. 21-1A, Class A1R, (ICE LIBOR USD 3 Month + 1.29%), 6.082%, 1/15/35 (Cayman Islands)	250,000	238,941
Nassau, Ltd. 144A FRB Ser. 21-IA, Class ANAR, (ICE LIBOR USD 3 Month + 1.35%), 6.18%, 4/15/31 (Cayman Islands)	250,000	245,000
Neuberger Berman Loan Advisers CLO 31, Ltd. 144A FRB Ser. 21-31A, Class AR, (ICE LIBOR USD 3 Month + 1.04%), 5.848%, 4/20/31 (Cayman Islands)	294,000	288,690
OCP CLO, Ltd. 144A FRB Ser. 21-13A, Class A1AR, (ICE LIBOR USD 3 Month + 0.96%), 5.752%, 7/15/30 (Cayman Islands)	250,000	246,110

Dynamic Asset Allocation Conservative Fund 57

COLLATERALIZED LOAN OBLIGATIONS (2.2%)* cont.	Principal amount	Value
OCP CLO, Ltd. 144A FRB Ser. 21-17A, Class A1R, (ICE LIBOR USD 3 Month + 1.04%), 5.848%, 7/20/32 (Cayman Islands)	$500,000	$488,398
OZLM XVIII, Ltd. 144A FRB Ser. 18-18A, Class A, (ICE LIBOR USD 3 Month + 1.02%), 5.85%, 4/15/31 (Cayman Islands)	250,000	245,503
Park Avenue Institutional Advisers CLO, Ltd. 144A FRB Ser. 19-1A, Class A2A, (ICE LIBOR USD 3 Month + 2.00%), 6.864%, 5/15/32 (Cayman Islands)	293,000	281,019
Park Avenue Institutional Advisers CLO, Ltd. 144A FRB Ser. 21-1A, Class A1A, (ICE LIBOR USD 3 Month + 1.39%), 6.198%, 1/20/34 (Cayman Islands)	250,000	244,310
Park Avenue Institutional Advisers CLO, Ltd. 144A FRB Ser. 21-1A, Class A1AR, (ICE LIBOR USD 3 Month + 1.00%), 5.808%, 10/20/31 (Cayman Islands)	250,000	245,938
Rockford Tower CLO, Ltd. 144A FRB Ser. 21-1A, Class A1, (ICE LIBOR USD 3 Month + 1.17%), 5.978%, 7/20/34 (Cayman Islands)	564,000	549,707
RR 14, Ltd. 144A FRB Ser. 21-14A, Class A1, (ICE LIBOR USD 3 Month + 1.12%), 5.912%, 4/15/36 (Cayman Islands)	250,000	243,777
Saranac CLO VI, Ltd. 144A FRB Ser. 21-6A, Class A1R, (ICE LIBOR USD 3 Month + 1.14%), 6.294%, 8/13/31 (Jersey)	250,000	245,000
Shackleton CLO, Ltd. 144A FRB Ser. 18-4RA, Class A1A, (ICE LIBOR USD 3 Month + 1.00%), 5.815%, 4/13/31 (Cayman Islands)	250,000	245,806
Sound Point CLO IX, Ltd. 144A FRB Ser. 21-2A, Class ARRR, (ICE LIBOR USD 3 Month + 1.21%), 6.018%, 7/20/32 (Cayman Islands)	250,000	243,631
Sound Point CLO XXIII, Ltd. 144A FRB Ser. 21-2A, Class AR, (ICE LIBOR USD 3 Month + 1.17%), 5.962%, 7/15/34 (Cayman Islands)	250,000	240,848
Sound Point CLO XXVI, Ltd. 144A FRB Ser. 21-1A, Class AR, (ICE LIBOR USD 3 Month + 1.17%), 5.978%, 7/20/34 (Cayman Islands)	258,000	248,878
Venture 33 CLO, Ltd. 144A FRB Ser. 21-33A, Class A1LR, (ICE LIBOR USD 3 Month + 1.06%), 5.852%, 7/15/31 (Cayman Islands)	238,000	233,815
Venture XIX CLO, Ltd. 144A FRB Ser. 18-19A, Class ARR, (ICE LIBOR USD 3 Month + 1.26%), 6.052%, 1/15/32 (Cayman Islands)	250,000	245,420
Venture XXVI CLO, Ltd. 144A FRB Ser. 21-26A, Class BR, (ICE LIBOR USD 3 Month + 1.70%), 6.508%, 1/20/29 (Cayman Islands)	224,000	215,040
Wellfleet CLO, Ltd. 144A FRB Ser. 18-1A, Class A, (ICE LIBOR USD 3 Month + 1.10%), 5.892%, 7/17/31	500,000	490,435
Zais CLO 17, Ltd. 144A FRB Ser. 21-17A, Class A1A, (ICE LIBOR USD 3 Month + 1.33%), 6.138%, 10/20/33	286,000	281,324
Zais CLO, Ltd. 144A FRB Ser. 19-13A, Class A1A, (ICE LIBOR USD 3 Month + 1.49%), 6.282%, 7/15/32	468,000	460,801
Total collateralized loan obligations (cost $14,045,318)		$13,910,033

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (1.1%)*		Principal amount	Value
Benin (Republic of) sr. unsec. bonds Ser. REGS, 4.95%, 1/22/35 (Benin)	EUR	255,000	$190,024
Brazil (Federal Republic of) sr. unsec. unsub. notes 3.875%, 6/12/30 (Brazil)		$358,000	320,646
Chile (Republic of) sr. unsec. unsub. bonds 4.34%, 3/7/42 (Chile)		450,000	393,750
Colombia (Republic of) sr. unsec. unsub. notes 4.50%, 3/15/29 (Colombia)		310,000	272,940
Cote d’lvoire (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Cote d’lvoire)		465,000	401,644

58 Dynamic Asset Allocation Conservative Fund

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (1.1%)* cont.	Principal amount	Value
Dominican (Republic of) sr. unsec. bonds Ser. REGS, 4.875%, 9/23/32 (Dominican Republic)	$233,000	$197,527
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 1/29/26 (Dominican Republic)	200,000	202,790
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 1/25/27 (Dominican Republic)	258,000	253,798
Dominican (Republic of) 144A sr. unsec. bonds 6.00%, 2/22/33 (Dominican Republic)	320,000	292,885
Indonesia (Republic of) sr. unsec. unsub. notes 4.65%, 9/20/32 (Indonesia)	280,000	279,433
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)	825,000	821,321
Kazakhstan (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.50%, 7/21/45 (Kazakhstan)	240,000	249,943
Kazakhstan (Republic of) sr. unsec. unsub. bonds Ser. REGS, 4.875%, 10/14/44 (Kazakhstan)	470,000	419,146
Panama (Republic of) sr. unsec. unsub. bonds 3.298%, 1/19/33 (Panama)	420,000	351,225
Paraguay (Republic of) sr. unsec. notes Ser. REGS, 4.95%, 4/28/31 (Paraguay)	200,000	193,000
Paraguay (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.70%, 3/27/27 (Paraguay)	200,000	195,750
Romania (Government of) 144A unsec. notes 3.00%, 2/27/27 (Romania)	480,000	436,310
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/27/27 (South Africa)	300,000	285,745
United Mexican States sr. unsec. unsub. bonds 4.28%, 8/14/41 (Mexico)	360,000	294,170
United Mexican States sr. unsec. unsub. bonds 3.50%, 2/12/34 (Mexico)	680,000	576,511
Uruguay (Oriental Republic of) sr. unsec. unsub. bonds 7.625%, 3/21/36 (Uruguay)	50,000	62,617
Total foreign government and agency bonds and notes (cost $7,220,964)		$6,691,175

SENIOR LOANS (0.5%)*c	Principal amount	Value
Basic materials (0.1%)
Axalta Coating Systems US Holdings, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 7.898%, 12/7/29	$19,250	$19,258
BWAY Holding Co. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 8.777%, 8/15/26	10,000	9,904
CP Atlas Buyer, Inc. bank term loan FRN Ser. B1, (ICE LIBOR USD 3 Month + 3.50%), 8.407%, 11/23/27	101,118	89,381
Klockner-Pentaplast of America, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 4.75%), 10.129%, 2/4/26	48,752	44,689
LSF11 A5 HoldCo, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 0.00%), 9.157%, 10/15/28	35,000	34,278
Starfruit US Holdco, LLC bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.00%), 7.526%, 10/1/25	65,421	64,813
		262,323

Dynamic Asset Allocation Conservative Fund 59

SENIOR LOANS (0.5%)*c cont.	Principal amount	Value
Capital goods (0.1%)
Adient US, LLC bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.25%), 8.09%, 4/1/28	$50,600	$50,410
MajorDrive Holdings IV, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 4.00%), 9.00%, 6/1/28	132,502	125,380
TK Elevator US Newco, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 3.50%), 8.602%, 7/31/27	54,045	52,575
Vertiv Group Corp. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 2.75%), 7.419%, 3/2/27	173,306	169,450
		397,815
Communication services (—%)
Asurion, LLC bank term loan FRN Ser. B9, (ICE LIBOR USD 1 Month + 3.25%), 8.09%, 7/31/27	44,211	40,453
DIRECTV Financing, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 5.00%), 9.84%, 7/22/27	152,183	146,147
		186,600
Consumer cyclicals (0.1%)
AMC Entertainment Holdings, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 1 Month + 3.00%), 7.684%, 4/22/26	97,822	71,166
AppleCaramel Buyer, LLC bank term loan FRN (CME Term SOFR 3 Month Plus CSA + 0.00%), 8.557%, 10/19/27	83,098	82,034
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.50%), 8.325%, 8/21/26	104,190	96,810
iHeartCommunications, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 3.25%), 8.09%, 5/1/26	66,870	59,076
Mattress Firm, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 4.25%), 9.39%, 9/21/28	74,803	69,679
Michaels Cos., Inc. (The) bank term loan FRN (US SOFR + 4.25%), 9.08%, 4/15/28	24,937	22,831
Neptune Bidco US, Inc. bank term loan FRN Class C, (CME Term SOFR 1 Month + 5.00%), 9.735%, 4/11/29	60,000	53,850
PetSmart, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.657%, 1/29/28	158,221	156,903
Robertshaw Holdings Corp. bank term loan FRN (ICE LIBOR USD 3 Month + 8.00%), 13.188%, 2/28/26	55,000	14,117
Terrier Media Buyer, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 3.50%), 8.659%, 12/17/26	138,434	121,960
		748,426
Consumer staples (0.1%)
Ascend Learning, LLC bank term loan FRN (ICE LIBOR USD 1 Month + 5.75%), 10.556%, 11/18/29	80,000	68,666
Brand Industrial Services, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 4.25%), 9.134%, 6/21/24	179,297	166,784
IRB Holding Corp. bank term loan FRN (CME Term SOFR 3 Month Plus CSA + 3.00%), 7.737%, 12/15/27	39,201	38,482
PECF USS Intermediate Holding III Corp. bank term loan FRN Ser. B, (ICE LIBOR USD 1 Month + 4.25%), 9.09%, 12/17/28	192,563	161,441
		435,373
Energy (—%)
CQP Holdco LP bank term loan FRN (ICE LIBOR USD 3 Month + 3.50%), 8.659%, 5/27/28	127,725	126,592
		126,592

60 Dynamic Asset Allocation Conservative Fund

SENIOR LOANS (0.5%)*c cont.	Principal amount	Value
Financials (—%)
HUB International, Ltd. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.25%), 8.058%, 4/25/25	$14,773	$14,723
		14,723
Health care (—%)
Global Medical Response, Inc. bank term loan FRN (ICE LIBOR USD 1 Month + 4.25%), 9.236%, 10/2/25	65,813	45,850
One Call Corp. bank term loan FRN (ICE LIBOR USD 3 Month + 5.50%), 10.375%, 4/22/27	63,417	46,770
		92,620
Technology (0.1%)
Epicor Software Corp. bank term loan FRN (ICE LIBOR USD 1 Month + 7.75%), 12.59%, 7/31/28	50,000	49,323
Greeneden US Holdings II, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 4.00%), 8.84%, 12/1/27	83,300	81,933
Polaris Newco, LLC bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 4.00%), 9.159%, 6/3/28	73,603	66,958
Proofpoint, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 6.25%), 11.09%, 8/31/29	75,000	70,562
Rocket Software, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 4.25%), 9.09%, 11/28/25	58,950	57,808
TIBCO Software, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.50%), 9.498%, 3/30/29	25,000	22,667
UKG, Inc. bank term loan FRN (ICE LIBOR USD 1 Month + 5.25%), 10.032%, 5/3/27	70,000	66,885
Vision Solutions, Inc. bank term loan FRN (US SOFR + 4.00%), 8.818%, 4/24/28	74,621	66,226
		482,362
Transportation (—%)
American Airlines, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 4.75%), 9.558%, 4/20/28	50,000	50,702
United Airlines, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.75%), 8.568%, 4/21/28	102,900	102,000
		152,702
Total senior loans (cost $3,107,200)		$2,899,536

ASSET-BACKED SECURITIES (0.2%)*	Principal amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE, (ICE LIBOR USD 3 Month + 2.90%), 3.025%, 7/25/24	$99,702	$98,456
NewRez Warehouse Securitization Trust 144A FRB Ser. 21-1, Class A, (ICE LIBOR USD 1 Month + 0.75%), 5.595%, 5/7/24	295,533	292,208
Station Place Securitization Trust 144A FRB Ser. 22-3, Class A1, (CME Term SOFR 1 Month + 1.25%), 6.026%, 5/29/23	737,000	737,000
Towd Point Asset Trust 144A FRB Ser. 18-SL1, Class A, (ICE LIBOR USD 1 Month + 0.60%), 5.445%, 1/25/46	144,656	143,550
Total asset-backed securities (cost $1,275,529)		$1,271,214

CONVERTIBLE PREFERRED STOCKS (0.1%)*	Shares	Value
Danaher Corp. 5.00% cv. pfd.	182	$231,574
T-Mobile US, Inc. 144A 5.25% cv. pfd. †	291	338,360
Total convertible preferred stocks (cost $476,735)		$569,934

Dynamic Asset Allocation Conservative Fund 61

CONVERTIBLE BONDS AND NOTES (—%)*	Principal amount	Value
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	$55,000	$28,325
Nabors Industries, Inc. company guaranty cv. sr. unsec. notes 0.75%, 1/15/24	130,000	123,825
Nabors Industries, Inc. 144A company guaranty cv. sr. unsec. unsub. notes 1.75%, 6/15/29	40,000	34,640
Realogy Group, LLC/Realogy Co-Issuer Corp. company guaranty cv. sr. unsec. notes 0.25%, 6/15/26	40,000	27,500
Total convertible bonds and notes (cost $237,501)		$214,290

PURCHASED OPTIONS OUTSTANDING (—%)* Counterparty	Expiration date/strike price	Notional amount	Contract amount	Value
Citibank, N.A.
Moderna, Inc. (Call)	Jun-23/$261.50	$944,978	$6,153	$1,074
Total purchased options outstanding (cost $110,754)				$1,074

SHORT-TERM INVESTMENTS (4.0%)*		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 4.88% L	Shares	10,800,906	$10,800,906
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.70% P	Shares	2,290,000	2,290,000
U.S. Treasury Bills 4.735%, 5/2/23 #		$7,900,000	7,870,797
U.S. Treasury Bills 4.240%, 5/18/23 #		3,700,000	3,678,356
U.S. Treasury Bills 4.790%, 5/11/23 #		500,000	497,547
Total short-term investments (cost $25,136,701)			$25,137,606

TOTAL INVESTMENTS
Total investments (cost $873,448,936)	$925,100,777

Key to holding’s currency abbreviations
EUR	Euro

Key to holding’s abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
BKNT	Bank Note
bp	Basis Points
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
ICE	Intercontinental Exchange
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only

62 Dynamic Asset Allocation Conservative Fund

JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
MTN	Medium Term Notes
OTC	Over-the-counter
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments

Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from October 1, 2022 through March 31, 2023 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $635,967,229.
†	This security is non-income-producing.
‡‡	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
#	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $11,977,494 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).
[c]	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).
F	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities’ valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio (Note 1).
[i]	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
P	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
R	Real Estate Investment Trust.
W	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
See Note 1 to the financial statements regarding TBA commitments.
The dates shown on debt obligations are the original maturity dates.

Dynamic Asset Allocation Conservative Fund 63

FORWARD CURRENCY CONTRACTS at 3/31/23 (aggregate face value $22,593,491) (Unaudited)
Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
Barclays Bank PLC
	British Pound	Sell	6/21/23	$1,590,195	$1,587,984	$(2,211)
	Swedish Krona	Buy	6/21/23	971,818	960,748	11,070
Citibank, N.A.
	Danish Krone	Sell	6/21/23	322,914	316,969	(5,945)
HSBC Bank USA, National Association
	Hong Kong Dollar	Buy	5/17/23	877,671	880,730	(3,059)
JPMorgan Chase Bank N.A.
	Canadian Dollar	Sell	4/19/23	220,102	219,866	(236)
	Norwegian Krone	Sell	6/21/23	313,425	314,158	733
	Singapore Dollar	Buy	5/17/23	182,241	184,594	(2,353)
	South Korean Won	Sell	5/17/23	1,463,522	1,551,866	88,344
Morgan Stanley & Co. International PLC
	Canadian Dollar	Sell	4/19/23	2,123,603	2,120,766	(2,837)
	Euro	Sell	6/21/23	71,565	70,092	(1,473)
	Japanese Yen	Sell	5/17/23	1,862,482	1,843,941	(18,541)
NatWest Markets PLC
	British Pound	Sell	6/21/23	1,507,046	1,460,942	(46,104)
	Japanese Yen	Buy	5/17/23	941,862	966,954	(25,092)
	Swiss Franc	Buy	6/21/23	775,030	754,749	20,281
State Street Bank and Trust Co.
	Australian Dollar	Buy	4/19/23	1,862,634	1,899,899	(37,265)
	Chinese Yuan (Offshore)	Buy	5/17/23	546,500	557,355	(10,855)
	Euro	Sell	6/21/23	205,544	201,287	(4,257)
	Japanese Yen	Buy	5/17/23	1,726,799	1,740,766	(13,967)
	Swiss Franc	Buy	6/21/23	2,582,663	2,514,233	68,430
UBS AG
	Australian Dollar	Buy	4/19/23	553,105	564,202	(11,097)
WestPac Banking Corp.
	Euro	Sell	6/21/23	1,414,952	1,385,952	(29,000)
	Japanese Yen	Sell	5/17/23	533,922	495,438	(38,484)
Unrealized appreciation						188,858
Unrealized (depreciation)						(252,776)
Total						$(63,918)
* The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 3/31/23 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
MSCI EAFE Index (Short)	324	$33,900,104	$33,963,300	Jun-23	$(1,478,544)
S&P 500 Index E-Mini (Long)	6	1,232,793	1,241,325	Jun-23	502
S&P 500 Index E-Mini (Short)	596	122,457,438	123,304,950	Jun-23	(7,226,916)
S&P Mid Cap 400 Index E-Mini (Long)	1	251,216	252,970	Jun-23	(37)
S&P Mid Cap 400 Index E-Mini (Short)	51	12,812,016	12,901,470	Jun-23	(312,741)

64 Dynamic Asset Allocation Conservative Fund

FUTURES CONTRACTS OUTSTANDING at 3/31/23 (Unaudited) cont.
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Bond 30 yr (Long)	134	$17,574,938	$17,574,938	Jun-23	$700,058
U.S. Treasury Bond Ultra 30 yr (Long)	180	25,402,500	25,402,500	Jun-23	960,126
U.S. Treasury Bond Ultra 30 yr (Short)	3	423,375	423,375	Jun-23	(16,413)
U.S. Treasury Note 2 yr (Long)	246	50,787,469	50,787,469	Jun-23	541,830
U.S. Treasury Note 5 yr (Long)	464	50,811,625	50,811,625	Jun-23	1,010,613
U.S. Treasury Note 5 yr (Short)	21	2,299,664	2,299,664	Jun-23	(47,133)
U.S. Treasury Note 10 yr (Long)	242	27,811,094	27,811,094	Jun-23	780,471
U.S. Treasury Note Ultra 10 yr (Short)	26	3,149,656	3,149,656	Jun-23	(96,871)
Unrealized appreciation					3,993,600
Unrealized (depreciation)					(9,178,655)
Total					$(5,185,055)

WRITTEN OPTIONS OUTSTANDING at 3/31/23 (premiums $79,702) (Unaudited)
Counterparty	Expiration date/strike price	Notional amount	Contract amount	Value
Citibank, N.A.
Moderna, Inc. (Call)	Jun-23/$281.60	$944,978	$6,153	$517
Total				$517

TBA SALE COMMITMENTS OUTSTANDING at 3/31/23 (proceeds receivable $178,919,532) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 6.00%, 4/1/53	$11,000,000	4/13/23	$11,225,588
Uniform Mortgage-Backed Securities, 5.50%, 4/1/53	16,000,000	4/13/23	16,162,496
Uniform Mortgage-Backed Securities, 5.00%, 5/1/53	14,000,000	5/11/23	13,958,979
Uniform Mortgage-Backed Securities, 5.00%, 4/1/53	56,000,000	4/13/23	55,840,288
Uniform Mortgage-Backed Securities, 4.50%, 4/1/53	11,000,000	4/13/23	10,774,839
Uniform Mortgage-Backed Securities, 4.00%, 4/1/53	1,000,000	4/13/23	956,328
Uniform Mortgage-Backed Securities, 3.50%, 4/1/53	13,000,000	4/13/23	12,073,744
Uniform Mortgage-Backed Securities, 3.00%, 5/1/53	9,000,000	5/11/23	8,077,153
Uniform Mortgage-Backed Securities, 3.00%, 4/1/53	9,000,000	4/13/23	8,070,473
Uniform Mortgage-Backed Securities, 2.50%, 5/1/53	5,000,000	5/11/23	4,313,671
Uniform Mortgage-Backed Securities, 2.50%, 4/1/53	17,000,000	4/13/23	14,652,537
Uniform Mortgage-Backed Securities, 2.50%, 4/1/38	17,000,000	4/17/23	15,765,511
Uniform Mortgage-Backed Securities, 2.00%, 5/1/53	5,000,000	5/11/23	4,136,092
Uniform Mortgage-Backed Securities, 2.00%, 4/1/53	5,000,000	4/13/23	4,131,402
Total			$180,139,101

Dynamic Asset Allocation Conservative Fund 65

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/23 (Unaudited)
Notional amount	Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
$29,019,000	$197,039 E	$(166,281)	6/21/25	US SOFR — Annually	4.20% — Annually	$30,758
36,725,000	249,363 E	210,806	6/21/25	4.20% — Annually	US SOFR — Annually	(38,556)
86,661,000	2,112,795 E	1,842,103	6/21/28	3.80% — Annually	US SOFR — Annually	(273,711)
14,481,000	316,699 E	(216,403)	6/21/33	US SOFR — Annually	3.40% — Annually	100,297
8,943,000	195,583 E	133,358	6/21/33	3.40% — Annually	US SOFR — Annually	(62,226)
11,102,000	237,472 E	443,487	6/21/53	US SOFR — Annually	2.80% — Annually	206,013
5,098,000	4,741	(41)	3/30/28	US SOFR — Annually	3.3825% — Annually	4,299
2,708,000	26,647	(92)	3/30/53	2.989% — Annually	US SOFR — Annually	(26,466)
9,738,000	1,461	(37)	3/31/25	4.081% — Annually	US SOFR — Annually	(1,292)
1,360,000	21,488	(46)	3/31/53	US SOFR — Annually	3.0195% — Annually	21,373
4,186,000	1,381	(16)	3/31/25	US SOFR — Annually	4.0905% — Annually	1,279
1,635,000	11,118	(22)	3/31/33	US SOFR — Annually	3.269% — Annually	11,025
2,001,000	7,784	(26)	4/4/33	US SOFR — Annually	3.2325% — Annually	7,757
3,955,000	3,797	(15)	4/4/25	US SOFR — Annually	4.113% — Annually	3,782
1,525,000	2,821	(20)	4/4/33	US SOFR — Annually	3.2085% — Annually	2,801
Total		$2,246,755	$(12,867)
E Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/23 (Unaudited)
Swap counterparty/ Notional amount	Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Barclays Bank PLC
$10,413,155	$10,819,226	$—	3/29/24	(US SOFR plus 0.40%) — Monthly	A basket (BCPUDEAL) of common stocks — Monthly*	$403,792
10,410,959	10,807,079	—	3/29/24	US SOFR plus 0.25% — Monthly	A basket (BCPUDEAS) of common stocks — Monthly*	(394,648)

66 Dynamic Asset Allocation Conservative Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/23 (Unaudited) cont.
Swap counterparty/ Notional amount	Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Goldman Sachs International
$13,451,901	$14,095,607	$—	12/15/25	(US SOFR plus 0.40%) — Monthly	A basket (GSGLPWDL) of common stocks — Monthly*	$654,081
12,810,706	13,142,120	—	12/15/25	US SOFR minus 0.25% — Monthly	A basket (GSGLPWDS) of common stocks — Monthly*	(348,100)
Upfront premium received		—		Unrealized appreciation		1,057,873
Upfront premium (paid)		—		Unrealized (depreciation)		(742,748)
Total		$—		Total	$315,125
* The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

A BASKET (BCPUDEAL) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
ON Semiconductor Corp.	Technology	1,700	$139,916	1.29%
Wix.com, Ltd. (Israel)	Technology	1,394	139,140	1.29%
Synopsys, Inc.	Technology	352	135,861	1.26%
Apollo Global Management, Inc.	Financials	2,148	135,681	1.25%
Booking Holdings, Inc.	Consumer cyclicals	51	135,613	1.25%
Manhattan Associates, Inc.	Technology	874	135,362	1.25%
ManpowerGroup, Inc.	Consumer staples	1,639	135,272	1.25%
Constellation Energy Corp.	Utilities and power	1,723	135,225	1.25%
Procore Technologies, Inc.	Technology	2,154	134,906	1.25%
Cadence Design Systems, Inc.	Technology	640	134,443	1.24%
Valero Energy Corp.	Energy	956	133,498	1.23%
Ulta Beauty, Inc.	Consumer staples	245	133,490	1.23%
Hologic, Inc.	Health care	1,650	133,160	1.23%
Toll Brothers, Inc.	Consumer cyclicals	2,208	132,573	1.23%
Textron, Inc.	Capital goods	1,869	132,042	1.22%
Targa Resources Corp.	Energy	1,792	130,742	1.21%
Autonation, Inc.	Consumer cyclicals	965	129,679	1.20%
Smartsheet, Inc. Class A	Technology	2,699	129,008	1.19%
Allison Transmission Holdings, Inc.	Capital goods	2,842	128,561	1.19%
Uber Technologies, Inc.	Consumer staples	4,049	128,355	1.19%
Gartner, Inc.	Consumer cyclicals	394	128,197	1.18%
Freeport-McMoRan, Inc. (Indonesia)	Basic materials	3,119	127,596	1.18%
MGIC Investment Corp.	Financials	9,366	125,688	1.16%
O’Reilly Automotive, Inc.	Consumer cyclicals	146	123,689	1.14%
Genuine Parts Co.	Consumer cyclicals	735	123,027	1.14%
General Motors Co.	Consumer cyclicals	3,345	122,699	1.13%
General Dynamics Corp.	Capital goods	531	121,109	1.12%
Johnson Controls International PLC	Capital goods	1,978	119,145	1.10%

Dynamic Asset Allocation Conservative Fund 67

A BASKET (BCPUDEAL) OF COMMON STOCKS cont.
Common stocks	Sector	Shares	Value	Percentage value
Palo Alto Networks, Inc.	Technology	595	$118,766	1.10%
Bio-Rad Laboratories, Inc. Class A	Health care	247	118,545	1.10%
Wyndham Hotels & Resorts, Inc.	Consumer cyclicals	1,716	116,446	1.08%
Unum Group	Financials	2,924	115,679	1.07%
Pure Storage, Inc. Class A	Technology	4,490	114,550	1.06%
Penske Automotive Group, Inc.	Consumer cyclicals	795	112,802	1.04%
Tapestry, Inc.	Consumer cyclicals	2,569	110,732	1.02%
Pinterest, Inc. Class A	Technology	3,877	105,732	0.98%
Marathon Oil Corp.	Energy	4,383	105,007	0.97%
American International Group, Inc.	Financials	2,081	104,811	0.97%
Expedia Group, Inc.	Consumer cyclicals	1,074	104,180	0.96%
Boyd Gaming Corp.	Consumer cyclicals	1,616	103,594	0.96%
Novocure, Ltd. (Jersey)	Health care	1,711	102,915	0.95%
NRG Energy, Inc.	Utilities and power	2,965	101,673	0.94%
Wintrust Financial Corp.	Financials	1,360	99,194	0.92%
Applied Materials, Inc.	Technology	796	97,734	0.90%
Live Nation Entertainment, Inc.	Consumer cyclicals	1,396	97,701	0.90%
East West Bancorp, Inc.	Financials	1,735	96,308	0.89%
Apartment Income REIT Corp.	Financials	2,667	95,495	0.88%
AMETEK, Inc.	Conglomerates	627	91,075	0.84%
eBay, Inc.	Technology	1,990	88,316	0.82%
Roku, Inc.	Technology	1,339	88,159	0.81%

A BASKET (BCPUDEAS) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Zoom Video Communications, Inc. Class A	Technology	1,897	$140,083	1.30%
Ceridian HCM Holding, Inc.	Technology	1,874	137,243	1.27%
Cooper Cos., Inc. (The)	Health care	367	136,846	1.27%
Floor & Decor Holdings, Inc. Class A	Consumer cyclicals	1,392	136,726	1.27%
DoubleVerify Holdings, Inc.	Technology	4,527	136,501	1.26%
Wynn Resorts, Ltd.	Consumer cyclicals	1,213	135,732	1.26%
Paramount Global Class B	Consumer cyclicals	6,025	134,410	1.24%
Take-Two Interactive Software, Inc.	Technology	1,125	134,249	1.24%
NortonLifeLock, Inc.	Technology	7,786	133,609	1.24%
Ciena Corp.	Technology	2,536	133,168	1.23%
Texas Instruments, Inc.	Technology	715	133,007	1.23%
Berkshire Hathaway, Inc. Class B	Financials	430	132,800	1.23%
Five Below, Inc.	Consumer cyclicals	643	132,523	1.23%
DT Midstream, Inc.	Energy	2,680	132,306	1.22%
Amdocs, Ltd.	Technology	1,370	131,605	1.22%
BWX Technologies, Inc.	Capital goods	2,087	131,594	1.22%
IBM Corp.	Technology	997	130,729	1.21%
Exact Sciences Corp.	Health care	1,914	129,817	1.20%
Ball Corp.	Capital goods	2,303	126,911	1.17%

68 Dynamic Asset Allocation Conservative Fund

A BASKET (BCPUDEAS) OF COMMON STOCKS cont.
Common stocks	Sector	Shares	Value	Percentage value
ICU Medical, Inc.	Health care	767	$126,500	1.17%
Equifax, Inc.	Consumer cyclicals	617	125,244	1.16%
Royal Caribbean Cruises, Ltd.	Consumer cyclicals	1,917	125,162	1.16%
Jack Henry & Associates, Inc.	Technology	827	124,605	1.15%
Carnival Corp.	Consumer cyclicals	12,041	122,217	1.13%
General Electric Co.	Conglomerates	1,273	121,718	1.13%
TD SYNNEX Corp.	Technology	1,241	120,073	1.11%
Air Products & Chemicals, Inc.	Basic materials	415	119,054	1.10%
ZoomInfo Technologies, Inc. Class A	Technology	4,806	118,751	1.10%
T Rowe Price Group, Inc.	Financials	1,039	117,304	1.09%
Broadridge Financial Solutions, Inc.	Financials	799	117,082	1.08%
New York Community Bancorp, Inc.	Financials	12,829	115,977	1.07%
Stanley Black & Decker, Inc.	Consumer cyclicals	1,436	115,749	1.07%
Ross Stores, Inc.	Consumer cyclicals	1,079	114,531	1.06%
Tyler Technologies, Inc.	Technology	321	113,701	1.05%
RPM International, Inc.	Basic materials	1,300	113,409	1.05%
BioMarin Pharmaceutical, Inc.	Health care	1,160	112,835	1.04%
Polaris, Inc.	Consumer cyclicals	1,001	110,721	1.02%
Boston Beer Co., Inc. (The) Class A	Consumer staples	334	109,745	1.02%
Norwegian Cruise Line Holdings, Ltd.	Consumer cyclicals	8,105	109,006	1.01%
NextEra Energy, Inc.	Utilities and power	1,355	104,435	0.97%
Welltower, Inc.	Financials	1,452	104,104	0.96%
Universal Health Services, Inc. Class B	Health care	816	103,684	0.96%
Domino’s Pizza, Inc.	Consumer staples	308	101,611	0.94%
Pioneer Natural Resources Co.	Energy	484	98,822	0.91%
Cabot Oil & Gas Corp.	Energy	3,904	95,806	0.89%
Digital Realty Trust, Inc.	Financials	944	92,844	0.86%
Thor Industries, Inc.	Consumer cyclicals	1,164	92,725	0.86%
Scotts Miracle-Gro Co. (The)	Consumer cyclicals	1,322	92,164	0.85%
PTC, Inc.	Technology	701	89,827	0.83%
CH Robinson Worldwide, Inc.	Transportation	895	88,893	0.82%

A BASKET (GSGLPWDL) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
E.ON SE (Germany)	Utilities and power	7,637	$95,416	0.68%
Iberdrola SA (Spain)	Utilities and power	7,358	91,808	0.65%
MSCI, Inc.	Technology	163	91,160	0.65%
Red Electrica Corporacion SA (Spain)	Utilities and power	5,065	89,145	0.63%
Hershey Co. (The)	Consumer staples	348	88,562	0.63%
Elisa Oyj (Finland)	Communication services	1,465	88,412	0.63%
Secom Co., Ltd. (Japan)	Consumer cyclicals	1,438	88,187	0.63%
Kirin Holdings Co., Ltd. (Japan)	Consumer staples	5,592	88,062	0.62%
PepsiCo, Inc.	Consumer staples	481	87,659	0.62%
Sekisui Chemical Co., Ltd. (Japan)	Financials	6,152	86,722	0.62%

Dynamic Asset Allocation Conservative Fund 69

A BASKET (GSGLPWDL) OF COMMON STOCKS cont.
Common stocks	Sector	Shares	Value	Percentage value
GoDaddy, Inc. Class A	Technology	1,109	$86,222	0.61%
Wolters Kluwer NV (Netherlands)	Consumer cyclicals	682	86,185	0.61%
Ferrari NV (Italy)	Consumer cyclicals	316	85,573	0.61%
Fortive Corp.	Capital goods	1,245	84,901	0.60%
Deutsche Lufthansa AG (Germany)	Transportation	7,613	84,858	0.60%
Energias de Portugal (EDP) SA (Portugal)	Utilities and power	15,389	83,863	0.59%
Toppan, Inc. (Japan)	Consumer cyclicals	4,182	83,747	0.59%
AT&T, Inc.	Communication services	4,316	83,078	0.59%
Diageo PLC (United Kingdom)	Consumer staples	1,854	82,849	0.59%
Exor NV (Netherlands)	Financials	999	82,277	0.58%
Exxon Mobil Corp.	Energy	748	82,040	0.58%
Garmin, Ltd.	Technology	812	81,900	0.58%
Eiffage SA (France)	Basic materials	755	81,837	0.58%
Keysight Technologies, Inc.	Technology	504	81,442	0.58%
Chevron Corp.	Energy	498	81,326	0.58%
Weyerhaeuser Co.	Basic materials	2,664	80,254	0.57%
FactSet Research Systems, Inc.	Consumer cyclicals	192	79,812	0.57%
3M Co.	Conglomerates	759	79,762	0.57%
VeriSign, Inc.	Technology	377	79,580	0.56%
Textron, Inc.	Capital goods	1,122	79,239	0.56%
Canadian Utilities, Ltd. Class A (Canada)	Utilities and power	2,803	77,989	0.55%
VMware, Inc. Class A	Technology	624	77,955	0.55%
Verisk Analytics, Inc.	Consumer cyclicals	404	77,600	0.55%
Cummins, Inc.	Capital goods	323	77,125	0.55%
Philip Morris International, Inc.	Consumer staples	778	75,674	0.54%
Smiths Group PLC (United Kingdom)	Capital goods	3,534	75,013	0.53%
Aristocrat Leisure, Ltd. (Australia)	Consumer cyclicals	2,992	74,532	0.53%
Keurig Dr Pepper, Inc.	Consumer staples	2,086	73,598	0.52%
NetApp, Inc.	Technology	1,129	72,057	0.51%
Carlsberg A/S Class B (Denmark)	Consumer staples	458	70,988	0.50%
Vinci SA (France)	Capital goods	618	70,945	0.50%
Accenture PLC Class A	Technology	248	70,886	0.50%
Nitto Denko Corp. (Japan)	Basic materials	1,097	70,467	0.50%
Telefonica SA (Spain)	Communication services	16,187	69,873	0.50%
SEI Investments Co.	Financials	1,200	69,085	0.49%
Hartford Financial Services Group, Inc. (The)	Financials	978	68,165	0.48%
Merck & Co., Inc.	Health care	633	67,381	0.48%
Colgate-Palmolive Co.	Consumer staples	876	65,852	0.47%
Agilent Technologies, Inc.	Technology	474	65,614	0.47%
Mettler-Toledo International, Inc.	Health care	43	65,175	0.46%

70 Dynamic Asset Allocation Conservative Fund

A BASKET (GSGLPWDS) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Enel SpA (Italy)	Utilities and power	13,966	$85,226	0.65%
Wilmar International, Ltd. (Singapore)	Basic materials	26,393	83,493	0.64%
Pernod Ricard SA (France)	Consumer staples	365	82,715	0.63%
Air Liquide SA (France)	Basic materials	492	82,217	0.63%
Aeon Co., Ltd. (Japan)	Consumer cyclicals	4,251	82,158	0.63%
Orange SA (France)	Communication services	6,840	81,241	0.62%
Waste Connections, Inc.	Capital goods	584	81,159	0.62%
Toyota Motor Corp. (Japan)	Consumer cyclicals	5,720	80,996	0.62%
Duke Energy Corp.	Utilities and power	838	80,885	0.62%
Ferrovial SA (Spain)	Basic materials	2,751	80,816	0.61%
Visa, Inc. Class A	Financials	358	80,696	0.61%
T-Mobile US, Inc.	Communication services	552	79,920	0.61%
Reed Elsevier (United Kingdom)	Consumer cyclicals	2,398	77,443	0.59%
Equifax, Inc.	Consumer cyclicals	381	77,382	0.59%
Allianz SE (Germany)	Financials	333	76,850	0.58%
AXA SA (France)	Financials	2,479	75,711	0.58%
Heineken NV (Netherlands)	Consumer staples	704	75,604	0.58%
Bridgestone Corp. (Japan)	Consumer cyclicals	1,860	75,166	0.57%
Imperial Brands PLC (United Kingdom)	Consumer staples	3,222	74,099	0.56%
Moody’s Corp.	Consumer cyclicals	226	69,108	0.53%
ANA Holdings, Inc. (Japan)	Transportation	3,177	68,826	0.52%
D.R. Horton, Inc.	Consumer cyclicals	691	67,492	0.51%
Swisscom AG (Switzerland)	Communication services	105	66,859	0.51%
Ingersoll Rand, Inc.	Capital goods	1,145	66,641	0.51%
Berkshire Hathaway, Inc. Class B	Financials	215	66,510	0.51%
Berkeley Group Holdings PLC (The) (United Kingdom)	Consumer cyclicals	1,283	66,406	0.51%
CK Hutchison Holdings, Ltd. (Hong Kong)	Consumer staples	10,588	65,689	0.50%
UPM-Kymmene Oyj (Finland)	Basic materials	1,955	65,612	0.50%
EssilorLuxottica SA (France)	Health care	364	65,461	0.50%
S&P Global, Inc.	Consumer cyclicals	189	65,266	0.50%
Cooper Cos., Inc. (The)	Health care	168	62,894	0.48%
ORIX Corp. (Japan)	Financials	3,812	62,486	0.48%
Kubota Corp. (Japan)	Capital goods	4,108	61,846	0.47%
United Parcel Service, Inc. Class B	Transportation	316	61,265	0.47%
Takeda Pharmaceutical Co., Ltd. (Japan)	Health care	1,868	61,198	0.47%
Monster Beverage Corp.	Consumer staples	1,127	60,844	0.46%
STERIS PLC	Health care	318	60,830	0.46%
CGI Group, Inc. Class A (Canada)	Technology	630	60,681	0.46%
Coca-Cola Co. (The)	Consumer staples	972	60,283	0.46%
Masco Corp.	Consumer cyclicals	1,212	60,256	0.46%
Atmos Energy Corp.	Utilities and power	520	58,388	0.44%
Howmet Aerospace, Inc.	Capital goods	1,375	58,262	0.44%
Kyocera Corp. (Japan)	Technology	1,118	57,989	0.44%

Dynamic Asset Allocation Conservative Fund 71

A BASKET (GSGLPWDS) OF COMMON STOCKS cont.
Common stocks	Sector	Shares	Value	Percentage value
CMS Energy Corp.	Utilities and power	941	$57,764	0.44%
Southern Co. (The)	Utilities and power	812	56,489	0.43%
Westlake Corp.	Basic materials	487	56,454	0.43%
Keppel Corp., Ltd. (Singapore)	Capital goods	13,342	56,445	0.43%
Royalty Pharma PLC Class A	Health care	1,543	55,606	0.42%
Toyota Industries Corp. (Japan)	Consumer cyclicals	981	54,278	0.41%
Acciona SA (Spain)	Basic materials	270	54,133	0.41%

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/23 (Unaudited)
Swap counterparty/ Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
Citigroup Global Markets, Inc.
CMBX NA BB.11 Index	BB−/P	$23,165	$41,000	$16,470	11/18/54	500 bp — Monthly	$6,735
CMBX NA BB.6 Index	B+/P	27,399	128,964	54,320	5/11/63	500 bp — Monthly	(26,794)
CMBX NA BB.7 Index	B-/P	21,179	415,000	169,445	1/17/47	500 bp — Monthly	(147,862)
CMBX NA BB.9 Index	B/P	814	4,000	1,698	9/17/58	500 bp — Monthly	(880)
CMBX NA BB.9 Index	B/P	8,577	42,000	17,833	9/17/58	500 bp — Monthly	(9,215)
CMBX NA BBB−.10 Index	BB+/P	2,978	24,000	6,862	11/17/59	300 bp — Monthly	(3,870)
CMBX NA BBB−.10 Index	BB+/P	4,255	39,000	11,150	11/17/59	300 bp — Monthly	(6,873)
Credit Suisse International
CMBX NA BB.7 Index	B-/P	9,898	74,000	30,214	1/17/47	500 bp — Monthly	(20,244)
CMBX NA BBB−.7 Index	BB−/P	11,936	151,000	33,084	1/17/47	300 bp — Monthly	(21,060)
Goldman Sachs International
CMBX NA A.6 Index	A/P	282	3,525	610	5/11/63	200 bp — Monthly	(326)
CMBX NA A.6 Index	A/P	593	4,700	814	5/11/63	200 bp — Monthly	(219)
CMBX NA A.6 Index	A/P	1,900	6,266	1,085	5/11/63	200 bp — Monthly	818
CMBX NA A.6 Index	A/P	417	7,050	1,220	5/11/63	200 bp — Monthly	(801)
CMBX NA A.6 Index	A/P	(48)	9,791	1,695	5/11/63	200 bp — Monthly	(1,739)
CMBX NA A.6 Index	A/P	(225)	10,966	1,898	5/11/63	200 bp — Monthly	(2,119)
CMBX NA A.7 Index	BBB+/P	1,462	29,000	2,265	1/17/47	200 bp — Monthly	(792)

72 Dynamic Asset Allocation Conservative Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/23 (Unaudited) cont.
Swap counterparty/ Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
Goldman Sachs International cont.
CMBX NA BB.9 Index	B/P	$213	$1,000	$425	9/17/58	500 bp — Monthly	$(211)
CMBX NA BBB−.14 Index	BBB−/P	135	3,000	844	12/16/72	300 bp — Monthly	(707)
CMBX NA BBB−.7 Index	BB−/P	5,300	62,000	13,584	1/17/47	300 bp — Monthly	(8,249)
CMBX NA BBB−.7 Index	BB−/P	5,793	68,000	14,899	1/17/47	300 bp — Monthly	(9,067)
CMBX NA BBB−.7 Index	BB−/P	19,769	251,000	54,994	1/17/47	300 bp — Monthly	(35,079)
JPMorgan Securities LLC
CMBX NA A.7 Index	BBB+/P	11,139	254,000	19,837	1/17/47	200 bp — Monthly	(8,600)
CMBX NA BB.10 Index	B/P	4,092	51,000	22,884	5/11/63	500 bp — Monthly	(18,742)
CMBX NA BB.7 Index	B-/P	112,621	230,000	93,909	1/17/47	500 bp — Monthly	18,935
CMBX NA BBB−.8 Index	BB/P	2,807	18,000	3,982	10/17/57	300 bp — Monthly	(1,164)
Merrill Lynch International
CMBX NA BB.9 Index	B/P	4,456	21,000	8,917	9/17/58	500 bp — Monthly	(4,440)
Morgan Stanley & Co. International PLC
CMBX NA A.13 Index	A-/P	(1,596)	107,000	13,514	12/16/72	200 bp — Monthly	(15,068)
CMBX NA A.6 Index	A/P	2,840	12,533	2,169	5/11/63	200 bp — Monthly	676
CMBX NA BB.6 Index	B+/P	16,453	45,239	19,055	5/11/63	500 bp — Monthly	(2,557)
CMBX NA BB.6 Index	B+/P	33,019	90,478	38,109	5/11/63	500 bp — Monthly	(5,001)
CMBX NA BB.9 Index	B/P	1,047	5,000	2,123	9/17/58	500 bp — Monthly	(1,071)
Upfront premium received		334,539		Unrealized appreciation		27,164
Upfront premium (paid)		(1,869)		Unrealized (depreciation)		(352,750)
Total		$332,670		Total		$(325,586)
* Payments related to the referenced debt are made upon a credit default event.
** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at March 31, 2023. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

Dynamic Asset Allocation Conservative Fund 73

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 3/31/23 (Unaudited)
Swap counterparty/ Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
Citigroup Global Markets, Inc.
CMBX NA A.6 Index	$(4,069)	$19,191	$3,322	5/11/63	(200 bp) — Monthly	$(755)
CMBX NA A.6 Index	(3,985)	16,057	2,780	5/11/63	(200 bp) — Monthly	(1,212)
CMBX NA A.6 Index	(410)	1,958	339	5/11/63	(200 bp) — Monthly	(72)
CMBX NA A.6 Index	(243)	1,175	203	5/11/63	(200 bp) — Monthly	(40)
CMBX NA A.6 Index	(82)	392	68	5/11/63	(200 bp) — Monthly	(14)
CMBX NA A.6 Index	(82)	392	68	5/11/63	(200 bp) — Monthly	(14)
CMBX NA A.6 Index	(81)	392	68	5/11/63	(200 bp) — Monthly	(13)
CMBX NA A.7 Index	(1,357)	183,000	14,292	1/17/47	(200 bp) — Monthly	12,864
CMBX NA BB.10 Index	(30,138)	125,000	56,088	11/17/59	(500 bp) — Monthly	25,828
CMBX NA BB.10 Index	(13,515)	53,000	23,781	11/17/59	(500 bp) — Monthly	10,215
CMBX NA BB.10 Index	(4,696)	45,000	20,192	11/17/59	(500 bp) — Monthly	15,451
CMBX NA BB.10 Index	(4,167)	38,000	17,051	11/17/59	(500 bp) — Monthly	12,847
CMBX NA BB.11 Index	(1,787)	26,000	10,444	11/18/54	(500 bp) — Monthly	8,632
CMBX NA BB.11 Index	(1,296)	10,000	4,017	11/18/54	(500 bp) — Monthly	2,712
CMBX NA BB.11 Index	(259)	5,000	2,009	11/18/54	(500 bp) — Monthly	1,744
CMBX NA BB.8 Index	(12,404)	34,789	16,417	10/17/57	(500 bp) — Monthly	3,979
CMBX NA BB.8 Index	(3,725)	28,991	13,681	10/17/57	(500 bp) — Monthly	9,928
CMBX NA BB.9 Index	(4,129)	40,000	16,984	9/17/58	(500 bp) — Monthly	12,816
CMBX NA BB.9 Index	(1,371)	34,000	14,436	9/17/58	(500 bp) — Monthly	13,033
CMBX NA BBB−.10 Index	(9,236)	31,000	8,863	11/17/59	(300 bp) — Monthly	(391)
CMBX NA BBB−.10 Index	(4,183)	17,000	4,860	11/17/59	(300 bp) — Monthly	667
CMBX NA BBB−.10 Index	(3,579)	15,000	4,289	11/17/59	(300 bp) — Monthly	701
CMBX NA BBB−.12 Index	(61,189)	194,000	56,221	8/17/61	(300 bp) — Monthly	(5,081)

74 Dynamic Asset Allocation Conservative Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 3/31/23 (Unaudited) cont.
Swap counterparty/ Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
Citigroup Global Markets, Inc. cont.
CMBX NA BBB−.12 Index	$(14,764)	$84,000	$24,343	8/17/61	(300 bp) — Monthly	$9,531
CMBX NA BBB−.12 Index	(14,363)	43,000	12,461	8/17/61	(300 bp) — Monthly	(1,926)
CMBX NA BBB−.12 Index	(13,709)	39,000	11,302	8/17/61	(300 bp) — Monthly	(2,429)
CMBX NA BBB−.12 Index	(13,039)	37,000	10,723	8/17/61	(300 bp) — Monthly	(2,338)
CMBX NA BBB−.12 Index	(6,849)	36,000	10,433	8/17/61	(300 bp) — Monthly	3,563
CMBX NA BBB−.12 Index	(4,417)	26,000	7,535	8/17/61	(300 bp) — Monthly	3,103
CMBX NA BBB−.12 Index	(5,415)	24,000	6,955	8/17/61	(300 bp) — Monthly	1,526
CMBX NA BBB−.12 Index	(847)	5,000	1,449	8/17/61	(300 bp) — Monthly	599
CMBX NA BBB−.14 Index	(199)	1,000	281	12/16/72	(300 bp) — Monthly	82
CMBX NA BBB−.14 Index	(112)	1,000	281	12/16/72	(300 bp) — Monthly	168
CMBX NA BBB−.8 Index	(10,650)	71,000	15,705	10/17/57	(300 bp) — Monthly	5,014
CMBX NA BBB−.8 Index	(5,828)	42,000	9,290	10/17/57	(300 bp) — Monthly	3,438
CMBX NA BBB−.8 Index	(3,330)	24,000	5,309	10/17/57	(300 bp) — Monthly	1,965
CMBX NA BBB−.8 Index	(3,006)	21,000	4,645	10/17/57	(300 bp) — Monthly	1,627
CMBX NA BBB−.8 Index	(2,845)	18,000	3,982	10/17/57	(300 bp) — Monthly	1,126
CMBX NA BBB−.8 Index	(1,331)	10,000	2,212	10/17/57	(300 bp) — Monthly	875
CMBX NA BBB−.9 Index	(4,495)	19,000	4,691	9/17/58	(300 bp) — Monthly	185
Credit Suisse International
CMBX NA BB.10 Index	(12,542)	94,000	42,178	11/17/59	(500 bp) — Monthly	29,545
CMBX NA BB.10 Index	(11,178)	94,000	42,178	11/17/59	(500 bp) — Monthly	30,908
CMBX NA BB.10 Index	(6,091)	49,000	21,986	11/17/59	(500 bp) — Monthly	15,848
CMBX NA BB.7 Index	(53,129)	323,000	131,881	1/17/47	(500 bp) — Monthly	84,058
CMBX NA BB.7 Index	(31,728)	172,000	70,228	1/17/47	(500 bp) — Monthly	38,332
CMBX NA BB.7 Index	(2,136)	81,700	34,412	5/11/63	(500 bp) — Monthly	32,196

Dynamic Asset Allocation Conservative Fund 75

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 3/31/23 (Unaudited) cont.
Swap counterparty/ Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
Goldman Sachs International
CMBX NA BB.10 Index	$(2,036)	$9,000	$4,038	11/17/59	(500 bp) — Monthly	$1,993
CMBX NA BB.6 Index	(18,117)	83,726	35,265	5/11/63	(500 bp) — Monthly	17,066
CMBX NA BB.6 Index	(8,695)	57,392	24,174	5/11/63	(500 bp) — Monthly	15,422
CMBX NA BB.7 Index	(32,123)	190,000	77,577	1/17/47	(500 bp) — Monthly	45,269
CMBX NA BB.7 Index	(9,949)	49,000	20,007	1/17/47	(500 bp) — Monthly	10,010
CMBX NA BB.7 Index	(2,949)	18,000	7,349	1/17/47	(500 bp) — Monthly	4,383
CMBX NA BB.8 Index	(7,368)	19,327	9,120	10/17/57	(500 bp) — Monthly	1,734
CMBX NA BB.8 Index	(5,399)	14,495	6,840	10/17/57	(500 bp) — Monthly	1,427
CMBX NA BB.8 Index	(4,565)	12,563	5,928	10/17/57	(500 bp) — Monthly	1,351
CMBX NA BB.8 Index	(453)	3,865	1,824	10/17/57	(500 bp) — Monthly	1,367
CMBX NA BBB−.12 Index	(33,754)	189,000	54,772	8/17/61	(300 bp) — Monthly	20,908
CMBX NA BBB−.12 Index	(31,187)	174,000	50,425	8/17/61	(300 bp) — Monthly	19,136
CMBX NA BBB−.12 Index	(1,351)	4,000	1,159	8/17/61	(300 bp) — Monthly	(194)
JPMorgan Securities LLC
CMBX NA BB.11 Index	(26,255)	34,436	14,504	5/11/63	(500 bp) — Monthly	(11,784)
CMBX NA BBB−.10 Index	(24,084)	191,000	54,607	11/17/59	(300 bp) — Monthly	30,412
CMBX NA BBB−.14 Index	(61)	1,000	281	12/16/72	(300 bp) — Monthly	220
CMBX NA BBB−.7 Index	(98,131)	418,000	91,584	1/17/47	(300 bp) — Monthly	(6,791)
Merrill Lynch International
CMBX NA BB.10 Index	(5,121)	90,000	40,383	11/17/59	(500 bp) — Monthly	35,175
CMBX NA BBB−.10 Index	(10,400)	48,000	13,723	11/17/59	(300 bp) — Monthly	3,295
CMBX NA BBB−.7 Index	(2,376)	29,000	6,354	1/17/47	(300 bp) — Monthly	3,961

76 Dynamic Asset Allocation Conservative Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 3/31/23 (Unaudited) cont.
Swap counterparty/ Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
Merrill Lynch International cont.
CMBX NA BBB−.9 Index	$(2,964)	$16,000	$3,950	9/17/58	(300 bp) — Monthly	$977
CMBX NA BBB−.9 Index	(185)	1,000	247	9/17/58	(300 bp) — Monthly	61
Morgan Stanley & Co. International PLC
CMBX NA A.6 Index	(2,993)	12,141	2,102	5/11/63	(200 bp) — Monthly	(897)
CMBX NA A.6 Index	(670)	3,133	542	5/11/63	(200 bp) — Monthly	(129)
CMBX NA BB.10 Index	(12,150)	40,000	17,948	11/17/59	(500 bp) — Monthly	5,759
CMBX NA BB.10 Index	(8,924)	38,000	17,051	11/17/59	(500 bp) — Monthly	8,089
CMBX NA BB.10 Index	(1,363)	13,000	5,833	11/17/59	(500 bp) — Monthly	4,457
CMBX NA BB.7 Index	(5,206)	27,000	11,024	1/17/47	(500 bp) — Monthly	5,791
CMBX NA BB.8 Index	(3,261)	8,697	4,104	10/17/57	(500 bp) — Monthly	834
CMBX NA BBB−.10 Index	(8,045)	33,000	9,435	11/17/59	(300 bp) — Monthly	1,370
CMBX NA BBB−.10 Index	(2,727)	26,000	7,433	11/17/59	(300 bp) — Monthly	4,691
CMBX NA BBB−.10 Index	(3,903)	18,000	5,146	11/17/59	(300 bp) — Monthly	1,233
CMBX NA BBB−.10 Index	(3,460)	16,000	4,574	11/17/59	(300 bp) — Monthly	1,105
CMBX NA BBB−.10 Index	(953)	11,000	3,145	11/17/59	(300 bp) — Monthly	2,186
CMBX NA BBB−.10 Index	(2,296)	10,000	2,859	11/17/59	(300 bp) — Monthly	557
CMBX NA BBB−.12 Index	(15,496)	119,000	34,486	8/17/61	(300 bp) — Monthly	18,921
CMBX NA BBB−.12 Index	(1,994)	6,000	1,739	8/17/61	(300 bp) — Monthly	(259)
CMBX NA BBB−.12 Index	(626)	3,000	869	8/17/61	(300 bp) — Monthly	242
CMBX NA BBB−.7 Index	(7,030)	69,000	15,118	1/17/47	(300 bp) — Monthly	8,047
CMBX NA BBB−.8 Index	(7,204)	51,000	11,281	10/17/57	(300 bp) — Monthly	4,048
CMBX NA BBB−.8 Index	(4,324)	34,000	7,521	10/17/57	(300 bp) — Monthly	3,177
CMBX NA BBB−.8 Index	(3,640)	26,000	5,751	10/17/57	(300 bp) — Monthly	2,096

Dynamic Asset Allocation Conservative Fund 77

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 3/31/23 (Unaudited) cont.
Swap counterparty/ Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC cont.
CMBX NA BBB−.8 Index	$(1,553)	$10,000	$2,212	10/17/57	(300 bp) — Monthly	$657
CMBX NA BBB−.8 Index	(136)	1,000	221	10/17/57	(300 bp) — Monthly	85
Upfront premium received	—		Unrealized appreciation		682,618
Upfront premium (paid)	(813,463)		Unrealized (depreciation)		(34,339)
Total	$(813,463)		Total		$648,279
* Payments related to the referenced debt are made upon a credit default event.
** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/23 (Unaudited)
Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
CDX NA HY Series 40 Index	B+/P	$3,501	$881,000	$13,004	6/20/28	500 bp — Quarterly	$16,872
CDX NA IG Series 40 Index	BBB+/P	(141,290)	16,300,000	186,798	6/20/28	100 bp — Quarterly	49,583
Total	$(137,789)		$66,455
* Payments related to the referenced debt are made upon a credit default event.
** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at March 31, 2023. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

78 Dynamic Asset Allocation Conservative Fund

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$8,658,632	$5,517,405	$—
Capital goods	12,178,361	2,447,870	—
Communication services	6,281,352	703,498	—
Conglomerates	1,322,529	1,492,187	—
Consumer cyclicals	32,939,140	11,161,363	—
Consumer staples	18,139,970	7,734,680	—
Energy	11,016,797	3,588,392	—
Financials	29,271,904	12,775,532	—
Health care	33,279,688	8,730,610	1,346
Technology	76,988,423	5,396,300	—
Transportation	3,948,222	1,015,816	—
Utilities and power	6,087,054	1,299,271	—
Total common stocks	240,112,072	61,862,924	1,346
Asset-backed securities	—	1,271,214	—
Collateralized loan obligations	—	13,910,033	—
Convertible bonds and notes	—	214,290	—
Convertible preferred stocks	—	569,934	—
Corporate bonds and notes	—	163,621,788	—
Foreign government and agency bonds and notes	—	6,691,175	—
Mortgage-backed securities	—	42,622,918	—
Purchased options outstanding	—	1,074	—
Senior loans	—	2,899,536	—
U.S. government and agency mortgage obligations	—	366,073,832	—
U.S. treasury obligations	—	111,035	—
Short-term investments	2,290,000	22,847,606	—
Totals by level	$242,402,072	$682,697,359	$1,346

Dynamic Asset Allocation Conservative Fund 79

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(63,918)	$—
Futures contracts	(5,185,055)	—	—
Written options outstanding	—	(517)	—
TBA sale commitments	—	(180,139,101)	—
Interest rate swap contracts	—	(2,259,622)	—
Total return swap contracts	—	315,125	—
Credit default contracts	—	1,007,730	—
Totals by level	$(5,185,055)	$(181,140,303)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund’s net assets and were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

80 Dynamic Asset Allocation Conservative Fund

Statement of assets and liabilities 3/31/23 (Unaudited)

ASSETS
Investment in securities, at value (Notes 1 and 9):
Unaffiliated issuers (identified cost $862,648,030)	$914,299,871
Affiliated issuers (identified cost $10,800,906) (Note 5)	10,800,906
Foreign currency (cost $58,836) (Note 1)	57,213
Dividends, interest and other receivables	3,352,053
Foreign tax reclaim	261,359
Receivable for shares of the fund sold	609,807
Receivable for investments sold	2,922,496
Receivable for sales of TBA securities (Note 1)	148,310,447
Receivable for variation margin on futures contracts (Note 1)	599,225
Receivable for variation margin on centrally cleared swap contracts (Note 1)	161,960
Unrealized appreciation on forward currency contracts (Note 1)	188,858
Unrealized appreciation on OTC swap contracts (Note 1)	1,767,655
Premium paid on OTC swap contracts (Note 1)	815,332
Deposits with broker (Note 1)	2,977,898
Prepaid assets	58,443
Total assets	1,087,183,523

LIABILITIES
Payable to custodian	11,490
Payable for investments purchased	681,423
Payable for purchases of TBA securities (Note 1)	260,736,611
Payable for shares of the fund repurchased	2,114,579
Payable for compensation of Manager (Note 2)	280,151
Payable for custodian fees (Note 2)	79,468
Payable for investor servicing fees (Note 2)	144,395
Payable for Trustee compensation and expenses (Note 2)	150,444
Payable for administrative services (Note 2)	4,865
Payable for distribution fees (Note 2)	276,925
Payable for variation margin on futures contracts (Note 1)	2,113,444
Payable for variation margin on centrally cleared swap contracts (Note 1)	227,102
Unrealized depreciation on OTC swap contracts (Note 1)	1,129,837
Premium received on OTC swap contracts (Note 1)	334,539
Unrealized depreciation on forward currency contracts (Note 1)	252,776
Written options outstanding, at value (premiums $79,702) (Note 1)	517
TBA sale commitments, at value (proceeds receivable $178,919,532) (Note 1)	180,139,101
Collateral on certain derivative contracts and TBA commitments, at value (Notes 1 and 9)	2,401,035
Other accrued expenses	137,592
Total liabilities	451,216,294

Net assets	$635,967,229

(Continued on next page)

Dynamic Asset Allocation Conservative Fund 81

Statement of assets and liabilities cont.

REPRESENTED BY
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$628,243,669
Total distributable earnings (Note 1)	7,723,560
Total — Representing net assets applicable to capital shares outstanding	$635,967,229

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share
($347,653,937 divided by 36,014,665 shares)	$9.65
Offering price per class A share (100/94.25 of $9.65)*	$10.24
Net asset value and offering price per class B share ($3,227,986 divided by 337,724 shares)**	$9.56
Net asset value and offering price per class C share ($61,809,946 divided by 6,507,670 shares)**	$9.50
Net asset value, offering price and redemption price per class P share
($9,417,157 divided by 971,443 shares)	$9.69
Net asset value, offering price and redemption price per class R share
($4,898,393 divided by 489,791 shares)	$10.00
Net asset value, offering price and redemption price per class R5 share
($31,131 divided by 3,207 shares)	$9.71
Net asset value, offering price and redemption price per class R6 share
($74,092,043 divided by 7,632,256 shares)	$9.71
Net asset value, offering price and redemption price per class Y share
($134,836,636 divided by 13,893,182 shares)	$9.71

* On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

82 Dynamic Asset Allocation Conservative Fund

Statement of operations Six months ended 3/31/23 (Unaudited)

INVESTMENT INCOME
Interest (including interest income of $543,142 from investments in affiliated issuers) (Note 5)	$8,478,900
Dividends (net of foreign tax of $85,179)	3,378,722
Total investment income	11,857,622

EXPENSES
Compensation of Manager (Note 2)	2,008,524
Investor servicing fees (Note 2)	447,313
Custodian fees (Note 2)	88,970
Trustee compensation and expenses (Note 2)	22,374
Distribution fees (Note 2)	796,334
Administrative services (Note 2)	18,066
Other	239,140
Total expenses	3,620,721
Expense reduction (Note 2)	(6,713)
Net expenses	3,614,008

Net investment income	8,243,614

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	12,518,985
Foreign currency transactions (Note 1)	18,800
Forward currency contracts (Note 1)	(13,068)
Futures contracts (Note 1)	(5,751,450)
Swap contracts (Note 1)	(1,551,245)
Written options (Note 1)	36,219
Net increase from payments by affiliates (Note 2)	445,552
Total net realized gain	5,703,793
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers and TBA sale commitments	64,416,842
Assets and liabilities in foreign currencies	25,146
Forward currency contracts	22,214
Futures contracts	(22,925,561)
Swap contracts	897,255
Written options	79,185
Total change in net unrealized appreciation	42,515,081

Net gain on investments	48,218,874

Net increase in net assets resulting from operations	$56,462,488

The accompanying notes are an integral part of these financial statements.

Dynamic Asset Allocation Conservative Fund 83

Statement of changes in net assets

DECREASE IN NET ASSETS	Six months ended 3/31/23*	Year ended 9/30/22
Operations
Net investment income	$8,243,614	$15,371,537
Net realized gain on investments
and foreign currency transactions	5,703,793	26,762,753
Change in net unrealized appreciation (depreciation)
of investments and assets and liabilities
in foreign currencies	42,515,081	(204,034,130)
Net increase (decrease) in net assets resulting
from operations	56,462,488	(161,899,840)
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(3,220,468)	(6,068,729)
Class B	(19,607)	(37,231)
Class C	(361,967)	(607,799)
Class P	(1,264,322)	(3,187,619)
Class R	(37,684)	(71,661)
Class R5	(12,598)	(77,097)
Class R6	(831,027)	(1,710,749)
Class Y	(1,391,653)	(2,785,191)
Net realized short-term gain on investments
Class A	—	(7,969,407)
Class B	—	(114,591)
Class C	—	(1,768,946)
Class P	—	(3,092,516)
Class R	—	(136,122)
Class R5	—	(83,726)
Class R6	—	(1,914,873)
Class Y	—	(3,288,409)
From net realized long-term gain on investments
Class A	(15,184,398)	(5,481,397)
Class B	(157,934)	(78,816)
Class C	(2,833,013)	(1,216,690)
Class P	(7,336,581)	(2,127,048)
Class R	(213,256)	(93,625)
Class R5	(1,467)	(57,587)
Class R6	(3,225,769)	(1,317,059)
Class Y	(5,717,512)	(2,261,783)
Decrease from capital share transactions (Note 4)	(193,560,325)	(70,938,575)
Total decrease in net assets	(178,907,093)	(278,387,086)

NET ASSETS
Beginning of period	814,874,322	1,093,261,408
End of period	$635,967,229	$814,874,322

* Unaudited.

The accompanying notes are an integral part of these financial statements.

84 Dynamic Asset Allocation Conservative Fund

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Dynamic Asset Allocation Conservative Fund 85

Financial highlights
(For a common share outstanding throughout the period)

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
	Net asset		Net realized								Ratio	investment
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	to average	to average	turnover
Period ended	of period	income (loss)[a]	on investments	operations	income	on investments	distributions	of period	value (%)[b]	(in thousands)	net assets (%)[c]	net assets (%)	(%)[d]
Class A
March 31, 2023**	$9.49	.10	.57	.67	(.09)	(.42)	(.51)	$9.65	7.14*	$347,654	.51*	1.05*	254*
September 30, 2022	11.83	.16	(1.99)	(1.83)	(.16)	(.35)	(.51)	9.49	(16.17)	354,957.98		1.51	361
September 30, 2021	11.22	.14	.87	1.01	(.16)	(.24)	(.40)	11.83	9.14	461,749.97		1.21	380
September 30, 2020	10.76	.16	.55	.71	(.22)	(.03)	(.25)	11.22	6.70	447,803.98		1.47	395
September 30, 2019	10.86	.22	.18	.40	(.22)	(.28)	(.50)	10.76	3.98	472,811	1.00	2.07	173
September 30, 2018	10.79	.21	.13	.34	(.19)	(.08)	(.27)	10.86	3.17	485,387.99		1.95	166
Class B
March 31, 2023**	$9.40	.06	.57	.63	(.05)	(.42)	(.47)	$9.56	6.81*	$3,228	.88*	.63*	254*
September 30, 2022	11.72	.08	(1.98)	(1.90)	(.07)	(.35)	(.42)	9.40	(16.79)	3,986	1.73	.71	361
September 30, 2021	11.12	.05	.86	.91	(.07)	(.24)	(.31)	11.72	8.31	6,997	1.72	.45	380
September 30, 2020	10.67	.08	.54	.62	(.14)	(.03)	(.17)	11.12	5.87	9,047	1.73	.72	395
September 30, 2019	10.77	.14	.18	.32	(.14)	(.28)	(.42)	10.67	3.24	11,609	1.75	1.31	173
September 30, 2018	10.71	.13	.12	.25	(.11)	(.08)	(.19)	10.77	2.33	15,589	1.74	1.18	166
Class C
March 31, 2023**	$9.34	.06	.57	.63	(.05)	(.42)	(.47)	$9.50	6.86*	$61,810	.88*	.68*	254*
September 30, 2022	11.66	.08	(1.97)	(1.89)	(.08)	(.35)	(.43)	9.34	(16.88)	67,579	1.73	.76	361
September 30, 2021	11.06	.05	.86	.91	(.07)	(.24)	(.31)	11.66	8.36	99,034	1.72	.47	380
September 30, 2020	10.61	.08	.54	.62	(.14)	(.03)	(.17)	11.06	5.92	101,750	1.73	.73	395
September 30, 2019	10.71	.14	.18	.32	(.14)	(.28)	(.42)	10.61	3.27	108,582	1.75	1.32	173
September 30, 2018	10.66	.13	.11	.24	(.11)	(.08)	(.19)	10.71	2.25	117,639	1.74	1.19	166
Class P
March 31, 2023**	$9.52	.11	.59	.70	(.11)	(.42)	(.53)	$9.69	7.41*	$9,417	.31*	1.15*	254*
September 30, 2022	11.88	.21	(2.02)	(1.81)	(.20)	(.35)	(.55)	9.52	(15.95)	169,945.60		1.92	361
September 30, 2021	11.26	.19	.87	1.06	(.20)	(.24)	(.44)	11.88	9.61	180,544.59		1.60	380
September 30, 2020	10.80	.20	.55	.75	(.26)	(.03)	(.29)	11.26	7.10	170,539.59		1.86	395
September 30, 2019	10.89	.26	.19	.45	(.26)	(.28)	(.54)	10.80	4.48	144,175.60		2.47	173
September 30, 2018	10.83	.25	.13	.38	(.24)	(.08)	(.32)	10.89	3.47	120,496.60		2.35	166
Class R
March 31, 2023**	$9.81	.09	.60	.69	(.08)	(.42)	(.50)	$10.00	7.07*	$4,898	.63*	.93*	254*
September 30, 2022	12.21	.14	(2.06)	(1.92)	(.13)	(.35)	(.48)	9.81	(16.39)	5,032	1.23	1.23	361
September 30, 2021	11.57	.12	.89	1.01	(.13)	(.24)	(.37)	12.21	8.82	8,115	1.22	.97	380
September 30, 2020	11.08	.14	.57	.71	(.19)	(.03)	(.22)	11.57	6.51	9,223	1.23	1.23	395
September 30, 2019	11.17	.20	.18	.38	(.19)	(.28)	(.47)	11.08	3.69	10,451	1.25	1.82	173
September 30, 2018	11.09	.19	.14	.33	(.17)	(.08)	(.25)	11.17	2.91	10,407	1.24	1.69	166

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

86 Dynamic Asset Allocation Conservative Fund	Dynamic Asset Allocation Conservative Fund 87

Financial highlights cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
	Net asset		Net realized								Ratio	investment
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	to average	to average	turnover
Period ended	of period	income (loss)[a]	on investments	operations	income	on investments	distributions	of period	value (%)[b]	(in thousands)	net assets (%)[c]	net assets (%)	(%)[d]
Class R5
March 31, 2023**	$9.53	.11	.58	.69	(.09)	(.42)	(.51)	$9.71	7.37*	$31	.37*	1.14*	254*
September 30, 2022	11.88	.20	(2.01)	(1.81)	(.19)	(.35)	(.54)	9.53	(15.97)	3,726.71		1.80	361
September 30, 2021	11.26	.17	.88	1.05	(.19)	(.24)	(.43)	11.88	9.49	4,959.70		1.49	380
September 30, 2020	10.80	.19	.55	.74	(.25)	(.03)	(.28)	11.26	6.99	4,664.70		1.77	395
September 30, 2019	10.90	.25	.18	.43	(.25)	(.28)	(.53)	10.80	4.26	5,781.71		2.36	173
September 30, 2018	10.83	.24	.14	.38	(.23)	(.08)	(.31)	10.90	3.45	5,651.71		2.24	166
Class R6
March 31, 2023**	$9.54	.12	.58	.70	(.11)	(.42)	(.53)	$9.71	7.41*	$74,092	.33*	1.23*	254*
September 30, 2022	11.89	.20	(2.01)	(1.81)	(.19)	(.35)	(.54)	9.54	(15.89)	77,067.64		1.85	361
September 30, 2021	11.27	.18	.88	1.06	(.20)	(.24)	(.44)	11.89	9.54	112,853.63		1.57	380
September 30, 2020	10.81	.20	.55	.75	(.26)	(.03)	(.29)	11.27	7.04	119,654.63		1.84	395
September 30, 2019	10.90	.26	.19	.45	(.26)	(.28)	(.54)	10.81	4.42	116,456.64		2.43	173
September 30, 2018	10.84	.25	.12	.37	(.23)	(.08)	(.31)	10.90	3.40	106,430.64		2.31	166
Class Y
March 31, 2023**	$9.54	.11	.58	.69	(.10)	(.42)	(.52)	$9.71	7.35*	$134,837	.38*	1.17*	254*
September 30, 2022	11.89	.19	(2.01)	(1.82)	(.18)	(.35)	(.53)	9.54	(15.98)	132,583.73		1.75	361
September 30, 2021	11.27	.17	.88	1.05	(.19)	(.24)	(.43)	11.89	9.45	219,011.72		1.46	380
September 30, 2020	10.80	.19	.55	.74	(.24)	(.03)	(.27)	11.27	7.02	236,396.73		1.73	395
September 30, 2019	10.90	.24	.18	.42	(.24)	(.28)	(.52)	10.80	4.20	224,159.75		2.32	173
September 30, 2018	10.83	.24	.13	.37	(.22)	(.08)	(.30)	10.90	3.39	230,196.74		2.20	166

* Not annualized.

** Unaudited.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset and/or brokerage service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

d Portfolio turnover includes TBA purchase and sale commitments.

The accompanying notes are an integral part of these financial statements.

88 Dynamic Asset Allocation Conservative Fund	Dynamic Asset Allocation Conservative Fund 89

Notes to financial statements 3/31/23 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Additionally, references to “OTC”, if any, represent over-the-counter and references to “ESG”, if any, represent environmental, social and governance. Unless otherwise noted, the “reporting period” represents the period from October 1, 2022 through March 31, 2023.

Putnam Dynamic Asset Allocation Conservative Fund (the fund) is a diversified series of Putnam Asset Allocation Funds (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The goal of the fund is to seek total return consistent with preservation of capital. Total return is composed of capital appreciation and income. The fund is one of three Putnam Dynamic Asset Allocation Funds, each of which has a unique strategic, or typical, allocation between equity and fixed-income investments. Using qualitative analysis and quantitative techniques, Putnam Management adjusts portfolio allocations from time to time within a certain range for the fund to try to optimize a fund’s performance consistent with its goal. The fund invests mainly in fixed-income investments, including U.S. and foreign government obligations, corporate obligations and securitized debt instruments (such as mortgage-backed investments). Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell fixed-income investments. The fund also invests, to a lesser extent, in equity securities (growth or value stocks or both) of U.S. and foreign companies of any size. Putnam Management may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments. Putnam Management may also select other investments that do not fall within these asset classes. The fund typically uses to a significant extent derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes.

The fund offers the following share classes. The expenses for each class of shares may differ based on the distribution and investor servicing fees of each class, which are identified in Note 2.

Share class	Sales charge	Contingent deferred sales charge	Conversion feature
1.00% on certain redemptions of shares
Class A	Up to 5.75%	bought with no initial sales charge	None
Converts to class A shares
Class B*	None	5.00% phased out over six years	after 8 years
Converts to class A shares
Class C	None	1.00% eliminated after one year	after 8 years
Class PΔ	None	None	None
Class R†	None	None	None
Class R5†	None	None	None
Class R6†	None	None	None
Class Y†	None	None	None

* Purchases of class B shares are closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment.

† Not available to all investors.

Δ Only available to other Putnam funds and other accounts managed by Putnam Management or its affiliates.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these

90 Dynamic Asset Allocation Conservative Fund

contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Amended and Restated Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Dynamic Asset Allocation Conservative Fund 91

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Joint trading account Pursuant to an exemptive order from the SEC, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 90 days.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

The fund may have earned certain fees in connection with its senior loan purchasing activities. These fees, if any, are treated as market discount and are amortized into income in the Statement of operations.

Securities purchased or sold on a delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting

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from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts to hedge against changes in values of securities it owns, owned or expects to own.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk and to gain exposure to currencies.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

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Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

At the close of the reporting period, the fund has deposited cash valued at $2,977,898 in a segregated account to cover margin requirements on open swap contracts.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

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Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as

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an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $137,943 on open derivative contracts subject to the Master Agreements. There was no collateral pledged by the fund at period end for these agreements.

Securities lending The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending, net of expenses, is included in investment income on the Statement of operations. Cash collateral is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. At the close of the reporting period, the fund had no securities out on loan.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan Chase Bank, N.A. ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Prior to May 2, 2023, the fund participated, along with other Putnam funds, in a $100 million ($317.5 million prior to October 14, 2022) unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and

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0.04% of the uncommitted line of credit has been paid by the participating funds and a $75,000 fee has been paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $649,471,044, resulting in gross unrealized appreciation and depreciation of $137,031,838 and $47,727,463, respectively, or net unrealized appreciation of $89,304,375.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.680%	of the first $5 billion,	0.480%	of the next $50 billion,
0.630%	of the next $5 billion,	0.460%	of the next $50 billion,
0.580%	of the next $10 billion,	0.450%	of the next $100 billion and
0.530%	of the next $10 billion,	0.445%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.261% of the fund’s average net assets.

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Putnam Management has contractually agreed, through January 30, 2024, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.25% of the average net assets of the equity and asset allocation portion of the fund managed by PIL and 0.20% of the average net assets of the fixed-income portion of the fund managed by PIL.

The Putnam Advisory Company, LLC (PAC), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Putnam Management or PIL. PAC did not manage any portion of the assets of the fund during the reporting period. If Putnam Management or PIL were to engage the services of PAC, Putnam Management or PIL, as applicable, would pay a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.25% of the average net assets of the equity and asset allocation portion of the fund’s assets for which PAC is engaged as sub-advisor and 0.20% of the average net assets of the fixed-income portion of the fund’s assets for which PAC is engaged as sub-advisor.

Putnam Management voluntarily reimbursed the fund $445,552 for a trading error which occurred during the reporting period. The effect of the loss incurred and the reimbursement by Putnam Management of such amount had no material impact on total return.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing for class A, class B, class C, class R and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. Putnam Investor Services, Inc. has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class P shares paid a monthly fee based on the average net assets of class P shares at an annual rate of 0.01%.

Class R5 shares paid a monthly fee based on the average net assets of class R5 shares at an annual rate of 0.12%.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$264,592	Class R	3,761
Class B	2,726	Class R5	796
Class C	48,732	Class R6	19,129
Class P	6,557	Class Y	101,020
		Total	$447,313

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $6,713 under the expense offset arrangements.

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Each Independent Trustee of the fund receives an annual Trustee fee, of which $727, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Amount
Class A	0.35%	0.25%	$440,759
Class B	1.00%	1.00%	18,180
Class C	1.00%	1.00%	324,858
Class R	1.00%	0.50%	12,537
Total			$796,334

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $9,657 from the sale of class A shares and received $12 and $40 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $63 on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities, including TBA commitments (Long-term)	$2,185,955,974	$2,466,106,559
U.S. government securities (Long-term)	—	—
Total	$2,185,955,974	$2,466,106,559

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Dynamic Asset Allocation Conservative Fund 99

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	SIX MONTHS ENDED 3/31/23		YEAR ENDED 9/30/22
Class A	Shares	Amount	Shares	Amount
Shares sold	1,528,024	$14,641,721	4,328,256	$47,796,303
Shares issued in connection with
reinvestment of distributions	1,855,874	17,657,097	1,659,909	18,749,480
	3,383,898	32,298,818	5,988,165	66,545,783
Shares repurchased	(4,782,861)	(45,890,602)	(7,603,152)	(82,214,142)
Net decrease	(1,398,963)	$(13,591,784)	(1,614,987)	$(15,668,359)

	SIX MONTHS ENDED 3/31/23		YEAR ENDED 9/30/22
Class B	Shares	Amount	Shares	Amount
Shares sold	1,452	$13,682	8,976	$96,334
Shares issued in connection with
reinvestment of distributions	16,604	156,391	17,126	193,853
	18,056	170,073	26,102	290,187
Shares repurchased	(104,428)	(999,531)	(198,817)	(2,155,970)
Net decrease	(86,372)	$(829,458)	(172,715)	$(1,865,783)

	SIX MONTHS ENDED 3/31/23		YEAR ENDED 9/30/22
Class C	Shares	Amount	Shares	Amount
Shares sold	152,660	$1,436,873	1,264,124	$14,122,695
Shares issued in connection with
reinvestment of distributions	337,510	3,161,828	313,520	3,524,328
	490,170	4,598,701	1,577,644	17,647,023
Shares repurchased	(1,215,730)	(11,503,906)	(2,839,880)	(30,208,378)
Net decrease	(725,560)	$(6,905,205)	(1,262,236)	$(12,561,355)

	SIX MONTHS ENDED 3/31/23		YEAR ENDED 9/30/22
Class P	Shares	Amount	Shares	Amount
Shares sold	2,703,718	$25,983,177	8,092,236	$86,396,265
Shares issued in connection with
reinvestment of distributions	900,145	8,600,903	745,797	8,401,960
	3,603,863	34,584,080	8,838,033	94,798,225
Shares repurchased	(20,480,107)	(198,001,110)	(6,192,038)	(67,223,239)
Net increase (decrease)	(16,876,244)	$(163,417,030)	2,645,995	$27,574,986

100 Dynamic Asset Allocation Conservative Fund

	SIX MONTHS ENDED 3/31/23		YEAR ENDED 9/30/22
Class R	Shares	Amount	Shares	Amount
Shares sold	30,726	$304,945	91,521	$1,012,068
Shares issued in connection with
reinvestment of distributions	24,338	239,996	24,805	291,649
	55,064	544,941	116,326	1,303,717
Shares repurchased	(78,154)	(769,294)	(267,875)	(3,034,701)
Net decrease	(23,090)	$(224,353)	(151,549)	$(1,730,984)

	SIX MONTHS ENDED 3/31/23		YEAR ENDED 9/30/22
Class R5	Shares	Amount	Shares	Amount
Shares sold	5,340	$51,746	48,906	$523,981
Shares issued in connection with
reinvestment of distributions	1,455	14,065	19,314	218,410
	6,795	65,811	68,220	742,391
Shares repurchased	(394,671)	(3,970,112)	(94,584)	(1,005,515)
Net decrease	(387,876)	$(3,904,301)	(26,364)	$(263,124)

	SIX MONTHS ENDED 3/31/23		YEAR ENDED 9/30/22
Class R6	Shares	Amount	Shares	Amount
Shares sold	439,440	$4,249,275	1,193,788	$13,126,557
Shares issued in connection with
reinvestment of distributions	423,613	4,056,310	435,992	4,942,681
	863,053	8,305,585	1,629,780	18,069,238
Shares repurchased	(1,309,962)	(12,754,881)	(3,039,864)	(33,230,530)
Net decrease	(446,909)	$(4,449,296)	(1,410,084)	$(15,161,292)

	SIX MONTHS ENDED 3/31/23		YEAR ENDED 9/30/22
Class Y	Shares	Amount	Shares	Amount
Shares sold	2,110,109	$20,371,810	3,190,592	$34,734,276
Shares issued in connection with
reinvestment of distributions	722,841	6,914,908	668,039	7,575,417
	2,832,950	27,286,718	3,858,631	42,309,693
Shares repurchased	(2,843,275)	(27,525,616)	(8,379,928)	(93,572,354)
Net decrease	(10,325)	$(238,898)	(4,521,297)	$(51,262,661)

Dynamic Asset Allocation Conservative Fund 101

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares
					outstanding
					and fair
	Fair value as	Purchase	Sale	Investment	value as
Name of affiliate	of 9/30/22	cost	proceeds	income	of 3/31/23
Short-term investments
Putnam Short Term
Investment Fund*	$44,597,076	$143,766,990	$177,563,160	$543,142	$10,800,906
Total Short-term
investments	$44,597,076	$143,766,990	$177,563,160	$543,142	$10,800,906

* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

On July 27, 2017, the United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. ICE Benchmark Administration, the administrator of LIBOR, ceased publication of most LIBOR settings on a representative basis at the end of 2021 and is expected to cease publication of a majority of U.S. dollar LIBOR settings on a representative basis after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. LIBOR has historically been a common benchmark interest rate index used to make adjustments to variable-rate loans. It is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments and borrowing arrangements. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. Various financial industry groups have been planning for the transition away from LIBOR, but there are obstacles to converting certain longer-term securities and transactions to new reference rates. Markets are developing slowly and questions around liquidity in these rates and how to appropriately adjust these rates to mitigate any economic value transfer at the time of transition remain a significant concern. Neither the effect of the transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets that rely on LIBOR to determine interest rates. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of related transactions, such as hedges. While some LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, not all may have such provisions and there may be significant uncertainty regarding the effectiveness of any such alternative methodologies. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur at any time.

The Covid–19 pandemic and efforts to contain its spread have resulted in, among other effects, significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, significant changes in fiscal and monetary policies, and economic downturns and recessions. The effects of the Covid–19 pandemic have negatively affected, and may continue to negatively affect, the global economy, the economies of the United States and other individual countries, the financial performance of individual issuers, sectors, industries, asset classes, and markets, and the value, volatility, and liquidity of particular securities and

102 Dynamic Asset Allocation Conservative Fund

other assets. The effects of the Covid–19 pandemic also are likely to exacerbate other risks that apply to the fund, which could negatively impact the fund’s performance and lead to losses on your investment in the fund. The duration of the Covid–19 pandemic and its effects cannot be determined with certainty.

Note 7: Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 8: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased equity option contracts (contract amount)	$7,000
Written equity option contracts (contract amount)	$7,000
Futures contracts (number of contracts)	3,000
Forward currency contracts (contract amount)	$22,500,000
Centrally cleared interest rate swap contracts (notional)	$235,400,000
OTC total return swap contracts (notional)	$56,400,000
OTC credit default contracts (notional)	$7,100,000
Centrally cleared credit default contracts (notional)	$34,100,000

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	ASSET DERIVATIVES		LIABILITY DERIVATIVES
Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Fair value	liabilities location	Fair value
Receivables, Net
assets — Unrealized
Credit contracts	appreciation	$1,665,986*	Payables	$658,256
Foreign exchange
contracts	Receivables	188,858	Payables	252,776
Investments,
Receivables, Net
	assets — Unrealized		Payables, Net assets —
Equity contracts	appreciation	1,059,449*	Unrealized depreciation	9,761,503*
Receivables, Net
	assets — Unrealized		Payables, Net assets —
Interest rate contracts	appreciation	4,559,339*	Unrealized depreciation	2,986,280*
Total		$7,473,632		$13,658,815

* Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

Dynamic Asset Allocation Conservative Fund 103

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$385,450	$385,450
Foreign exchange contracts	—	—	(13,068)	—	$(13,068)
Equity contracts	(13,231)	4,748,496	—	(31,764)	$4,703,501
Interest rate contracts	—	(10,499,946)	—	(1,904,931)	$(12,404,877)
Total	$(13,231)	$(5,751,450)	$(13,068)	$(1,551,245)	$(7,328,994)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss)
on investments
Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$1,012,578	$1,012,578
Foreign exchange contracts	—	—	22,214	—	$22,214
Equity contracts	(30,495)	(35,908,657)	—	(191,937)	$(36,131,089)
Interest rate contracts	—	12,983,096	—	76,614	$13,059,710
Total	$(30,495)	$(22,925,561)	$22,214	$897,255	$(22,036,587)

104 Dynamic Asset Allocation Conservative Fund

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Dynamic Asset Allocation Conservative Fund 105

Note 9: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	BofA Securities, Inc.	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Morgan Stanley & Co. International PLC	NatWest Markets PLC	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total
Assets:
Centrally cleared interest rate
swap contracts§	$—	$143,152	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$ 143,152
OTC Total return swap contracts*#	403,792	—	—	—	—	—	654,081	—	—	—	—	—	—	—	—	—	1,057,873
OTC Credit default contracts —
protection sold*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
OTC Credit default contracts —
protection purchased*#	—	—	—	—	421,116	347,691	297,818	—	—	160,588	64,515	170,014	—	—	—	—	1,461,742
Centrally cleared credit
default contracts§	—	18,808	—	—	—	—	—	—	—	—	—	—	—	—	—	—	18,808
Futures contracts§	—	—	443	—	—	—	—	—	—	598,782	—	—	—	—	—	—	599,225
Forward currency contracts#	11,070	—	—	—	—	—	—	—	89,077	—	—	—	20,281	68,430	—	—	188,858
Purchased options**#	—	—	—	1,074	—	—	—	—	—	—	—	—	—	—	—	—	1,074
Total Assets	$414,862	$161,960	$443	$1,074	$421,116	$347,691	$951,899	$—	$89,077	$759,370	$64,515	$170,014	$20,281	$68,430	$—	$—	$3,470,732
Liabilities:
Centrally cleared interest rate
swap contracts§	—	227,102	—	—	—	—	—	—	—	—	—	—	—	—	—	—	227,102
OTC Total return swap contracts*#	394,648	—	—	—	—	—	348,100	—	—	—	—	—	—	—	—	—	742,748
OTC Credit default contracts —
protection sold*#	—	—	—	—	277,126	63,138	94,082	—	—	140,230	8,896	74,784	—	—	—	—	658,256
OTC Credit default contracts —
protection purchased*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Centrally cleared credit
default contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Futures contracts§	—	—	2,090,460	—	—	—	—	—	—	22,984	—	—	—	—	—	—	2,113,444
Forward currency contracts#	2,211	—	—	5,945	—	—	—	3,059	2,589	—	—	22,851	71,196	66,344	11,097	67,484	252,776
Written options#	—	—	—	517	—	—	—	—	—	—	—	—	—	—	—	—	517
Total Liabilities	$396,859	$227,102	$2,090,460	$6,462	$277,126	$63,138	$442,182	$3,059	$2,589	$163,214	$8,896	$97,635	$71,196	$66,344	$11,097	$67,484	$3,994,843
Total Financial and Derivative
Net Assets	$18,003	$(65,142)	$(2,090,017)	$(5,388)	$143,990	$284,553	$509,717	$(3,059)	$86,488	$596,156	$55,619	$72,379	$(50,915)	$2,086	$(11,097)	$(67,484)	$(524,111)
Total collateral received (pledged)†##	$—	$—	$—	$—	$110,000	$210,000	$509,717	$—	$86,488	$10,000	$55,619	$72,379	$—	$—	$—	$—
Net amount	$18,003	$(65,142)	$(2,090,017)	$(5,388)	$33,990	$74,553	$—	$(3,059)	$—	$586,156	$—	$—	$(50,915)	$2,086	$(11,097)	$(67,484)
Controlled collateral received
(including TBA commitments)**	$—	$—	$—	$—	$657,000	$210,000	$520,000	$—	$110,000	$663,000	$111,035	$130,000	$—	$—	$—	$—	$2,401,035
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including
TBA commitments)**	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—

106 Dynamic Asset Allocation Conservative Fund	Dynamic Asset Allocation Conservative Fund 107

* Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $11,977,494 and $2,977,898, respectively.

108 Dynamic Asset Allocation Conservative Fund

Fund information

Founded over 85 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage funds across income, value, blend, growth, sustainable, and asset allocation categories.

Investment Manager	Trustees	Richard T. Kircher
Putnam Investment	Kenneth R. Leibler, Chair	Vice President and
Management, LLC	Barbara M. Baumann, Vice Chair	BSA Compliance Officer
100 Federal Street	Liaquat Ahamed
Boston, MA 02110	Katinka Domotorffy	Martin Lemaire
	Catharine Bond Hill	Vice President and
Investment Sub-Advisors	Jennifer Williams Murphy	Derivatives Risk Manager
Putnam Investments Limited	Marie Pillai
16 St James’s Street	George Putnam III	Susan G. Malloy
London, England SW1A 1ER	Robert L. Reynolds	Vice President and
	Manoj P. Singh	Assistant Treasurer
The Putnam Advisory Company, LLC	Mona K. Sutphen
100 Federal Street		Alan G. McCormack
Boston, MA 02110	Officers	Vice President and
	Robert L. Reynolds	Derivatives Risk Manager
Marketing Services	President
Putnam Retail Management		Denere P. Poulack
Limited Partnership	James F. Clark	Assistant Vice President,
100 Federal Street	Vice President, Chief Compliance	Assistant Clerk, and
Boston, MA 02110	Officer, and Chief Risk Officer	Assistant Treasurer

Custodian	Michael J. Higgins	Janet C. Smith
State Street Bank	Vice President, Treasurer,	Vice President,
and Trust Company	and Clerk	Principal Financial Officer,
Principal Accounting Officer,
Legal Counsel	Jonathan S. Horwitz	and Assistant Treasurer
Ropes & Gray LLP	Executive Vice President,
	Principal Executive Officer,	Stephen J. Tate
	and Compliance Liaison	Vice President and
Chief Legal Officer

Mark C. Trenchard
Vice President

This report is for the information of shareholders of Putnam Dynamic Asset Allocation Conservative Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 13. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Asset Allocation Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: May 26, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: May 26, 2023

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: May 26, 2023